GOLDMAN SACHS EMERGING MARKETS CREDIT FUND

Schedule of Investments

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 94.9%
Argentina(a)(b) – 0.6%
YPF SA (NR/Caa3)
$190,000	9.500%		01/17/31	$ 193,040

Australia(a) – 0.6%
Santos Finance Ltd. (BBB-/NR)
200,000	4.125		09/14/27	190,530

Bermuda(a) – 0.7%
Inkia Energy Ltd. (B+/Ba2)
200,000	5.875		11/09/27	199,704

Brazil – 3.3%
B3 SA - Brasil Bolsa Balcao (NR/Ba1)
210,000	4.125		09/20/31	183,488
Guara Norte SARL (NR/Baa3)
165,630	5.198		06/15/34	152,628
Petrobras Global Finance BV (BB/Ba1)
200,000	6.500	(a)	07/03/33	198,120
Samarco Mineracao SA (NR/B3) (PIK 9.049%, Cash 9.000%)
131,794	9.000	(a)(c)	06/30/31	122,354
Sitios Latinoamerica SAB de CV (NR/Baa3)
260,000	5.375	(a)	04/04/32	241,069
Vale Overseas Ltd. (BBB-/Baa3)
50,000	6.125	(a)	06/12/33	50,400
50,000	6.400	(a)	06/28/54	49,178

				997,237

British Indian Ocean Territory – 1.0%
Gohl Capital Ltd. (NR/Baa2)
310,000	4.250		01/24/27	297,794

Canada(a) – 2.0%
First Quantum Minerals Ltd. (B/NR)
200,000	6.875		10/15/27	195,062
200,000	9.375	(b)	03/01/29	209,250
St. Mary’s Cement, Inc. (BBB/Baa3)
200,000	5.750	(b)	04/02/34	197,360

				601,672

Cayman Islands – 0.6%
DP World Crescent Ltd. (NR/Baa2)
200,000	3.875		07/18/29	187,250

Chile – 4.3%
AES Andes SA (BBB-/Baa3)
200,000	6.300	(a)	03/15/29	200,380
Banco del Estado de Chile (BBB-/Baa3) (5 yr. CMT + 3.228%)
200,000	7.950	(a)(b)(d)	05/02/29	206,400
Cia Cervecerias Unidas SA (BBB/NR)
210,000	3.350	(a)	01/19/32	182,109
GNL Quintero SA (BBB+/Baa2)
323,600	4.634		07/31/29	315,611
Interchile SA (NR/Baa1)
250,000	4.500	(a)	06/30/56	209,375
Inversiones CMPC SA (BBB/Baa3)
230,000	3.000	(a)	04/06/31	195,141

				1,309,016

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
China(a) – 1.2%
Huachen Energy Co. Ltd. (NR/WR)
	$36,640	4.650	%(c)	12/29/26	$ 19,007
Meituan (BBB/Baa3)
	200,000	3.050		10/28/30	172,063
Prosus NV (BBB/Baa3)
	200,000	4.193		01/19/32	176,812

					367,882

Colombia – 5.2%
Banco de Bogota SA (NR/Ba2)
	200,000	6.250		05/12/26	196,850
Bancolombia SA (NR/Ba3) (5 yr. CMT + 4.320%)
	200,000	8.625	(a)(d)	12/24/34	203,800
Ecopetrol SA (BB+/Ba1)
	400,000	8.625	(a)	01/19/29	421,040
Empresas Publicas de Medellin ESP (NR/Baa3)
	290,000	4.250	(a)	07/18/29	248,927
Geopark Ltd. (B+/NR)
	200,000	5.500	(a)	01/17/27	181,438
Oleoducto Central SA (BB+/Ba1)
	350,000	4.000	(a)	07/14/27	324,450

					1,576,505

Czech Republic(a)(d) – 0.7%
Ceska sporitelna AS (BBB+/NR) (3 mo. EUR EURIBOR + 2.350%)
EUR	200,000	5.737		03/08/28	220,620

Dominican Republic(a) – 2.9%
Aeropuertos Dominicanos Siglo XXI SA (BB/Ba2)
	$400,000	6.750		03/30/29	410,500
Aeropuertos Dominicanos Siglo XXI SA (NR/NR)
	460,000	7.000	(b)	06/30/34	463,496

					873,996

Ghana(a) – 1.3%
Kosmos Energy Ltd. (B/B3u)
	400,000	7.125		04/04/26	394,250

Guatemala(a) – 2.5%
Banco Industrial SA (NR/B1) (5 yr. CMT + 4.442%)
	200,000	4.875	(d)	01/29/31	191,550
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL (NR/Ba2)
	200,000	5.250		04/27/29	186,000
CT Trust (NR/Ba2)
	200,000	5.125		02/03/32	176,700
Energuate Trust (NR/Ba2)
	220,000	5.875		05/03/27	212,025

					766,275

Hong Kong(a) – 1.4%
CAS Capital No. 1 Ltd. (BB/Ba2) (5 yr. CMT + 3.642%)
	200,000	4.000	(d)	07/12/26	186,750

GOLDMAN SACHS EMERGING MARKETS CREDIT FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Hong Kong(a) – (continued)
Melco Resorts Finance Ltd. (BB-/Ba3)
	$260,000	5.625%		07/17/27	$ 247,081

					433,831

Hungary(a)(d) – 0.7%
OTP Bank Nyrt (NR/Ba2) (-1X 5 yr. EURIBOR ICE Swap + 3.200%)
EUR	200,000	2.875		07/15/29	213,380

India(a) – 2.8%
Adani Ports & Special Economic Zone Ltd. (BBB-/Baa3)
	$200,000	4.200		08/04/27	185,250
IRB Infrastructure Developers Ltd. (NR/Ba2)
	200,000	7.110	(b)	03/11/32	200,312
JSW Hydro Energy Ltd. (NR/Ba1)
	152,000	4.125		05/18/31	134,140
JSW Infrastructure Ltd. (NR/Ba1)
	200,000	4.950		01/21/29	189,000
Vedanta Resources Finance II PLC (CCC+/NR)
	126,900	13.875		01/21/27	124,957

					833,659

Indonesia(a)(c) – 0.0%
Modernland Overseas Pte. Ltd. (NR/NR)
	3,000	5.000		04/30/27	150

Israel – 1.8%
Teva Pharmaceutical Finance Netherlands III BV (BB-/Ba2)
	200,000	7.125	(a)	01/31/25	200,638
	150,000	3.150		10/01/26	140,811
	200,000	4.750	(a)	05/09/27	192,786

					534,235

Jordan – 0.8%
Hikma Finance USA LLC (BBB-/WR)
	250,000	3.250		07/09/25	241,719

Kazakhstan(a) – 0.6%
Tengizchevroil Finance Co. International Ltd. (BB+/Baa2)
	200,000	2.625		08/15/25	192,000

Luxembourg – 2.3%
Acu Petroleo Luxembourg SARL (BB/Ba2)
	242,425	7.500	(a)	07/13/35	234,092
MHP Lux SA (CCC/NR)
	200,000	6.950		04/03/26	165,000
Rede D’or Finance SARL (BB/NR)
	320,000	4.500	(a)	01/22/30	288,900

					687,992

Malaysia(a) – 0.6%
GENM Capital Labuan Ltd. (BBB-/NR)
	200,000	3.882		04/19/31	175,000

Mauritius(a) – 0.8%
Axian Telecom (B/NR)
	240,000	7.375		02/16/27	233,866

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Mexico – 7.7%
Banco Mercantil del Norte SA (BB-/Ba2) (5 yr. CMT + 4.967%)
$230,000	6.750	%(a)(d)	09/27/24	$ 228,203
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (NR/Baa2) (5 yr. CMT + 2.995%)
200,000	7.525	(a)(d)	10/01/28	207,937
BBVA Bancomer SA (BB/NR) (5 yr. CMT + 2.650%)
200,000	5.125	(a)(d)	01/18/33	182,437
Becle SAB de CV (BBB-/NR)
250,000	2.500	(a)	10/14/31	197,656
Cemex SAB de CV (BB/NR) (5 yr. CMT + 5.157%)
340,000	9.125	(a)(d)	03/14/28	362,844
Cemex SAB de CV (BBB-/NR)
200,000	3.875	(a)	07/11/31	175,800
CIBANCO SA Institucion de Banca Multiple Trust CIB/3332 (NR/Ba1)
400,000	4.375	(a)	07/22/31	320,875
Mexico City Airport Trust (BBB/Baa3)
330,000	4.250	(a)	10/31/26	317,160
200,000	5.500	(a)	07/31/47	165,688
Petroleos Mexicanos (BBB/B3)
20,000	6.500		03/13/27	19,048
20,000	5.350		02/12/28	17,950
30,000	6.500		01/23/29	27,075
20,000	8.750	(a)	06/02/29	19,638
20,000	6.375		01/23/45	12,920
40,000	6.750		09/21/47	26,355
20,000	6.350		02/12/48	12,686
40,000	6.950	(a)	01/28/60	26,270

				2,320,542

Mongolia(a) – 2.7%
MGM China Holdings Ltd. (B+/B1)
200,000	4.750		02/01/27	190,600
Mongolian Mining Corp. (NR/NR)
8,597	11.000	(e)	10/01/24	8,664
Mongolian Mining Corp./Energy Resources LLC (NR/B3)
125,000	12.500		09/13/26	132,813
Sands China Ltd. (BBB-/Baa2)
260,000	2.300		03/08/27	237,169
Wynn Macau Ltd. (BB-/B1)
270,000	5.500		10/01/27	256,500

				825,746

Morocco – 1.7%
OCP SA (BB+/NR)
320,000	4.500		10/22/25	313,800
260,000	5.125	(a)	06/23/51	195,731

				509,531

Netherlands – 5.1%
Braskem Netherlands Finance BV (BB+/NR)
200,000	4.500	(a)	01/31/30	169,300
Minejesa Capital BV (NR/Baa3)
185,960	4.625		08/10/30	178,173

GOLDMAN SACHS EMERGING MARKETS CREDIT FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Netherlands – (continued)
MV24 Capital BV (BB+/NR)
	$315,320	6.748%		06/01/34	$ 300,166
NE Property BV (BBB/NR)
EUR	330,000	1.875	(a)	10/09/26	331,364
Prosus NV (BBB/Baa2)
	$200,000	3.257	(a)	01/19/27	186,710
	200,000	3.680	(a)	01/21/30	177,438
Vivo Energy Investments BV (BB+/Ba1)
	210,000	5.125	(a)	09/24/27	198,187

					1,541,338

Nigeria – 3.4%
Access Bank PLC (NR/Caa1)
	370,000	6.125		09/21/26	352,078
IHS Holding Ltd. (B+/NR)
	280,000	5.625	(a)	11/29/26	265,738
SEPLAT Energy PLC (B/Caa1)
	400,000	7.750	(a)	04/01/26	392,400

					1,010,216

Norway(a) – 1.1%
DNO ASA (NR/NR)
	130,000	7.875		09/09/26	129,187
	200,000	9.250		06/04/29	199,250

					328,437

Panama(a) – 2.7%
Aeropuerto Internacional de Tocumen SA (BBB/Baa3)
	200,000	4.000		08/11/41	151,063
	200,000	5.125		08/11/61	147,500
AES Panama Generation Holdings SRL (NR/Baa3)
	386,052	4.375		05/31/30	334,321
Telecomunicaciones Digitales SA (NR/Ba2)
	200,000	4.500		01/30/30	178,260

					811,144

Paraguay(a) – 1.6%
Banco Continental SAECA (NR/Ba1)
	300,000	2.750		12/10/25	283,781
Telefonica Celular del Paraguay SA (NR/Ba2)
	200,000	5.875		04/15/27	195,688

					479,469

Peru – 3.7%
Banco de Credito del Peru SA (BBB-/NR)
	220,000	5.850	(a)(b)	01/11/29	221,650
Consorcio Transmantaro SA (NR/Baa3)
	240,000	4.700		04/16/34	225,525
Hunt Oil Co. of Peru LLC Sucursal Del Peru (NR/Ba1)
	200,000	8.550	(a)(b)	09/18/33	216,312
InRetail Consumer (BB+/Baa3)
	200,000	3.250	(a)	03/22/28	181,125

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Peru – (continued)
SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA (NR/Ba1)
	$320,000	3.500	%(a)	08/02/28	$ 279,600

					1,124,212

Romania(a)(d) – 1.9%
Banca Comerciala Romana SA (NR/Baa2) (3 mo. EUR EURIBOR + 4.539%)
EUR	200,000	7.625		05/19/27	224,146
Banca Transilvania SA (NR/Ba1) (1 yr. EURIBOR ICE Swap + 5.580%)
	320,000	8.875		04/27/27	361,193

					585,339

Saudi Arabia(a) – 0.5%
Saudi Arabian Oil Co. (NR/A1)
	$200,000	3.250		11/24/50	134,500

Singapore – 1.5%
Continuum Energy Aura Pte. Ltd. (B+/NR)
	200,000	9.500	(a)	02/24/27	205,625
LLPL Capital Pte. Ltd. (NR/Baa3)
	193,550	6.875		02/04/39	193,786
Modernland Overseas Pte. Ltd. (NR/Ca) (PIK 3.000%, Cash 2.000%)
	200,000	5.000	(a)(c)	04/30/27	55,000

					454,411

South Africa – 6.1%
Absa Group Ltd. (NR/B2) (5 yr. CMT + 5.411%)
	240,000	6.375	(a)(d)	05/27/26	233,175
Anglo American Capital PLC (BBB/Baa2)
	200,000	5.750	(a)(b)	04/05/34	199,074
	200,000	6.000	(a)(b)	04/05/54	197,872
Bidvest Group U.K. PLC (NR/Ba2)
	230,000	3.625	(a)	09/23/26	214,547
Eskom Holdings SOC Ltd. (B/B2)
	200,000	7.125		02/11/25	199,250
Eskom Holdings SOC Ltd. (BB-/Ba2)(f)
	200,000	4.314	(g)	07/23/27	185,346
MTN Mauritius Investments Ltd. (BB-/Ba2)
	320,000	6.500		10/13/26	318,400
Sasol Financing USA LLC (BB+/Ba1)
	290,000	8.750	(a)	05/03/29	293,828

					1,841,492

South Korea(h) – 0.6%
LG Chem Ltd. (NR/A3)
	200,000	1.600		07/18/30	177,528

Supranational – 1.2%
African Export-Import Bank (NR/Baa1)
	200,000	2.634	(a)	05/17/26	187,298

GOLDMAN SACHS EMERGING MARKETS CREDIT FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Supranational – (continued)
Eastern & Southern African Trade & Development Bank (NR/Baa3)
	$200,000	4.125%		06/30/28	$ 176,426

					363,724

Turkey – 6.6%
Akbank TAS (NR/B3)
	210,000	7.498	(b)	01/20/30	208,925
Anadolu Efes Biracilik Ve Malt Sanayii AS (BB+/NR)
	320,000	3.375	(a)	06/29/28	277,634
Coca-Cola Icecek AS (BB+/NR)
	200,000	4.500	(a)	01/20/29	184,375
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS (NR/B3)
	267,286	9.500	(a)	07/10/36	245,903
Mersin Uluslararasi Liman Isletmeciligi AS (BB-/NR)
	200,000	8.250	(a)(b)	11/15/28	204,687
Sisecam U.K. PLC (NR/B2)
	230,000	8.625	(a)(b)	05/02/32	233,953
Turkiye Garanti Bankasi AS (NR/Caa2) (5 yr. CMT + 4.090%)
	200,000	8.375	(a)(b)(d)	02/28/34	199,563
Yapi ve Kredi Bankasi AS (NR/B3)
	400,000	9.250	(b)	10/16/28	424,875

					1,979,915

Ukraine – 0.7%
Metinvest BV (CCC+/NR)
EUR	220,000	5.625		06/17/25	211,678

United Arab Emirates – 1.1%
Galaxy Pipeline Assets Bidco Ltd. (NR/Aa2)
	$162,080	2.160		03/31/34	139,034
NBK Tier 1 Financing 2 Ltd. (NR/Baa3) (6 yr. CMT + 2.832%)
	200,000	4.500	(a)(d)	08/27/25	193,000

					332,034

United Kingdom(a) – 1.3%
Endeavour Mining PLC (BB-/NR)
	220,000	5.000		10/14/26	208,587
Tullow Oil PLC (CCC+/Caa2)
	200,000	7.000		03/01/25	191,688

					400,275

United States(a) – 1.9%
ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/Andean Telecom Partners (BB-/Ba3)
	200,000	4.050		04/27/26	188,000
GCC SAB de CV (BBB-/NR)
	200,000	3.614		04/20/32	169,928
Sagicor Financial Co. Ltd. (BBB/NR)
	230,000	5.300		05/13/28	217,925

					575,853

Uzbekistan – 2.4%
Ipoteka-Bank ATIB (BB-/NR)
	400,000	5.500		11/19/25	387,024

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Uzbekistan – (continued)
Uzbek Industrial & Construction Bank ATB (BB-/NR)
	$330,000	5.750%	12/02/24	$ 325,472

				712,496

Vietnam(a) – 0.7%
Mong Duong Finance Holdings BV (NR/Ba2)
	227,686	5.125	05/07/29	216,799

TOTAL CORPORATE OBLIGATIONS (Cost $27,494,588)				$28,658,282

Sovereign Debt Obligations – 2.7%
Poland(b)(f)(g) – 1.2%
Bank Gospodarstwa Krajowego (NR/A2)
	$340,000	6.250%	10/31/28	$ 351,597

Russia(i) – 0.2%
Russia Federal Bonds - OFZ (NR/WR)
RUB	23,825,000	7.050	01/19/28	55,569

Uzbekistan – 1.3%
National Bank of Uzbekistan (BB-/NR)
	$200,000	4.850	10/21/25	192,070
Republic of Uzbekistan International Bonds (BB-/NR)
	200,000	7.850 (b)	10/12/28	206,313

				398,383

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,054,347)				$ 805,549

Shares		Dividend Rate		Value

Investment Company(j) – 1.0%
Goldman Sachs Financial Square Government Fund — Institutional Shares
	293,069	5.213%		$ 293,069
(Cost $293,069)

TOTAL INVESTMENTS – 98.6% (Cost $28,842,004)				$29,756,900

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.4%				420,376

NET ASSETS – 100.0%				$30,177,276

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Pay-in-kind securities.

(d)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2024.

(e)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on June 30, 2024.

(f)	Guaranteed by a foreign government until maturity. Total market value of these securities amounts to $536,943, which represents approximately 1.8% of the Fund’s net assets as of June 30, 2024.

(g)	Guaranteed by a foreign government until maturity. Total market value of these securities amounts to $536,943, which represents approximately 2% of the Fund’s net assets as of June 30, 2024.

(h)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on June 30, 2024.

(i)	Security is currently in default and/or non-income producing.

(j)	Represents an affiliated issuer.

GOLDMAN SACHS EMERGING MARKETS CREDIT FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2024, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	USD	1,813,494	EUR	1,676,870	07/30/24	$15,029

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	EUR	228,533	USD	245,447	07/30/24	$(342)

FUTURES CONTRACTS — At June 30, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	4	09/19/24	$439,937	$86
20 Year U.S. Treasury Bonds	6	09/19/24	709,875	9,619
Ultra 10-Year U.S. Treasury Note	1	09/19/24	113,531	(658)
Ultra Long U.S. Treasury Bonds	2	09/19/24	250,688	(2,816)

Total				$6,231

Short position contracts:
5 Year U.S. Treasury Notes	(1)	09/30/24	(106,578)	3

TOTAL FUTURES CONTRACTS				$6,234

SWAP CONTRACTS — At June 30, 2024, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

2.500%(b)	6M EURO(c)	09/18/26	EUR	160	$1,896	$2,027	$(131)
2.500(b)	6M EURO(c)	09/18/29		110	1,742	1,730	12
2.500(b)	6M EURO(c)	09/18/31		100	1,977	1,846	131

GOLDMAN SACHS EMERGING MARKETS CREDIT FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

6M EURO(c)	2.500%(b)	09/18/34	EUR	140	$(4,029)	$(3,591)	$(438)
2.750%(b)	6M EURO(c)	09/18/39		110	1,269	726	543

TOTAL					$2,855	$2,738	$117

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2024.
(b)	Payments made annually.
(c)	Payments made semi-annually.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2024(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
Republic of South Africa, 5.875%, 9/16/2025	(1.000)%	2.071%	06/20/29	$—	$—	$7	$(7)

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

Currency Abbreviations:
EUR	— Euro
RUB	— Russian Ruble
USD	— U.S. Dollar

Investment Abbreviations:
CMT	— Constant Maturity Treasury Indexes
EURIBOR	— Euro Interbank Offered Rate
ICE	— Inter-Continental Exchange
LLC	— Limited Liability Company
MTN	— Medium Term Note
NR	— Not Rated
PIK	— Payment in kind
PLC	— Public Limited Company
WR	— Withdrawn Rating

Abbreviation:
EURO	— Euro Offered Rate

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments

June 30, 2024 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – 72.6%
Angola – 1.8%
Angola Government International Bonds (B-/B3)
	$1,330,000	8.000%		11/26/29	$ 1,195,338
	450,000	8.750	(a)	04/14/32	398,391
	1,040,000	9.125		11/26/49	853,125
Angola Government International Bonds (NR/B3)
	327,000	9.500		11/12/25	331,598
	320,000	8.250		05/09/28	300,400
	2,160,000	8.250	(a)	05/09/28	2,027,700
	2,310,000	9.375		05/08/48	1,932,459

					7,039,011

Argentina(b) – 1.4%
Argentina Republic Government International Bonds (CCC/NR)
EUR	120,088	0.500		07/09/29	68,440
	$49,348	1.000		07/09/29	28,206
	1,054,677	0.750	(c)	07/09/30	591,674
	4,005,877	3.625	(c)	07/09/35	1,682,468
	4,100,000	4.250	(c)	01/09/38	1,881,900
	3,084,455	3.500	(c)	07/09/41	1,209,106

					5,461,794

Azerbaijan – 0.6%
Republic of Azerbaijan International Bonds (NR/Ba1u)
	2,880,000	3.500		09/01/32	2,457,000

Bahrain – 2.4%
Bahrain Government International Bonds (B+/B2u)
	1,510,000	7.375	(a)	05/14/30	1,572,759
	1,320,000	5.625	(a)	09/30/31	1,240,388
	230,000	5.450		09/16/32	211,025
	820,000	5.450	(a)	09/16/32	752,350
Bahrain Government International Bonds (B+/NR)
	1,490,000	4.250	(a)	01/25/28	1,399,203
	2,390,000	6.750		09/20/29	2,424,356
	1,230,000	5.250		01/25/33	1,096,238
CBB International Sukuk Programme Co. WLL (B+/B2u)
	890,000	3.950	(a)	09/16/27	838,547

					9,534,866

Benin(a) – 0.4%
Benin Government International Bonds (BB-/B1)
	350,000	7.960		02/13/38	324,844
Benin Government International Bonds (BB-/NR)
EUR	1,420,000	4.875		01/19/32	1,272,677

					1,597,521

Bermuda(b) – 0.2%
Bermuda Government International Bonds (A+/A2)
	$700,000	2.375		08/20/30	588,656
	580,000	3.375		08/20/50	394,944

					983,600

Brazil – 2.1%
Brazil Government International Bonds (BB/Ba2)
	705,000	3.875		06/12/30	622,163
	920,000	6.250		03/18/31	912,640

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Brazil – (continued)
Brazil Government International Bonds (BB/Ba2) – (continued)
$1,660,000	6.000%		10/20/33	$ 1,595,260
1,670,000	6.125		03/15/34	1,604,870
3,070,000	4.750	(b)	01/14/50	2,188,910
1,550,000	7.125		05/13/54	1,496,525

				8,420,368

Chile(b) – 1.7%
Chile Government International Bonds (A/A2)
400,000	2.550		07/27/33	324,400
710,000	3.500		01/31/34	616,280
1,240,000	4.340		03/07/42	1,070,405
390,000	3.500		01/25/50	280,800
890,000	4.000		01/31/52	688,081
280,000	5.330		01/05/54	264,600
2,820,000	3.100		01/22/61	1,745,757
3,200,000	3.250		09/21/71	1,982,400

				6,972,723

Colombia(b) – 3.0%
Colombia Government International Bonds (BB+/Baa2)
1,200,000	4.500		03/15/29	1,092,000
2,790,000	3.000		01/30/30	2,280,825
3,890,000	3.125		04/15/31	3,065,320
1,300,000	3.250		04/22/32	997,100
580,000	7.500		02/02/34	580,290
920,000	5.625		02/26/44	704,720
1,660,000	5.000		06/15/45	1,166,150
1,290,000	4.125		05/15/51	774,645
2,320,000	3.875		02/15/61	1,284,120

				11,945,170

Costa Rica – 1.7%
Costa Rica Government International Bonds (BB-/B1)
880,000	6.125		02/19/31	883,025
3,833,000	6.550	(a)(b)	04/03/34	3,920,440
470,000	5.625		04/30/43	419,034
930,000	7.000		04/04/44	945,985
460,000	7.300	(a)(b)	11/13/54	479,263

				6,647,747

Dominican Republic – 3.1%
Dominican Republic International Bonds (BB/Ba3)
450,000	6.875		01/29/26	455,063
1,030,000	5.950		01/25/27	1,023,820
940,000	5.500	(a)(b)	02/22/29	907,687
610,000	5.500	(b)	02/22/29	589,031
2,900,000	4.500	(a)	01/30/30	2,642,625
1,250,000	4.500		01/30/30	1,139,062
150,000	7.050	(b)	02/03/31	154,406
2,020,000	7.050	(a)(b)	02/03/31	2,079,337
150,000	6.600	(a)(b)	06/01/36	149,475
199,000	6.850		01/27/45	195,319
830,000	6.500	(a)	02/15/48	787,463
360,000	6.400	(a)	06/05/49	337,388

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Dominican Republic – (continued)
Dominican Republic International Bonds (BB/Ba3) – (continued)
$2,330,000	5.875%		01/30/60	$ 1,981,956

				12,442,632

Ecuador – 1.7%
Ecuador Government International Bonds (B-/NR)
1,462,360	0.000	(a)(d)	07/31/30	699,191
2,239,000	0.000	(d)	07/31/30	1,070,522
2,397,000	6.000	(c)	07/31/30	1,516,852
6,008,455	3.500	(a)(c)	07/31/35	2,994,839
769,000	3.500	(c)	07/31/35	383,298

				6,664,702

Egypt – 2.1%
Egypt Government International Bonds (B-/Caa1)
2,240,000	7.300		09/30/33	1,764,700
200,000	8.750		09/30/51	150,125
1,720,000	7.500		02/16/61	1,149,713
Egypt Government International Bonds (B-/Caa1u)
700,000	7.625	(a)	05/29/32	571,156
2,530,000	8.700		03/01/49	1,884,850
1,870,000	8.875	(a)	05/29/50	1,423,537
1,850,000	8.875		05/29/50	1,408,313
Egypt Government International Bonds (NR/Caa1)
210,000	8.500		01/31/47	155,400

				8,507,794

El Salvador – 0.8%
El Salvador Government International Bonds (B-/Caa1u)
65,000	6.375		01/18/27	57,655
380,000	8.625		02/28/29	335,160
630,000	8.250		04/10/32	492,030
610,000	7.650		06/15/35	439,009
1,100,000	7.625		02/01/41	740,300
830,000	7.125	(b)	01/20/50	525,753
650,000	9.500	(a)(b)	07/15/52	506,391

				3,096,298

Ghana – 1.3%
Ghana Government International Bonds (D/Ca)
796,000	6.375	(e)	02/11/27	402,975
770,000	7.750	(e)	04/07/29	390,294
1,350,000	7.625	(e)	05/16/29	682,594
560,000	8.125	(a)(e)	03/26/32	286,300
380,000	8.125	(e)	03/26/32	194,275
944,000	8.625	(e)	04/07/34	481,912
810,000	7.875	(e)	02/11/35	413,859
490,000	8.875	(e)	05/07/42	248,522
304,000	8.875	(a)(e)	05/07/42	154,185
210,000	8.627	(a)(e)	06/16/49	105,000
379,000	8.627	(e)	06/16/49	189,500
440,000	8.950	(e)	03/26/51	224,400
Ghana Government International Bonds (NR/Caa3)
1,970,000	10.750		10/14/30	1,328,519

				5,102,335

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Guatemala – 1.9%
Guatemala Government Bonds (BB/Ba1)
	$2,130,000	4.375	%(a)	06/05/27	$ 2,030,822
	1,330,000	5.250	(a)(b)	08/10/29	1,276,800
	470,000	5.250	(b)	08/10/29	451,200
	1,270,000	4.900	(b)	06/01/30	1,202,134
	430,000	7.050	(b)	10/04/32	449,753
	350,000	7.050	(a)(b)	10/04/32	366,078
	1,090,000	6.125	(a)(b)	06/01/50	984,066
Guatemala Government Bonds (BB/NR)
	1,120,000	4.650	(b)	10/07/41	877,100

					7,637,953

Honduras(a)(b) – 0.2%
Honduras Government International Bonds (BB-/B1)
	710,000	5.625		06/24/30	605,053

Hungary – 3.7%
Hungary Government International Bonds (BBB-/Baa2)
	2,840,000	6.125	(a)	05/22/28	2,893,250
	520,000	6.125		05/22/28	529,750
	410,000	5.250		06/16/29	402,313
	1,870,000	5.250	(a)	06/16/29	1,834,937
	1,770,000	2.125		09/22/31	1,400,070
	2,580,000	6.250	(a)	09/22/32	2,654,820
	630,000	5.500	(a)	06/16/34	611,691
	1,450,000	5.500	(a)	03/26/36	1,393,812
	2,560,000	3.125		09/21/51	1,625,600
	580,000	6.750	(a)	09/25/52	621,977
Magyar Export-Import Bank Zrt (BBB-/NR)(f)
	790,000	6.125	(a)(b)	12/04/27	792,716

					14,760,936

Indonesia – 1.1%
Indonesia Government International Bonds (BBB/Baa2)
	1,170,000	4.650	(b)	09/20/32	1,127,222
EUR	870,000	1.100		03/12/33	738,976
	$350,000	4.625		04/15/43	317,226
	1,260,000	3.200	(b)	09/23/61	809,943
	1,490,000	3.350		03/12/71	958,722
Perusahaan Penerbit SBSN Indonesia III (BBB/Baa2)
	572,000	3.800	(a)	06/23/50	434,184

					4,386,273

Iraq(b) – 0.3%
Iraq International Bonds (NR/NR)
	1,355,000	5.800		01/15/28	1,268,195

Ivory Coast – 1.4%
Ivory Coast Government International Bonds (BB-/Ba2)
	770,000	6.375		03/03/28	744,013
EUR	990,000	5.250		03/22/30	964,819
	$420,000	7.625	(a)	01/30/33	406,875
	290,000	7.625		01/30/33	280,938
	2,530,000	6.125		06/15/33	2,229,562
	680,000	8.250	(a)	01/30/37	656,200
	340,000	8.250		01/30/37	328,100

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Ivory Coast – (continued)
Ivory Coast Government International Bonds (BB-/NR)
	$128,867	5.750	%(b)(c)	12/31/32	$ 119,443

					5,729,950

Jamaica – 0.4%
Jamaica Government International Bonds (BB-/B1)
	1,400,000	7.875		07/28/45	1,627,063

Jordan – 0.9%
Jordan Government International Bonds (B+/Ba3)
	1,455,000	5.750		01/31/27	1,381,795
	480,000	7.500	(a)	01/13/29	468,000
	800,000	5.850	(a)	07/07/30	716,000
	1,290,000	5.850		07/07/30	1,154,550

					3,720,345

Kenya – 0.6%
Republic of Kenya Government International Bonds (B/B3u)
	510,000	7.000	(a)	05/22/27	485,137
	240,000	7.250		02/28/28	217,875
	200,000	7.250	(a)	02/28/28	181,563
	550,000	9.750	(a)	02/16/31	523,875
	200,000	8.000	(a)	05/22/32	172,800
	480,000	6.300		01/23/34	358,350
	820,000	8.250		02/28/48	635,836

					2,575,436

Latvia(a) – 0.4%
Latvia Government International Bonds (A/A3)
	1,600,000	5.125		07/30/34	1,577,744

Macedonia(a)(b) – 0.1%
North Macedonia Government International Bonds (BB-/NR)
EUR	320,000	6.960		03/13/27	355,341

Maldives(a) – 0.1%
Maldives Sukuk Issuance Ltd. (NR/Caa1)
	$600,000	9.875		04/08/26	549,000

Mexico(b) – 2.3%
Mexico Government International Bonds (BBB/Baa2)
	2,140,000	2.659		05/24/31	1,760,150
	710,000	4.875		05/19/33	654,620
	200,000	6.000		05/07/36	194,800
EUR	110,000	2.250		08/12/36	89,532
	$1,240,000	4.280		08/14/41	962,860
EUR	1,110,000	2.125		10/25/51	675,361
	$1,250,000	6.338		05/04/53	1,176,250
	4,719,000	3.771		05/24/61	2,902,185
	1,400,000	3.750		04/19/71	840,700

					9,256,458

Mongolia – 0.5%
Mongolia Government International Bonds (B/B3u)
	280,000	5.125	(a)	04/07/26	271,862
	280,000	3.500		07/07/27	252,263
	460,000	3.500	(a)	07/07/27	414,431

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Mongolia – (continued)
Mongolia Government International Bonds (B/B3u) – (continued)
	$720,000	8.650	%(a)	01/19/28	$ 752,400
	200,000	7.875	(a)	06/05/29	204,022

					1,894,978

Morocco – 1.2%
Morocco Government International Bonds (BB+/Ba1u)
	640,000	2.375	(a)	12/15/27	568,960
	270,000	2.375		12/15/27	240,030
	1,230,000	5.950	(a)	03/08/28	1,233,075
	270,000	5.950		03/08/28	270,675
EUR	710,000	1.500	(a)	11/27/31	614,716
	$490,000	3.000	(a)	12/15/32	393,991
	1,230,000	4.000		12/15/50	843,703
Morocco Government International Bonds (BB+/NR)
	510,000	5.500		12/11/42	449,756

					4,614,906

Nigeria – 2.4%
Nigeria Government International Bonds (B-/Caa1)
	2,375,000	6.500		11/28/27	2,197,617
	630,000	6.125	(a)	09/28/28	552,431
	2,080,000	6.125		09/28/28	1,823,900
	200,000	8.375		03/24/29	187,500
	1,518,000	7.143		02/23/30	1,316,391
	1,320,000	7.875		02/16/32	1,141,800
	1,050,000	7.696	(a)	02/23/38	812,766
	980,000	7.625		11/28/47	712,950
	1,215,000	8.250		09/28/51	932,512

					9,677,867

Oman – 3.6%
Oman Government International Bonds (BB+/Ba1)
	990,000	4.750		06/15/26	970,509
	700,000	5.375		03/08/27	694,094
	1,500,000	6.500		03/08/47	1,496,250
Oman Government International Bonds (NR/Ba1)
	1,740,000	6.750	(a)	10/28/27	1,792,200
	2,960,000	5.625		01/17/28	2,956,300
	2,880,000	6.000		08/01/29	2,923,200
	200,000	6.250		01/25/31	205,875
	1,390,000	7.375	(a)	10/28/32	1,534,213
	1,420,000	6.750	(a)	01/17/48	1,446,181
	250,000	6.750		01/17/48	254,609

					14,273,431

Pakistan – 1.2%
Pakistan Government International Bonds (CCC+/Caa3)
	730,000	6.875		12/05/27	629,853
	500,000	7.875		03/31/36	370,055
Pakistan Government International Bonds (NR/Caa3)
	320,000	8.250		09/30/25	303,235
	1,630,000	7.375		04/08/31	1,282,097
	2,010,000	8.875		04/08/51	1,507,721

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount		Interest Rate		Maturity Date		Value

Sovereign Debt Obligations – (continued)
Pakistan – (continued)
Pakistan Water & Power Development Authority (CCC+/NR)
	$940,000	7.500%		06/04/31		$ 700,888

						4,793,849

Panama – 1.8%
Panama Government International Bonds (BBB/Baa3)
	470,000	6.875	(b)	01/31/36		459,866
	1,190,000	4.500	(b)	04/16/50		801,762
	460,000	6.853	(b)	03/28/54		422,280
	1,990,000	4.500	(b)	04/01/56		1,289,520
	3,101,000	3.870	(b)	07/23/60		1,766,601
	1,410,000	4.500	(b)	01/19/63		900,990
Panama Notas del Tesoro (BBB/Baa3)
	1,460,000	3.750		04/17/26		1,375,977

						7,016,996

Paraguay – 1.6%
Paraguay Government International Bonds (BB+/Ba1)
	469,000	5.000	(a)	04/15/26		462,092
	2,190,000	4.700	(a)	03/27/27		2,131,828
	340,000	4.950	(a)(b)	04/28/31		324,381
	3,229,000	2.739	(a)(b)	01/29/33		2,597,327
	1,000,000	5.400	(b)	03/30/50		864,375

						6,380,003

Peru(b) – 0.9%
Peru Government International Bonds (BBB-/Baa1)
EUR	580,000	1.250		03/11/33		489,351
	$1,460,000	2.780		12/01/60		818,969
	330,000	3.600		01/15/72		212,128
	3,630,000	3.230		07/28/21	(g)	2,041,875

						3,562,323

Philippines – 0.4%
Philippines Government International Bonds (BBB+/Baa2)
	1,870,000	3.200		07/06/46		1,338,219
	330,000	5.950		10/13/47		351,037

						1,689,256

Poland – 2.3%
Bank Gospodarstwa Krajowego (NR/A2)(f)
	1,380,000	6.250	(a)	10/31/28		1,427,072
Republic of Poland Government International Bonds (A-/A2)
	970,000	4.625	(b)	03/18/29		960,998
	2,820,000	5.125	(b)	09/18/34		2,774,598
	1,430,000	5.500	(b)	04/04/53		1,399,655
	2,710,000	5.500	(b)	03/18/54		2,628,917

						9,191,240

Qatar – 0.6%
Qatar Government International Bonds (AA/Aa2)
	1,790,000	4.400		04/16/50		1,569,607
	830,000	4.400	(a)	04/16/50		727,806

						2,297,413

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Romania – 2.1%
Romania Government International Bonds (BBB-/Baa3)
	$1,520,000	3.000	%(a)	02/27/27	$ 1,413,600
	2,400,000	6.625	(a)	02/17/28	2,449,536
	920,000	6.625		02/17/28	939,590
EUR	1,130,000	1.750	(a)	07/13/30	984,401
	$1,050,000	3.000	(a)	02/14/31	871,500
EUR	700,000	2.124	(a)	07/16/31	603,715
	$20,000	3.625	(a)	03/27/32	16,919
EUR	140,000	3.375		01/28/50	99,565
	$530,000	4.000		02/14/51	366,031
	740,000	7.625	(a)	01/17/53	800,587

					8,545,444

Saudi Arabia – 1.7%
Saudi Government International Bonds (NR/A1)
	590,000	4.750	(a)	01/16/30	576,725
	1,360,000	5.000	(a)	01/18/53	1,196,800
	200,000	3.750		01/21/55	141,250
	1,770,000	3.750	(a)	01/21/55	1,250,063
	4,610,000	4.500	(a)	04/22/60	3,736,981

					6,901,819

Senegal – 0.5%
Senegal Government International Bonds (B+/Ba3)
EUR	1,680,000	4.750		03/13/28	1,662,008
	$400,000	6.250		05/23/33	334,500
	200,000	6.750		03/13/48	143,600

					2,140,108

Serbia – 1.5%
Serbia International Bonds (BB+/Ba2)
	1,800,000	6.250	(a)	05/26/28	1,821,375
EUR	630,000	1.000	(a)	09/23/28	573,283
	$1,190,000	2.125		12/01/30	948,281
EUR	520,000	1.650		03/03/33	416,801
	$880,000	6.500	(a)	09/26/33	892,375
	460,000	6.500		09/26/33	466,469
	480,000	6.000	(a)	06/12/34	472,200
EUR	290,000	2.050		09/23/36	220,120

					5,810,904

South Africa – 2.6%
Republic of South Africa Government International Bonds (BB-/Ba2)
	$3,890,000	4.850		09/30/29	3,554,487
	400,000	5.875		06/22/30	379,500
	1,500,000	5.875		04/20/32	1,389,375
	530,000	6.250		03/08/41	451,825
	1,390,000	5.375		07/24/44	1,044,237
	430,000	5.000		10/12/46	301,538
	1,130,000	5.750		09/30/49	850,325
	890,000	7.300		04/20/52	804,338
Republic of South Africa Government International Bonds (NR/Ba2)
	280,000	4.850		09/27/27	268,100

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
South Africa – (continued)
Republic of South Africa Government International Bonds (NR/Ba2) – (continued)
	$1,850,000	5.650%		09/27/47	$ 1,394,437

					10,438,162

Sri Lanka(e) – 1.0%
Sri Lanka Government International Bonds (D/Ca)
	370,000	6.850		03/14/24	210,016
	1,020,000	6.850	(a)	11/03/25	601,481
	1,150,000	6.200		05/11/27	673,828
	787,000	6.750		04/18/28	461,871
	470,000	6.750	(a)	04/18/28	275,831
	490,000	7.550		03/28/30	280,035
	2,660,000	7.550	(a)	03/28/30	1,520,190

					4,023,252

Trinidad and Tobago(a)(b) – 0.6%
Trinidad & Tobago Government International Bonds (BBB-/Ba2)
	1,560,000	4.500		06/26/30	1,430,325
Trinidad & Tobago Government International Bonds (BBB-/NR)
	900,000	6.400		06/26/34	893,813

					2,324,138

Tunisia – 0.5%
Tunisian Republic (NR/Caa2)
	1,890,000	5.750		01/30/25	1,795,500

Turkey – 3.9%
Hazine Mustesarligi Varlik Kiralama AS (NR/B3)
	2,130,000	5.125		06/22/26	2,078,081
	1,000,000	8.509	(a)	01/14/29	1,057,188
Turkiye Government International Bonds (NR/B3)
	1,090,000	5.250		03/13/30	997,009
	2,200,000	5.950		01/15/31	2,043,250
	880,000	5.875		06/26/31	810,150
	3,310,000	6.500		09/20/33	3,110,366
	2,202,000	7.625		05/15/34	2,217,827
	1,750,000	6.000		01/14/41	1,452,500
	980,000	4.875		04/16/43	693,656
	1,470,000	5.750		05/11/47	1,129,603

					15,589,630

Ukraine – 0.7%
Ukraine Government International Bonds (CC/Cau)
	640,000	7.750		09/01/29	193,600
Ukraine Government International Bonds (CC/NR)
EUR	1,460,000	4.375	(a)	01/27/32	400,278
	970,000	4.375		01/27/32	265,938
	$1,450,000	7.375		09/25/34	413,250
	873,000	7.253	(a)	03/15/35	248,369
	3,120,000	7.253		03/15/35	887,640
	648,000	7.750	(b)(h)	08/01/41	316,224

					2,725,299

United Arab Emirates – 0.6%
Abu Dhabi Government International Bonds (AA/NR)
	920,000	5.500	(a)	04/30/54	934,950

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
United Arab Emirates – (continued)
Emirate of Dubai Government International Bonds (NR/NR)
	$2,160,000	3.900%		09/09/50	$ 1,586,250

					2,521,200

Uruguay – 1.0%
Uruguay Government International Bonds (BBB+/Baa1)
	2,295,920	5.750	(b)	10/28/34	2,392,349
	1,850,000	4.975		04/20/55	1,689,281

					4,081,630

Uzbekistan – 1.4%
National Bank of Uzbekistan (BB-/NR)
	1,560,000	4.850		10/21/25	1,498,146
Republic of Uzbekistan International Bonds (BB-/Ba3)
EUR	530,000	5.375	(a)	05/29/27	566,007
Republic of Uzbekistan International Bonds (BB-/NR)
	$940,000	7.850	(a)	10/12/28	969,669
	1,120,000	5.375		02/20/29	1,045,800
	600,000	3.700	(a)	11/25/30	493,500
	1,000,000	3.700		11/25/30	822,500

					5,395,622

Vietnam(b)(f) – 0.1%
Viet Nam Debt & Asset Trading Corp. (NR/NR)
	280,000	1.000		10/10/25	256,589

Zambia – 0.2%
Zambia Government International Bonds (CCC+/NR)
	638,549	5.750	(c)	06/30/33	561,724
	517,926	0.500		12/31/53	253,136

					814,860

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $309,472,320)					$289,679,727

Corporate Obligations – 22.5%
Australia(b) – 0.3%
Santos Finance Ltd. (BBB-/Baa3)
	$363,000	6.875%		09/19/33	$ 383,644
Santos Finance Ltd. (BBB-/NR)
	680,000	5.250		03/13/29	662,871

					1,046,515

Bermuda(a)(b) – 0.3%
Tengizchevroil Finance Co. International Ltd. (BB+/Baa2)
	1,280,000	2.625		08/15/25	1,228,800

Brazil – 1.3%
Banco do Brasil SA (B-/NR) (10 yr. CMT + 4.398%)
	310,000	8.748	(b)(h)	10/15/24	315,716
Banco do Brasil SA (NR/Ba2)
	240,000	6.000	(a)	03/18/31	235,875
Brazil Minas SPE via State of Minas Gerais (BB/NR)(f)
	1,400,000	5.333	(a)	02/15/28	1,379,875

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Brazil – (continued)
BRF SA (NR/Ba3)
$420,000	4.875	%(b)	01/24/30	$ 384,300
Itau Unibanco Holding SA (NR/B1) (5 yr. CMT + 3.446%)
200,000	3.875	(b)(h)	04/15/31	192,500
Petrobras Global Finance BV (BB/Ba1)
1,020,000	6.500	(b)	07/03/33	1,010,412
Vale Overseas Ltd. (BBB-/Baa3)
1,510,000	6.125	(b)	06/12/33	1,522,080
150,000	6.400	(b)	06/28/54	147,534

				5,188,292

British Virgin Islands – 0.1%
Easy Tactic Ltd. (NR/NR) (PIK 7.500%, Cash 6.500%)
441,612	6.500	(b)(i)	07/11/28	13,248
SF Holding Investment 2021 Ltd. (A-/A3)
390,000	2.375		11/17/26	362,546

				375,794

Chile – 0.9%
Banco del Estado de Chile (BBB-/Baa3) (5 yr. CMT + 3.228%)
800,000	7.950	(a)(b)(h)	05/02/29	825,600
Empresa de los Ferrocarriles del Estado (A/NR)
600,000	3.068	(a)(b)	08/18/50	361,500
Empresa de Transporte de Pasajeros Metro SA (NR/A3)
830,000	3.650	(a)(b)	05/07/30	755,041
GNL Quintero SA (BBB+/Baa2)
686,032	4.634		07/31/29	669,095
Inversiones CMPC SA (BBB/Baa3)
200,000	3.850	(b)	01/13/30	182,500
540,000	6.125	(a)(b)	06/23/33	550,631
Inversiones CMPC SA (BBB/NR)
200,000	6.125	(a)(b)	02/26/34	203,500

				3,547,867

China – 0.3%
China Aoyuan Group Ltd. (NR/NR)
8,063	0.000	(b)(d)	09/30/28	90
33,996	5.500	(i)	09/30/31	170
90,223	0.000	(c)	12/31/99	451
Fantasia Holdings Group Co. Ltd. (NR/NR)
340,000	10.875	(b)(e)	03/02/24	3,832
Fantasia Holdings Group Co. Ltd. (NR/WR)
200,000	11.875	(b)(e)	06/01/23	2,700
Meituan (BBB/Baa3)
450,000	3.050	(b)	10/28/30	387,141
Prosus NV (BBB/Baa3)
420,000	4.193	(b)	01/19/32	371,306
Redsun Properties Group Ltd. (NR/WR)
220,000	9.700	(b)(e)	04/16/23	1,100
Shimao Group Holdings Ltd. (NR/NR)
310,000	5.600	(b)(e)	07/15/26	15,113
1,020,000	5.200	(b)(e)	01/16/27	49,725
550,000	4.600	(b)(e)	07/13/30	26,812
400,000	3.450	(b)(e)	01/11/31	19,500

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
China – (continued)
Sunac China Holdings Ltd. (NR/NR)
(PIK 6.000%, Cash 5.000%)
$126,114	6.000	%(a)(b)(e)(i)	09/30/26	$ 16,080
(PIK 6.000%, Cash 5.000%)
380,183	7.000	(a)(b)(e)(i)	09/30/29	34,216
(PIK 6.250%, Cash 5.250%)
126,266	6.250	(a)(b)(e)(i)	09/30/27	14,061
(PIK 6.500%, Cash 5.500%)
252,841	6.500	(a)(b)(e)(i)	09/30/27	26,260
(PIK 6.750%, Cash 5.750%)
379,724	6.750	(a)(b)(e)(i)	09/30/28	37,023
(PIK 7.250%, Cash 6.250%)
178,817	7.250	(a)(b)(e)(i)	09/30/30	15,199
(PIK 7.800%, Cash 1.000%)
219,499	1.000	(a)(b)(e)(i)	09/30/32	13,170
Yuzhou Group Holdings Co. Ltd. (NR/Cu) (-1X 5 yr. CMT + 8.527%)
2,020,000	5.375	(b)(e)	09/29/24	30,300

				1,064,249

Colombia – 0.8%
Banco de Bogota SA (NR/Ba2)
350,000	6.250	(a)	05/12/26	344,487
310,000	6.250		05/12/26	305,118
Bancolombia SA (NR/Ba3) (5 yr. CMT + 4.320%)
790,000	8.625	(b)(h)	12/24/34	805,010
Ecopetrol SA (BB+/Ba1)
470,000	8.625	(b)	01/19/29	494,722
250,000	6.875	(b)	04/29/30	240,373
1,370,000	4.625	(b)	11/02/31	1,122,989

				3,312,699

Dominican Republic(a)(b) – 0.4%
Aeropuertos Dominicanos Siglo XXI SA (BB/Ba2)
1,490,000	6.750		03/30/29	1,529,113

Hong Kong – 0.2%
Add Hero Holdings Ltd. (NR/NR)
(PIK 8.500%, Cash 7.500%)
59,175	8.500	(i)	09/30/29	2,367
(PIK 9.000%, Cash 8.000%)
45,628	9.000	(i)	09/30/30	1,141
(PIK 9.800%, Cash 8.800%)
59,544	9.800	(i)	09/30/31	1,191
CNAC HK Finbridge Co. Ltd. (NR/Baa2)
753,000	3.875		06/19/29	701,937

				706,636

India – 0.6%
Adani Electricity Mumbai Ltd. (BBB-/Baa3)
262,000	3.949		02/12/30	224,151
Adani Ports & Special Economic Zone Ltd. (BBB-/Baa3)
370,000	4.200	(b)	08/04/27	342,712
270,000	4.375		07/03/29	241,819
JSW Hydro Energy Ltd. (NR/Ba1)
676,400	4.125	(b)	05/18/31	596,923

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
India – (continued)
Reliance Industries Ltd. (BBB+/Baa2)
$1,230,000	2.875	%(a)	01/12/32	$ 1,045,734

				2,451,339

Indonesia – 1.0%
Bank Negara Indonesia Persero Tbk. PT (NR/Ba3) (5 yr. CMT + 3.466%)
278,000	4.300	(b)(h)	03/24/27	258,540
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT (NR/Baa2)
380,000	6.530		11/15/28	393,063
270,000	5.450	(b)	05/15/30	264,600
560,000	5.800	(a)(b)	05/15/50	515,441
Pertamina Geothermal Energy PT (NR/Baa3)
330,000	5.150	(a)(b)	04/27/28	326,906
Pertamina Persero PT (BBB/Baa2)
690,000	6.500		05/27/41	733,556
920,000	6.000		05/03/42	923,737
Pertamina Persero PT (NR/Baa2)
620,000	4.150	(b)	02/25/60	458,219

				3,874,062

Kazakhstan – 0.9%
KazMunayGas National Co. JSC (BB+/Baa2)
2,322,000	4.750		04/19/27	2,248,712
KazMunayGas National Co. JSC (NR/Baa2)
1,840,000	3.500	(a)(b)	04/14/33	1,507,075

				3,755,787

Luxembourg(b) – 0.1%
Rede D’or Finance SARL (BB/NR)
256,000	4.500	(a)	01/22/30	231,120
302,000	4.500		01/22/30	272,649

				503,769

Malaysia – 0.7%
GENM Capital Labuan Ltd. (BBB-/NR)
740,000	3.882	(a)(b)	04/19/31	647,500
Khazanah Global Sukuk Bhd. (A-/A3)
640,000	4.687		06/01/28	628,200
Petronas Capital Ltd. (A-/A2)
920,000	3.500	(b)	04/21/30	843,447
1,020,000	4.550	(a)(b)	04/21/50	872,171

				2,991,318

Mauritius(a)(b) – 0.1%
India Airport Infra (NR/B1)
250,000	6.250		10/25/25	249,141

Mexico – 4.4%
Banco Mercantil del Norte SA (BB-/Ba2)
(5 yr. CMT + 4.643%)
790,000	5.875	(a)(b)(h)	01/24/27	739,784
(5 yr. CMT + 4.967%)
719,000	6.750	(a)(b)(h)	09/27/24	713,383

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Mexico – (continued)
BBVA Bancomer SA (BB/NR) (5 yr. CMT + 2.650%)
	$550,000	5.125	%(a)(b)(h)	01/18/33	$ 501,703
Bimbo Bakeries USA, Inc. (BBB+/Baa1)
	1,260,000	6.050	(a)(b)	01/15/29	1,292,287
	740,000	6.400	(a)(b)	01/15/34	781,394
	340,000	5.375	(a)(b)	01/09/36	331,075
Cemex SAB de CV (BB/NR)
(5 yr. CMT + 5.157%)
	760,000	9.125	(a)(b)(h)	03/14/28	811,062
(5 yr. CMT + 5.157%)
	200,000	9.125	(b)(h)	03/14/28	213,438
Cemex SAB de CV (BBB-/NR)
	400,000	5.450	(b)	11/19/29	392,250
Mexico City Airport Trust (BBB/Baa3)
	980,000	4.250	(a)(b)	10/31/26	941,868
	1,310,000	3.875	(a)(b)	04/30/28	1,229,762
	280,000	5.500	(a)(b)	10/31/46	232,138
	522,000	5.500	(b)	10/31/46	432,771
	1,109,000	5.500	(b)	07/31/47	918,737
Petroleos Mexicanos (BBB/B3)
	514,000	6.490	(b)	01/23/27	492,875
	180,000	6.500		03/13/27	171,432
	650,000	5.350		02/12/28	583,375
	360,000	6.500		01/23/29	324,900
	320,000	8.750	(b)	06/02/29	314,200
	654,000	5.950	(b)	01/28/31	525,653
	170,000	6.700	(b)	02/16/32	142,234
	240,000	6.375		01/23/45	155,040
	290,000	5.625		01/23/46	174,725
	2,720,000	6.750		09/21/47	1,792,126
	1,850,000	6.350		02/12/48	1,173,455
	743,000	7.690	(b)	01/23/50	535,540
	2,683,000	6.950	(b)	01/28/60	1,762,060

					17,679,267

Mongolia(b) – 0.3%
Sands China Ltd. (BBB-/Baa2)
	1,070,000	5.400		08/08/28	1,047,995

Morocco(b) – 0.6%
OCP SA (BB+/Baa3)
	1,190,000	6.750	(a)	05/02/34	1,221,237
OCP SA (BB+/NR)
	1,410,000	5.125		06/23/51	1,061,466

					2,282,703

Netherlands – 0.8%
IHS Netherlands Holdco BV (B+/B3)
	200,000	8.000	(a)(b)	09/18/27	194,188
Minejesa Capital BV (NR/Baa3)
	344,026	4.625		08/10/30	329,620
MV24 Capital BV (BB+/NR)
	796,183	6.748	(a)	06/01/34	757,918
NE Property BV (BBB/NR)
EUR	530,000	1.875	(b)	10/09/26	532,191

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Netherlands – (continued)
NE Property BV (BBB/NR) – (continued)
EUR	450,000	3.375	%(b)	07/14/27	$ 465,677
Prosus NV (BBB/Baa2)
	$310,000	3.257	(a)(b)	01/19/27	289,400
	480,000	3.680	(b)	01/21/30	425,850

					2,994,844

Nigeria(a)(b) – 0.2%
IHS Holding Ltd. (B+/NR)
	480,000	5.625		11/29/26	455,550
	400,000	6.250		11/29/28	356,750

					812,300

Panama(a) – 1.1%
Aeropuerto Internacional de Tocumen SA (BBB/Baa3)
	940,000	4.000	(b)	08/11/41	709,994
	2,130,000	5.125	(b)	08/11/61	1,570,875
Autoridad del Canal de Panama (A-/A3)
	380,000	4.950		07/29/35	352,331
Banco Latinoamericano de Comercio Exterior SA (BBB/Baa2)
	1,970,000	2.375	(b)	09/14/25	1,898,115

					4,531,315

Peru(a) – 0.2%
Atlantica Transmision Sur SA (BBB-/NR)
	704,088	6.875		04/30/43	734,452

Qatar(a)(b) – 0.2%
QatarEnergy (AA/Aa2)
	1,317,000	3.300		07/12/51	920,254

South Africa – 1.5%
Eskom Holdings SOC Ltd. (B/B2)
	1,760,000	7.125		02/11/25	1,753,400
Eskom Holdings SOC Ltd. (BB-/Ba2)(f)
	1,990,000	4.314		07/23/27	1,844,193
	720,000	6.350		08/10/28	697,349
Transnet SOC Ltd. (BB-/Ba3)
	1,460,000	8.250	(a)	02/06/28	1,453,156
	350,000	8.250		02/06/28	348,359

					6,096,457

Supranational(a)(b) – 0.5%
African Export-Import Bank (NR/Baa1)
	1,462,000	2.634		05/17/26	1,369,148
	650,000	3.798		05/17/31	554,340

					1,923,488

Turkey(a) – 1.0%
Akbank TAS (NR/B3)
	1,230,000	7.498		01/20/30	1,223,702
Sisecam U.K. PLC (NR/B2)
	680,000	8.250	(b)	05/02/29	689,988
	690,000	8.625	(b)	05/02/32	701,859
Turkiye Garanti Bankasi AS (NR/Caa2) (5 yr. CMT + 4.090%)
	950,000	8.375	(b)(h)	02/28/34	947,922

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Turkey(a) – (continued)
Yapi ve Kredi Bankasi AS (NR/Caa2) (5 yr. CMT + 5.278%)
$570,000	9.250	%(b)(h)	01/17/34	$ 584,606

				4,148,077

Ukraine(e)(f) – 0.0%
NPC Ukrenergo (NR/Ca)
346,000	6.875		11/09/28	121,965

United Arab Emirates – 1.8%
Abu Dhabi Crude Oil Pipeline LLC (AA/NR)
2,680,000	4.600	(a)	11/02/47	2,401,950
DP World Ltd. (NR/Baa2)
400,000	5.625		09/25/48	380,500
970,000	4.700	(b)	09/30/49	805,706
Galaxy Pipeline Assets Bidco Ltd. (NR/Aa2)
413,304	2.160	(a)	03/31/34	354,537
397,096	2.160		03/31/34	340,634
1,810,000	3.250		09/30/40	1,382,388
NBK Tier 1 Financing 2 Ltd. (NR/Baa3) (6 yr. CMT + 2.832%)
1,140,000	4.500	(a)(b)(h)	08/27/25	1,100,100
NBK Tier 1 Ltd. (NR/Baa3) (6 yr. CMT + 2.875%)
420,000	3.625	(b)(h)	08/24/26	388,369

				7,154,184

United Kingdom – 0.2%
CK Hutchison International 23 Ltd. (A/A2)
210,000	4.875	(b)	04/21/33	202,898
Prudential Funding Asia PLC (A-/A3) (5 yr. CMT + 1.517%)
310,000	2.950	(b)(h)	11/03/33	274,737
Ukraine Railways Via Rail Capital Markets PLC (NR/NR)
410,000	8.250		07/09/26	309,550

				787,185

United States(b) – 0.4%
Kosmos Energy Ltd. (B/B3u)
730,000	7.750	(a)	05/01/27	713,347
Sasol Financing USA LLC (BB+/Ba1)
1,110,000	4.375		09/18/26	1,045,134

				1,758,481

Venezuela(e) – 1.3%
Petroleos de Venezuela SA (NR/NR)
21,600,000	6.000		05/16/24	2,559,600
77,934	6.000		11/15/26	9,235
17,520,000	5.375		04/12/27	2,048,614
1,650,000	5.375		04/12/27	192,934
2,180,000	5.500		04/12/37	253,970

				5,064,353

TOTAL CORPORATE OBLIGATIONS (Cost $104,995,811)				$ 89,882,701

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – 0.0%
China – 0.0%
22,556	China Aoyuan Group Ltd. Real Estate Management & Development*	$ 432
300,379	Sunac China Holdings Ltd. Real Estate Management & Development(e)	44,146
224,816	Sunac Services Holdings Ltd. Real Estate Management & Development(a)	51,989

		96,567

TOTAL COMMON STOCKS (Cost $617,619)		$ 96,567

Shares	Dividend Rate	Value

Investment Company(j) – 0.6%
Goldman Sachs Financial Square Government Fund — Institutional Shares
2,362,620	5.213%	$ 2,362,620
(Cost $2,362,620)

TOTAL INVESTMENTS – 95.7% (Cost $417,448,370)		$382,021,615

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.3%		17,307,525

NET ASSETS – 100.0%		$399,329,140

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on June 30, 2024.

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(e)	Security is currently in default and/or non-income producing.

(f)	Guaranteed by a foreign government until maturity. Total market value of these securities amounts to $6,519,759, which represents approximately 1.6% of the Fund’s net assets as of June 30, 2024.

(g)	Actual maturity date is July 28, 2121.

(h)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2024.

(i)	Pay-in-kind securities.

(j)	Represents an affiliated issuer.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2024, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	AUD	1,472,363	NZD	1,611,211	07/05/24	$948
	AUD	8,064,333	NZD	8,769,139	07/25/24	42,152
	AUD	1,565,911	USD	1,036,674	09/18/24	10,096
	AUD	1,109,472	USD	733,699	09/26/24	8,085
	AUD	130,414	USD	85,539	09/27/24	1,657
	AUD	677,225	USD	443,228	10/02/24	9,614
	AUD	874,644	USD	578,577	11/07/24	6,649
	CAD	842,725	EUR	566,000	09/18/24	8,680
	CHF	358,922	EUR	373,000	09/18/24	2,345
	COP	711,432,267	USD	167,850	10/15/24	750
	EUR	1,757,655	CHF	1,687,096	07/05/24	3,886
	EUR	1,249,016	CHF	1,183,840	07/25/24	17,523
	EUR	372,346	CZK	9,304,732	07/12/24	1,116
	EUR	1,824,047	CZK	45,410,941	07/25/24	13,530
	EUR	1,356,645	GBP	1,148,138	07/05/24	1,828
	EUR	1,225,346	GBP	1,036,464	07/25/24	3,483
	EUR	1,376,226	SEK	15,586,680	07/05/24	3,287
	EUR	1,255,415	SEK	14,067,160	07/25/24	17,204
	EUR	1,327,738	USD	1,419,011	07/01/24	2,996
	EUR	9,139,992	USD	9,770,284	07/05/24	20,440
	EUR	2,586,825	USD	2,767,029	07/12/24	4,907
	EUR	1,020,119	USD	1,090,456	07/24/24	3,310
	EUR	1,057,330	USD	1,133,669	07/29/24	275
	EUR	1,041,534	USD	1,116,004	08/01/24	1,113
	EUR	393,705	USD	423,568	10/21/24	404
	GBP	621,594	USD	785,621	07/05/24	159
	GBP	1,631,742	USD	2,030,508	10/17/24	33,827
	GBP	492,625	USD	623,072	11/04/24	236
	HUF	232,090,007	USD	623,563	10/21/24	3,423
	INR	28,309,773	USD	339,120	07/22/24	194
	MXN	3,031,557	USD	165,446	07/05/24	136
	MXN	7,095,931	USD	380,441	07/12/24	6,710
	MXN	6,581,529	USD	356,761	07/15/24	2,150
	NZD	683,493	USD	414,266	07/05/24	2,049
	PLN	5,433,072	EUR	1,252,235	07/25/24	6,550
	PLN	2,613,947	USD	647,403	09/18/24	1,300
	SGD	1,958,748	USD	1,443,185	07/05/24	1,668
	TRY	30,865,231	USD	863,653	09/18/24	3,240
	USD	3,347,071	BRL	18,292,750	07/02/24	75,410
	USD	516,081	BRL	2,867,218	08/02/24	5,155
	USD	751,224	BRL	4,201,970	10/18/24	8,675
	USD	345,665	BRL	1,894,246	10/28/24	11,283
	USD	1,400,401	CHF	1,241,317	09/18/24	5,447
	USD	3,496,442	CNH	25,310,201	09/19/24	7,946
	USD	321,000	CNH	2,297,808	10/15/24	3,643
	USD	167,658	COP	664,598,175	07/12/24	7,945
	USD	167,850	COP	687,849,341	07/22/24	2,833
	USD	167,850	COP	691,038,491	07/26/24	2,182
	USD	1,428,574	COP	5,778,533,268	10/15/24	59,137
	USD	3,834,881	EUR	3,570,653	07/01/24	10,713
	USD	571,077	EUR	528,397	07/03/24	5,112
	USD	399,941	EUR	373,153	07/05/24	222
	USD	1,766,664	EUR	1,635,917	07/10/24	13,856
	USD	5,993,665	EUR	5,583,854	07/12/24	10,233
	USD	1,618,111	EUR	1,471,070	07/17/24	41,384
	USD	2,706,892	EUR	2,474,365	07/24/24	53,890
	USD	533,690	EUR	497,567	07/29/24	69
	USD	3,503,315	EUR	3,217,235	08/06/24	51,730
	USD	12,539,136	EUR	11,575,793	09/18/24	94,347
	USD	2,135,475	EUR	1,947,041	09/19/24	42,172

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc. (continued)	USD	2,524,559	EUR	2,329,789	10/21/24	$15,663
	USD	1,157,062	EUR	1,065,520	10/28/24	9,202
	USD	1,166,457	GBP	922,015	07/05/24	905
	USD	2,477,921	GBP	1,952,041	07/08/24	10,228
	USD	4,517,694	GBP	3,567,393	07/12/24	7,828
	USD	1,146,359	GBP	900,434	09/18/24	7,453
	USD	146,972	HUF	52,604,858	07/03/24	4,354
	USD	308,603	HUF	113,632,993	07/05/24	557
	USD	947,462	HUF	346,426,718	10/21/24	11,599
	USD	434	ILS	1,603	09/18/24	9
	USD	527,600	KRW	722,469,031	09/12/24	2,004
	USD	167,888	MXN	3,049,762	07/12/24	1,494
	USD	333,976	MXN	5,874,312	10/18/24	18,328
	USD	416,196	NZD	683,050	07/05/24	151
	USD	1,623,505	NZD	2,650,620	07/08/24	9,017
	USD	1,970,389	NZD	3,230,146	07/10/24	2,911
	USD	2,990,382	NZD	4,874,860	07/12/24	21,106
	USD	1,482,544	NZD	2,417,497	09/18/24	10,065
	USD	328,854	PLN	1,323,802	09/18/24	326
	USD	403,000	SGD	546,156	07/05/24	133
	USD	4,548,510	SGD	6,146,838	07/25/24	9,866
	USD	1,306,395	SGD	1,760,018	09/18/24	3,566
	ZAR	30,651,884	USD	1,608,248	09/06/24	67,818
	ZAR	2,961,343	USD	161,248	09/18/24	538

TOTAL						$976,425

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	AUD	606,534	USD	407,000	09/26/24	$(1,477)
	BRL	18,292,750	USD	3,332,910	07/02/24	(61,248)
	BRL	5,417,673	USD	975,170	08/02/24	(9,765)
	BRL	5,778,162	USD	1,085,101	10/18/24	(64,016)
	BRL	2,855,782	USD	544,685	10/28/24	(40,566)
	CHF	3,764,180	EUR	3,961,765	07/25/24	(45,367)
	CHF	371,059	EUR	388,000	09/18/24	(142)
	CHF	357,397	USD	403,000	09/18/24	(1,368)
	CLP	104,737,358	USD	111,295	09/23/24	(58)
	CNH	2,905,336	USD	400,285	07/12/24	(1,895)
	CNH	11,313,861	USD	1,577,736	10/15/24	(15,143)
	CNH	3,924,793	USD	545,641	10/16/24	(3,536)
	COP	3,526,993,181	USD	878,783	07/15/24	(31,630)
	COP	695,570,441	USD	167,850	07/22/24	(981)
	COP	688,046,194	USD	165,277	07/31/24	(439)
	COP	5,580,881,939	USD	1,409,615	10/15/24	(87,018)
	CZK	16,593,830	EUR	664,900	07/12/24	(2,922)
	CZK	27,568,468	EUR	1,110,440	07/25/24	(11,518)
	EUR	1,875,879	PLN	8,204,030	07/25/24	(25,991)
	EUR	298,000	PLN	1,298,789	09/18/24	(1,950)
	EUR	377,000	SEK	4,281,198	07/05/24	(178)
	EUR	2,242,914	USD	2,424,590	07/01/24	(22,430)
	EUR	3,638,855	USD	3,913,933	07/03/24	(16,364)
	EUR	1,740,783	USD	1,895,364	07/10/24	(30,197)
	EUR	5,697,288	USD	6,117,206	07/12/24	(12,224)
	EUR	3,830,307	USD	4,161,673	07/17/24	(56,258)

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc. (continued)	EUR	2,463,244	USD	2,691,141	07/24/24	$(50,063)
	EUR	3,673,129	USD	3,979,123	08/06/24	(38,433)
	EUR	1,851,718	USD	2,009,776	09/18/24	(19,049)
	EUR	4,495,387	USD	4,908,629	09/19/24	(75,547)
	EUR	2,506,099	USD	2,713,924	10/21/24	(15,162)
	EUR	579,816	USD	634,608	10/23/24	(10,152)
	GBP	2,818,697	EUR	3,343,398	07/25/24	(21,299)
	GBP	621,151	USD	785,229	07/05/24	(8)
	GBP	1,482,495	USD	1,895,200	07/08/24	(21,090)
	GBP	3,946,239	USD	5,006,959	07/12/24	(18,159)
	GBP	1,925,305	USD	2,435,126	08/01/24	(884)
	HUF	113,632,993	USD	308,630	07/03/24	(559)
	HUF	400,635,912	USD	1,117,686	10/21/24	(35,377)
	JPY	125,615,977	USD	812,000	09/18/24	(21,704)
	KRW	637,803,272	USD	465,679	09/12/24	(1,677)
	MXN	23,743,758	USD	1,331,730	10/18/24	(55,891)
	NOK	8,978,656	USD	844,174	09/18/24	(1,580)
	NZD	6,547,843	AUD	6,050,964	07/25/24	(51,096)
	NZD	659,568	AUD	611,000	09/18/24	(6,699)
	NZD	1,316,211	USD	802,303	07/05/24	(601)
	NZD	2,650,620	USD	1,635,763	07/08/24	(21,275)
	NZD	1,856,418	USD	1,148,899	07/10/24	(18,158)
	NZD	6,117,787	USD	3,746,014	07/12/24	(19,672)
	NZD	1,677,654	USD	1,023,369	07/22/24	(1,505)
	NZD	2,052,250	USD	1,257,003	09/13/24	(6,985)
	PLN	3,243,145	USD	811,036	09/18/24	(6,186)
	SEK	37,575,505	EUR	3,344,416	07/25/24	(36,320)
	SGD	3,327,031	USD	2,473,220	07/25/24	(16,639)
	SGD	3,374,748	USD	2,507,588	09/18/24	(9,476)
	USD	413,976	AUD	620,876	07/05/24	(261)
	USD	1,679,427	AUD	2,576,649	09/26/24	(43,298)
	USD	693,989	AUD	1,041,243	11/07/24	(2,709)
	USD	429,611	CAD	586,993	09/18/24	(272)
	USD	3,328,167	EUR	3,110,459	07/03/24	(3,438)
	USD	2,263,046	EUR	2,114,975	07/05/24	(2,509)
	USD	1,595,702	EUR	1,489,640	07/10/24	(377)
	USD	6,399,162	EUR	5,973,000	07/12/24	(1,262)
	USD	695,679	EUR	649,257	07/17/24	(210)
	USD	2,745,356	EUR	2,562,653	09/18/24	(9,674)
	USD	2,247,903	EUR	2,101,777	09/19/24	(11,760)
	USD	1,300,769	EUR	1,212,273	10/21/24	(4,700)
	USD	1,963,192	GBP	1,572,256	10/17/24	(25,886)
	USD	164,357	HUF	61,028,135	07/03/24	(1,096)
	USD	1,021,918	INR	85,623,103	09/18/24	(2,429)
	USD	543,824	MXN	10,272,475	09/18/24	(10,755)
	USD	830,631	NZD	1,365,909	07/05/24	(1,342)
	USD	638,004	PLN	2,573,040	09/18/24	(547)
	USD	404,000	SGD	548,579	07/05/24	(655)
	USD	575,769	THB	21,118,055	09/18/24	(3,419)
	USD	165,277	ZAR	3,009,351	07/05/24	(69)
	USD	1,687,015	ZAR	31,974,680	09/06/24	(61,383)
	USD	674,278	ZAR	12,457,162	09/18/24	(6,289)

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc. (continued)	ZAR	4,038,308	USD	222,544	07/12/24	$(783)
	ZAR	2,612,237	USD	143,058	09/06/24	(219)

TOTAL						$(1,321,269)

FUTURES CONTRACTS — At June 30, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	48	09/19/24	$5,279,250	$(14,341)
2 Year U.S. Treasury Notes	69	09/30/24	14,091,094	30,873
20 Year U.S. Treasury Bonds	78	09/19/24	9,228,375	41,661
Ultra 10-Year U.S. Treasury Note	19	09/19/24	2,157,094	22,040

Total				$80,233

Short position contracts:
5 Year U.S. Treasury Notes	(21)	09/30/24	(2,238,141)	63
Ultra Long U.S. Treasury Bonds	(41)	09/19/24	(5,139,094)	(54,352)

Total				$(54,289)

TOTAL FUTURES CONTRACTS				$25,944

SWAP CONTRACTS — At June 30, 2024, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1M BID Average(a)	12.064%(a)	01/02/25	BRL	58,420		$44,162	$624,843	$(580,681)
1M BID Average(a)	12.060(a)	01/02/25		64,020		(60,900)	687,461	(748,361)
1M BID Average(a)	10.850(a)	01/02/26		113,500		(347,197)	39,027	(386,224)
1M BID Average(a)	12.915(a)	01/02/26		9,670		38,530	33,594	4,936
1M BID Average(a)	9.750(a)	01/02/26		18,540		(84,058)	(35,282)	(48,776)
6M CLICP(b)	4.500(b)	06/21/26	CLP	1,867,490		(30,244)	(19,199)	(11,045)
10.000%(a)	Mexico Interbank TIIE 28 Days(a)	09/16/26	MXN	140,710	(c)	8,508	51,121	(42,613)
3M CNY(d)	1.750(d)	09/18/26	CNY	65,040	(c)	(7,797)	(13,861)	6,064
2.500(e)	6M EURO(b)	09/18/26	EUR	3,420	(c)	40,525	43,327	(2,802)
6.500(b)	6M MIBOR(b)	09/18/26	INR	645,050	(c)	1,491	1,934	(443)
4.250(e)	6M PRIBO(b)	09/18/26	CZK	170,820	(c)	(42,706)	(42,703)	(3)
5.500(e)	6M WIBOR(b)	09/18/26	PLN	34,590	(c)	(42,671)	(26,857)	(15,814)
10.286(a)	1M BID Average(a)	01/04/27	BRL	34,400		214,125	—	214,125
12M SOFR(e)	3.350(e)	10/06/27		$50,430	(c)	(458,464)	(301,564)	(156,900)
12M SOFR(e)	3.696(e)	09/22/28		38,250	(c)	5,657	(95,120)	100,777
11.500(a)	1M BID Average(a)	01/02/29	BRL	25,390		71,345	(98,659)	170,004
10.250(a)	1M BID Average(a)	01/02/29		88,540		840,859	540,914	299,945
2.000(d)	3M CNY(d)	09/18/29	CNY	62,280	(c)	(25,443)	14,748	(40,191)

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

2.500%(e)	6M EURO(b)	09/18/29	EUR	4,900	(c)	$77,581	$77,026	$555
6.500(b)	6M MIBOR(b)	09/18/29	INR	471,990	(c)	(19,995)	(10,709)	(9,286)
2.500(e)	6M EURO(b)	09/18/31	EUR	870	(c)	17,202	16,064	1,138
5.000(b)	6M CLICP(b)	06/21/34	CLP	513,950		16,070	12,528	3,542
9.250(a)	Mexico Interbank TIIE 28 Days(a)	09/06/34	MXN	34,500	(c)	11,747	42,802	(31,055)
3M JIBAR(d)	10.000%(d)	09/18/34	ZAR	55,630	(c)	138,595	75,421	63,174
3.750(e)	12M SOFR(e)	09/18/34		$4,220	(c)	56,506	23,276	33,230
6M PRIBO(b)	4.000(e)	09/18/34	CZK	43,070	(c)	18,680	(1,991)	20,671
6M WIBOR(b)	5.500(e)	09/18/34	PLN	2,580	(c)	19,393	12,485	6,908
2.500(e)	6M EURO(b)	09/18/34	EUR	1,410	(c)	40,579	36,722	3,857
3M KWCDC(d)	3.250(d)	09/19/34	KRW	4,532,310	(c)	31,544	(17,169)	48,713
3.240(e)	12M SOFR(e)	10/06/35		$11,440	(c)	507,566	(22,334)	529,900
3.781(e)	12M SOFR(e)	09/22/36		8,630	(c)	13,455	136,649	(123,194)
2.750(e)	6M EURO(b)	09/18/39	EUR	1,520	(c)	17,539	10,038	7,501

TOTAL						$1,112,184	$1,794,532	$(682,348)

(a)	Payments made at monthly.
(b)	Payments made semi-annually.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2024.
(d)	Payments made quarterly.
(e)	Payments made annually.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2024(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
People’s Republic of China, 7.5%, 10/28/2027	(1.000)%	0.621%	12/20/28	$2,420	$(37,799)	$(23,560)	$(14,239)
Republic of Colombia, 10.375%, 1/28/2033	(1.000)	1.953	06/20/29	3,810	156,049	134,548	21,501
Republic of South Africa, 5.875%, 9/16/2025	(1.000)	2.071	06/20/29	—	—	71	(71)
Protection Sold:
Federative Republic of Brazil, 3.75%, 9/12/2031	1.000	1.700	06/20/29	1,390	(41,886)	(23,884)	(18,002)
Republic of Indonesia, 2.15%, 7/28/31	1.000	0.783	06/20/29	3,520	34,886	40,389	(5,503)

TOTAL					$111,250	$127,564	$(16,314)

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At June 30, 2024, the Fund had the following purchased and written options:

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Call USD/Put BRL	Barclays Bank PLC	$5.698	10/16/2024	3,224,000	$3,224,000	$93,519	$75,022	$18,497
Call USD/Put BRL	Barclays Bank PLC	5.350	10/24/2024	1,613,000	1,613,000	104,061	40,309	63,752
Call USD/Put BRL	Barclays Bank PLC	5.590	10/24/2024	1,612,000	1,612,000	62,500	38,269	24,231
Call EUR/Put USD	BNP Paribas SA	1.089	08/02/2024	797,000	797,000	2,041	16,001	(13,960)
Call USD/Put COP	BofA Securities LLC	4,020.000	10/10/2024	3,277,000	3,277,000	185,232	86,126	99,106
Call USD/Put ZAR	Citibank NA	20.860	09/04/2024	6,836,000	6,836,000	13,419	113,341	(99,922)
Call USD/Put ZAR	Citibank NA	19.270	09/04/2024	776,414	776,414	6,992	6,646	346
Call USD/Put CNH	Deutsche Bank AG (London)	7.239	10/10/2024	1,639,000	1,639,000	14,322	15,407	(1,085)
Call USD/Put HUF	Deutsche Bank AG (London)	379.000	10/17/2024	1,920,000	1,920,000	29,637	45,677	(16,040)
Call USD/Put MXN	Deutsche Bank AG (London)	18.550	07/11/2024	1,610,000	1,610,000	12,014	29,017	(17,003)
Call USD/Put MXN	Deutsche Bank AG (London)	17.623	10/16/2024	1,612,000	1,612,000	96,741	39,044	57,697
Call AUD/Put USD	JPMorgan Securities, Inc.	0.663	11/05/2024	1,845,000	1,845,000	31,539	31,653	(114)
Call USD/Put CNH	JPMorgan Securities, Inc.	7.254	10/14/2024	1,630,500	1,630,500	12,897	16,501	(3,604)
Call EUR/Put USD	MS & Co. Int PLC	1.101	07/22/2024	800,000	800,000	208	15,534	(15,326)
Call EUR/Put USD	MS & Co. Int PLC	1.083	10/24/2024	1,131,000	1,131,000	13,646	18,956	(5,310)
Call USD/Put CNH	MS & Co. Int PLC	7.235	10/10/2024	1,651,000	1,651,000	14,894	15,465	(571)
Call EUR/Put USD	UBS AG (London)	1.106	07/15/2024	795,000	795,000	43	15,241	(15,198)
Call USD/Put COP	UBS AG (London)	4,190.000	10/10/2024	3,224,000	3,224,000	107,562	73,726	33,836
Call USD/Put ZAR	UBS AG (London)	19.270	09/04/2024	854,500	854,500	7,696	6,896	800

				36,847,414	$36,847,414	$808,963	$698,831	$110,132

Puts
Put AUD/Call USD	Barclays Bank PLC	0.621	09/24/2024	6,556,000	6,556,000	7,194	34,157	(26,963)
Put EUR/Call USD	Barclays Bank PLC	1.089	09/16/2024	1,573,000	1,573,000	30,687	19,316	11,371
Put GBP/Call USD	Barclays Bank PLC	1.260	07/30/2024	5,108,000	5,108,000	33,622	34,860	(1,238)
Put EUR/Call USD	BNP Paribas SA	1.089	08/02/2024	797,000	797,000	14,485	16,001	(1,516)
Put EUR/Call USD	BNP Paribas SA	1.061	09/16/2024	4,720,000	4,720,000	34,697	24,644	10,053
Put EUR/Call USD	BNP Paribas SA	1.086	09/17/2024	1,574,000	1,574,000	28,351	17,669	10,682
Put EUR/Call USD	BNP Paribas SA	1.062	10/17/2024	1,505,500	1,505,500	14,158	17,012	(2,854)
Put GBP/Call USD	BNP Paribas SA	1.270	07/04/2024	3,812,000	3,812,000	25,650	18,689	6,961
Put GBP/Call USD	BNP Paribas SA	1.254	10/31/2024	1,273,000	1,273,000	18,458	18,457	1
Put AUD/Call USD	BofA Securities LLC	0.622	09/25/2024	6,621,000	6,621,000	7,858	33,810	(25,952)
Put EUR/Call USD	BofA Securities LLC	1.073	07/08/2024	2,984,000	2,984,000	18,717	15,776	2,941
Put EUR/Call USD	BofA Securities LLC	1.067	07/25/2024	1,504,000	1,504,000	8,468	9,438	(970)

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts (continued)
Puts (continued)
Put NZD/Call USD	BofA Securities LLC	$0.613	07/04/2024	5,257,000	$5,257,000	$25,034	$18,425	$6,609
Put NZD/Call USD	BofA Securities LLC	0.614	07/08/2024	5,254,000	5,254,000	29,890	20,208	9,682
Put NZD/Call USD	BofA Securities LLC	0.604	07/18/2024	5,274,000	5,274,000	14,960	19,150	(4,190)
Put EUR/Call USD	Deutsche Bank AG (London)	1.075	07/01/2024	4,458,000	4,458,000	24,024	19,521	4,503
Put GBP/Call USD	HSBC Bank PLC	1.233	10/15/2024	3,465,000	3,465,000	25,238	65,797	(40,559)
Put EUR/Call USD	JPMorgan Securities, Inc.	1.085	07/08/2024	4,477,000	4,477,000	62,896	22,199	40,697
Put EUR/Call USD	MS & Co. Int PLC	1.101	07/22/2024	800,000	800,000	23,222	15,534	7,688
Put EUR/Call USD	MS & Co. Int PLC	1.083	10/24/2024	1,131,000	1,131,000	20,156	18,956	1,200
Put AUD/Call USD	UBS AG (London)	0.623	09/30/2024	6,593,000	6,593,000	8,862	32,737	(23,875)
Put EUR/Call USD	UBS AG (London)	1.106	07/15/2024	795,000	795,000	27,178	15,241	11,937
Put EUR/Call USD	UBS AG (London)	1.071	07/15/2024	4,492,000	4,492,000	27,907	30,547	(2,640)
Put EUR/Call USD	UBS AG (London)	1.066	07/30/2024	3,019,000	3,019,000	16,906	19,162	(2,256)
Put EUR/Call USD	UBS AG (London)	1.058	09/17/2024	4,721,000	4,721,000	31,372	24,985	6,387
Put EUR/Call USD	UBS AG (London)	1.062	10/17/2024	1,505,500	1,505,500	14,158	13,557	601
Put EUR/Call USD	UBS AG (London)	1.086	10/21/2024	1,495,000	1,495,000	28,824	17,762	11,062
Put NZD/Call USD	UBS AG (London)	0.607	09/11/2024	5,267,000	5,267,000	43,679	42,869	810

				96,031,000	$96,031,000	$666,651	$656,479	$10,172

Total purchased option contracts				132,878,414	$132,878,414	$1,475,614	$1,355,310	$120,304

Written option contracts Calls
Call EUR/Put GBP	Barclays Bank PLC	0.852	07/04/2024	(1,343,000)	(1,343,000)	(1,112)	(5,827)	4,715
Call EUR/Put PLN	Barclays Bank PLC	4.260	07/01/2024	(667,000)	(667,000)	(8,553)	(3,977)	(4,576)
Call USD/Put BRL	Barclays Bank PLC	5.350	10/24/2024	(1,613,000)	(1,613,000)	(104,061)	(69,020)	(35,041)
Call EUR/Put USD	BNP Paribas SA	1.083	10/24/2024	(1,131,000)	(1,131,000)	(13,646)	(20,929)	7,283
Call AUD/Put NZD	BofA Securities LLC	1.077	07/09/2024	(2,202,000)	(2,202,000)	(24,750)	(6,860)	(17,890)
Call EUR/Put CHF	BofA Securities LLC	0.982	07/01/2024	(1,337,000)	(1,337,000)	(3)	(8,440)	8,437
Call USD/Put SGD	BofA Securities LLC	1.349	07/09/2024	(1,460,000)	(1,460,000)	(8,753)	(6,227)	(2,526)
Call USD/Put SGD	BofA Securities LLC	1.349	07/18/2024	(1,457,000)	(1,457,000)	(9,564)	(6,197)	(3,367)
Call USD/Put SGD	BofA Securities LLC	1.355	07/30/2024	(1,451,000)	(1,451,000)	(6,193)	(6,548)	355
Call AUD/Put NZD	Citibank NA	1.093	07/30/2024	(2,189,000)	(2,189,000)	(9,774)	(7,859)	(1,915)
Call AUD/Put NZD	Citibank NA	1.096	08/09/2024	(2,177,000)	(2,177,000)	(9,106)	(9,109)	3
Call EUR/Put CHF	Citibank NA	0.959	07/25/2024	(1,354,000)	(1,354,000)	(11,335)	(10,799)	(536)
Call EUR/Put CZK	Citibank NA	24.620	07/09/2024	(671,000)	(671,000)	(12,719)	(3,098)	(9,621)
Call EUR/Put GBP	Citibank NA	0.846	07/18/2024	(1,357,000)	(1,357,000)	(9,955)	(9,733)	(222)
Call USD/Put ZAR	Citibank NA	19.270	09/04/2024	(3,418,000)	(3,418,000)	(30,783)	(141,399)	110,616
Call USD/Put MXN	Deutsche Bank AG (London)	19.429	07/11/2024	(1,610,000)	(1,610,000)	(1,945)	(11,202)	9,257
Call EUR/Put PLN	HSBC Bank PLC	4.340	07/15/2024	(674,000)	(674,000)	(2,017)	(5,186)	3,169

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts (continued)
Calls (continued)
Call AUD/Put NZD	JPMorgan Securities, Inc.	$1.095	08/01/2024	(2,181,000)	$(2,181,000)	$(8,891)	$(8,155)	$(736)
Call AUD/Put USD	JPMorgan Securities, Inc.	0.663	11/05/2024	(1,845,000)	(1,845,000)	(31,539)	(29,863)	(1,676)
Call AUD/Put NZD	MS & Co. Int PLC	1.077	07/15/2024	(2,197,193)	(2,197,193)	(25,101)	(7,551)	(17,550)
Call EUR/Put CHF	MS & Co. Int PLC	0.956	07/22/2024	(1,362,000)	(1,362,000)	(14,060)	(11,949)	(2,111)
Call EUR/Put SEK	MS & Co. Int PLC	11.350	07/04/2024	(1,344,000)	(1,344,000)	(4,809)	(9,522)	4,713
Call USD/Put COP	UBS AG (London)	4,020.000	10/10/2024	(3,277,000)	(3,277,000)	(185,231)	(133,750)	(51,481)

				(38,317,193)	$(38,317,193)	$(533,900)	$(533,200)	$(700)

Puts
Put EUR/Call GBP	Barclays Bank PLC	0.852	07/04/2024	(1,343,000)	(1,343,000)	(8,815)	(5,827)	(2,988)
Put EUR/Call PLN	Barclays Bank PLC	4.260	07/01/2024	(667,000)	(667,000)	(1)	(3,977)	3,976
Put GBP/Call USD	Barclays Bank PLC	1.270	07/04/2024	(3,812,000)	(3,812,000)	(25,650)	(31,348)	5,698
Put EUR/Call USD	BNP Paribas SA	1.075	07/01/2024	(1,471,140)	(1,471,140)	(7,928)	(3,561)	(4,367)
Put EUR/Call USD	BNP Paribas SA	1.089	09/16/2024	(1,573,000)	(1,573,000)	(30,687)	(19,725)	(10,962)
Put EUR/Call USD	BNP Paribas SA	1.062	10/17/2024	(3,011,000)	(3,011,000)	(28,316)	(46,722)	18,406
Put EUR/Call USD	BNP Paribas SA	1.083	10/24/2024	(1,131,000)	(1,131,000)	(20,156)	(20,929)	773
Put GBP/Call USD	BNP Paribas SA	1.233	10/15/2024	(3,465,000)	(3,465,000)	(25,238)	(62,507)	37,269
Put AUD/Call NZD	BofA Securities LLC	1.077	07/09/2024	(2,202,000)	(2,202,000)	(25)	(6,860)	6,835
Put AUD/Call USD	BofA Securities LLC	0.648	09/25/2024	(2,648,000)	(2,648,000)	(11,434)	(32,005)	20,571
Put EUR/Call CHF	BofA Securities LLC	0.982	07/01/2024	(1,337,000)	(1,337,000)	(29,545)	(8,440)	(21,105)
Put EUR/Call USD	BofA Securities LLC	1.085	07/08/2024	(2,999,600)	(2,999,600)	(42,141)	(33,818)	(8,323)
Put EUR/Call USD	BofA Securities LLC	1.073	07/08/2024	(2,984,000)	(2,984,000)	(18,717)	(21,105)	2,388
Put EUR/Call USD	BofA Securities LLC	1.061	09/16/2024	(4,720,000)	(4,720,000)	(34,697)	(66,191)	31,494
Put NZD/Call USD	BofA Securities LLC	0.614	07/08/2024	(5,254,000)	(5,254,000)	(29,890)	(33,906)	4,016
Put USD/Call SGD	BofA Securities LLC	1.349	07/09/2024	(1,460,000)	(1,460,000)	(1,314)	(6,227)	4,913
Put USD/Call SGD	BofA Securities LLC	1.349	07/18/2024	(1,457,000)	(1,457,000)	(2,904)	(6,197)	3,293
Put USD/Call SGD	BofA Securities LLC	1.355	07/30/2024	(1,451,000)	(1,451,000)	(7,178)	(6,548)	(630)
Put AUD/Call NZD	Citibank NA	1.093	07/30/2024	(2,189,000)	(2,189,000)	(5,644)	(7,859)	2,215
Put AUD/Call NZD	Citibank NA	1.096	08/09/2024	(2,177,000)	(2,177,000)	(9,109)	(9,109)	—
Put EUR/Call CHF	Citibank NA	0.959	07/25/2024	(1,354,000)	(1,354,000)	(9,385)	(10,799)	1,414
Put EUR/Call CZK	Citibank NA	24.620	07/09/2024	(671,000)	(671,000)	(65)	(3,098)	3,033
Put EUR/Call GBP	Citibank NA	0.846	07/18/2024	(1,357,000)	(1,357,000)	(5,791)	(9,733)	3,942
Put EUR/Call PLN	HSBC Bank PLC	4.340	07/15/2024	(674,000)	(674,000)	(6,192)	(5,186)	(1,006)
Put EUR/Call USD	HSBC Bank PLC	1.071	07/15/2024	(1,497,333)	(1,497,333)	(9,828)	(9,830)	2
Put AUD/Call NZD	JPMorgan Securities, Inc.	1.095	08/01/2024	(2,181,000)	(2,181,000)	(7,222)	(8,155)	933
Put AUD/Call USD	JPMorgan Securities, Inc.	0.621	09/24/2024	(6,556,000)	(6,556,000)	(7,194)	(51,165)	43,971

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts (continued)
Puts (continued)
Put EUR/Call USD	JPMorgan Securities, Inc.	$1.085	07/08/2024	(1,477,410)	$(1,477,410)	$(20,756)	$(10,436)	$(10,320)
Put AUD/Call NZD	MS & Co. Int PLC	1.077	07/15/2024	(2,197,193)	(2,197,193)	(211)	(7,551)	7,340
Put EUR/Call CHF	MS & Co. Int PLC	0.956	07/22/2024	(1,362,000)	(1,362,000)	(7,020)	(11,949)	4,929
Put EUR/Call SEK	MS & Co. Int PLC	11.350	07/04/2024	(1,344,000)	(1,344,000)	(4,859)	(9,522)	4,663
Put EUR/Call USD	MS & Co. Int PLC	1.058	09/17/2024	(4,721,000)	(4,721,000)	(31,372)	(64,710)	33,338
Put AUD/Call USD	UBS AG (London)	0.648	09/30/2024	(2,637,000)	(2,637,000)	(12,164)	(31,110)	18,946
Put EUR/Call USD	UBS AG (London)	1.075	07/01/2024	(2,986,734)	(2,986,734)	(16,096)	(28,138)	12,042
Put EUR/Call USD	UBS AG (London)	1.086	09/17/2024	(1,574,000)	(1,574,000)	(28,351)	(19,814)	(8,537)
Put NZD/Call USD	UBS AG (London)	0.613	07/04/2024	(5,257,000)	(5,257,000)	(25,034)	(28,753)	3,719

				(85,198,410)	$(85,198,410)	$(530,929)	$(742,810)	$211,881

Total written option contracts				(123,515,603)	$(123,515,603)	$(1,064,829)	$(1,276,010)	$211,181

TOTAL				9,362,811	$9,362,811	$410,785	$79,300	$331,485

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazil Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
CNY	— Chinese Yuan Renminbi
COP	— Colombia Peso
CZK	— Czech Republic Koruna
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
SEK	— Swedish Krona
SGD	— Singapore Dollar
THB	— Thailand Baht
TRY	— Turkish Lira
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
CMT	— Constant Maturity Treasury Indexes
LLC	— Limited Liability Company
NR	— Not Rated
PIK	— Payment in kind
PLC	— Public Limited Company
WR	— Withdrawn Rating

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Abbreviations:
BofA Securities LLC	— Bank of America Securities LLC
CLICP	— Sinacofi Chile Interbank Rate
EURO	— Euro Offered Rate
JIBAR	— Johannesburg Interbank Agreed Rate
KWCDC	— South Korean Won Certificate of Deposit
MIBOR	— MIBOR - Mumbai Interbank Offered Rate
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
SOFR	— Secured Overnight Financing Rate
TIIE	— La Tasa de Interbank Equilibrium Interest Rate
WIBOR	— Warsaw Interbank Offered Rate

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments

June 30, 2024 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – 87.9%
Advertising(a)(b) – 0.3%
Outfront Media Capital LLC/Outfront Media Capital Corp. (B/B2)
	$2,539,000	4.250%		01/15/29	$ 2,313,207
Summer BC Bidco B LLC (B-/B2)
	2,676,000	5.500		10/31/26	2,612,525

					4,925,732

Aerospace & Defense – 2.1%
Bombardier, Inc. (B+/B1)
	2,865,000	7.000	(a)(b)	06/01/32	2,904,136
Howmet Aerospace, Inc. (BBB-/Baa3)
	3,040,000	3.000	(a)	01/15/29	2,762,509
Moog, Inc. (BB/Ba3)
	4,712,000	4.250	(a)(b)	12/15/27	4,467,965
Rolls-Royce PLC (BBB-/Ba1)
GBP	2,415,000	3.375		06/18/26	2,926,475
TransDigm, Inc. (B/B3)
	$5,323,000	5.500	(a)	11/15/27	5,227,772
	3,570,000	4.625	(a)	01/15/29	3,335,772
	8,868,000	4.875	(a)	05/01/29	8,308,607
TransDigm, Inc. (BB-/Ba3)
	2,584,000	6.750	(a)(b)	08/15/28	2,618,212
	1,645,000	6.375	(a)(b)	03/01/29	1,655,183
	5,250,000	6.875	(a)(b)	12/15/30	5,360,512

					39,567,143

Airlines(b) – 0.8%
American Airlines, Inc. (BB-/Ba2)
	7,750,000	7.250	(a)	02/15/28	7,750,000
American Airlines, Inc./AAdvantage Loyalty IP Ltd. (NR/Ba1)
	1,580,000	5.500		04/20/26	1,566,712
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. (NR/B2)
	4,768,141	5.750	(a)	01/20/26	4,536,076
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (B-/B3)
	1,585,000	9.500	(a)(c)	06/01/28	1,391,757

					15,244,545

Auto Parts & Equipment(a)(b) – 0.3%
Clarios Global LP/Clarios U.S. Finance Co. (BB-/Ba3)
	5,010,000	6.750		05/15/28	5,070,922

Automotive(a) – 2.7%
Allison Transmission, Inc. (NR/Ba2)
	3,128,000	3.750	(b)	01/30/31	2,743,882
Clarios Global LP/Clarios U.S. Finance Co. (B/B3)
	4,111,000	8.500	(b)	05/15/27	4,136,118
Dana Financing Luxembourg SARL (BB-/B1)
EUR	1,175,000	3.000	(b)	07/15/29	1,136,746
Dana, Inc. (BB-/B1)
	$4,853,000	5.375		11/15/27	4,749,146
	2,260,000	5.625		06/15/28	2,190,799
	1,205,000	4.250		09/01/30	1,051,278
Dealer Tire LLC/DT Issuer LLC (CCC/Caa1)
	5,849,000	8.000	(b)	02/01/28	5,657,621

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Automotive(a) – (continued)
Dornoch Debt Merger Sub, Inc. (CCC/Caa2)
	$2,046,000	6.625	%(b)	10/15/29	$ 1,739,611
Ford Motor Credit Co. LLC (BBB-/Ba1)
	1,560,000	6.950		03/06/26	1,585,771
	5,425,000	4.950		05/28/27	5,298,706
	2,803,000	3.815		11/02/27	2,628,766
	2,315,000	2.900		02/16/28	2,094,103
Garrett Motion Holdings, Inc./Garrett LX I SARL (B/B1)
	2,920,000	7.750	(b)	05/31/32	2,965,318
General Motors Financial Co., Inc. (BBB/Baa2)
	1,915,000	2.350		01/08/31	1,570,798
IHO Verwaltungs GmbH (BB-/Ba2)
(PIK 5.500%, Cash 4.750%)
	3,960,000	4.750	(b)(d)	09/15/26	3,837,636
(PIK 6.750%, Cash 6.000%)
	900,000	6.000	(b)(d)	05/15/27	886,725
(PIK 7.125%, Cash 6.375%)
	2,985,000	6.375	(b)(d)	05/15/29	2,948,344
(PIK 9.500%, Cash 8.750%)
EUR	970,000	8.750	(b)(d)	05/15/28	1,111,259
ZF North America Capital, Inc. (BB+/Ba1)
	$2,085,000	6.875	(b)	04/14/28	2,126,429
	1,825,000	6.750	(b)	04/23/30	1,860,295

					52,319,351

Banks – 2.9%
Bank of America Corp. (BBB+/A3) (5 yr. CMT + 1.200%)
	5,198,000	2.482	(a)(e)	09/21/36	4,150,499
Bank of New York Mellon Corp. (BBB/Baa1) (5 yr. CMT + 4.358%)
	4,960,000	4.700	(a)(e)	09/20/25	4,875,134
Barclays PLC (BB-/Ba1) (5 yr. U.K. Government Bond + 6.579%)
GBP	1,500,000	7.125	(a)(e)	06/15/25	1,879,463
Citigroup, Inc. (BB+/Ba1)
(3 mo. USD Term SOFR + 3.685%)
	$2,430,000	9.007	(a)(e)	08/15/24	2,434,933
(5 yr. CMT + 3.417%)
	2,565,000	3.875	(a)(e)	02/18/26	2,431,338
Comerica, Inc. (BB/Baa3) (5 yr. CMT + 5.291%)
	1,550,000	5.625	(a)(e)	07/01/25	1,517,605
Danske Bank AS (BBB+/Baa1) (1 yr. CMT + 2.100%)
	2,135,000	6.466	(a)(b)(e)	01/09/26	2,140,786
Deutsche Bank AG (BBB-/Baa3) (Secured Overnight Financing Rate + 2.757%)
	2,225,000	3.729	(a)(e)	01/14/32	1,879,947
JPMorgan Chase & Co. (BBB-/Baa2) (5 yr. CMT + 2.737%)
	4,820,000	6.875	(a)(e)	06/01/29	4,984,362
Morgan Stanley (BBB+/Baa1) (Secured Overnight Financing Rate + 1.360%)
	3,575,000	2.484	(a)(e)	09/16/36	2,829,291
PNC Financial Services Group, Inc. (BBB-/Baa2) (5 yr. CMT + 3.238%)
	4,462,000	6.200	(a)(e)	09/15/27	4,452,987

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Societe Generale SA (BB/Ba2) (5 yr. USD ICE Swap + 5.873%)
	$2,730,000	8.000	%(a)(b)(e)	09/29/25	$ 2,723,202
Toronto-Dominion Bank (BBB/Baa1) (5 yr. CMT + 4.075%)
	1,475,000	8.125	(a)(e)	10/31/82	1,526,964
U.S. Bancorp (BBB/Baa2) (5 yr. CMT + 2.541%)
	4,540,000	3.700	(a)(e)	01/15/27	4,108,337
UBS AG (A+/Aa2)
	2,135,000	7.950		01/09/25	2,157,930
UBS Group AG (BB/Baa3) (5 yr. CMT + 4.745%)
	1,000,000	9.250	(a)(b)(e)	11/13/28	1,073,950
UBS Group AG (BB/NR) (5 yr. CMT + 3.098%)
	3,220,000	3.875	(a)(b)(e)	06/02/26	2,972,607
UniCredit SpA (BB+/Ba1) (5 yr. CMT + 4.750%)
	3,415,000	5.459	(a)(b)(e)	06/30/35	3,204,226
Wells Fargo & Co. (BB+/Baa2)
	1,550,000	5.875	(a)(e)	06/15/25	1,548,543
(5 yr. CMT + 3.606%)
	2,040,000	7.625	(a)(e)	09/15/28	2,174,130

					55,066,234

Beverages(a)(b) – 0.2%
Primo Water Holdings, Inc. (B+/B1)
	3,300,000	4.375		04/30/29	3,037,485

Building Materials(a)(b) –1.7%
Builders FirstSource, Inc. (BB-/Ba2)
	5,180,000	5.000		03/01/30	4,902,870
CP Atlas Buyer, Inc. (CCC/Caa2)
	3,298,000	7.000	(c)	12/01/28	2,861,048
EMRLD Borrower LP/Emerald Co.-Issuer, Inc. (BB-/B1)
	4,030,000	6.625		12/15/30	4,064,618
James Hardie International Finance DAC (BB+/Ba1)
	5,125,000	5.000		01/15/28	4,945,779
JELD-WEN, Inc. (BB-/B1)
	2,856,000	4.875		12/15/27	2,697,149
Masterbrand, Inc. (BB/Ba3)
	760,000	7.000		07/15/32	768,497
Owens Corning (BBB/Baa1)
	6,000	3.500		02/15/30	5,466
Smyrna Ready Mix Concrete LLC (BB-/Ba3)
	6,780,000	6.000		11/01/28	6,623,518
	3,000,000	8.875		11/15/31	3,182,610
Standard Industries, Inc. (BB/B1)
	1,880,000	5.000		02/15/27	1,826,871
	1,230,000	4.750		01/15/28	1,172,805

					33,051,231

Capital Goods(a)(b) – 0.1%
Cirsa Finance International SARL (B+/B2)
EUR	1,823,312	10.375		11/30/27	2,090,848

Chemicals(a)(b) – 3.3%
Ashland, Inc. (BB+/Ba1)
	$2,340,000	3.375		09/01/31	1,972,269
Avient Corp. (BB-/Ba3)
	2,660,000	7.125		08/01/30	2,707,135

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Chemicals(a)(b) – (continued)
Axalta Coating Systems LLC (BB/Ba3)
	$2,760,000	3.375%		02/15/29	$ 2,475,334
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV (BB/Ba3)
	3,205,000	4.750		06/15/27	3,116,798
Chemours Co. (BB-/B1)
	2,911,000	5.750		11/15/28	2,689,444
Herens Holdco SARL (B-/B2)
	4,229,000	4.750		05/15/28	3,652,714
Ingevity Corp. (NR/Ba3)
	2,946,000	3.875		11/01/28	2,676,117
Minerals Technologies, Inc. (BB-/Ba3)
	3,421,000	5.000		07/01/28	3,246,461
Olympus Water U.S. Holding Corp. (B-/B3)
EUR	750,000	3.875		10/01/28	750,458
	$6,830,000	4.250		10/01/28	6,207,582
	4,045,000	9.750		11/15/28	4,285,030
Olympus Water U.S. Holding Corp. (CCC+/Caa2)
	658,000	6.250	(c)	10/01/29	599,346
SCIL IV LLC/SCIL USA Holdings LLC (BB-/B1)
	2,834,000	5.375		11/01/26	2,736,454
SNF Group SACA (BB+/Ba1)
	2,760,000	3.125		03/15/27	2,540,552
	3,870,000	3.375		03/15/30	3,340,855
Tronox, Inc. (BB-/B1)
	5,376,000	4.625		03/15/29	4,859,366
Valvoline, Inc. (B+/Ba3)
	1,946,000	3.625		06/15/31	1,675,350
Vibrantz Technologies, Inc. (CCC+/Caa2)
	7,350,000	9.000	(c)	02/15/30	6,723,927
WR Grace Holdings LLC (B-/B1)
	2,893,000	4.875		06/15/27	2,792,816
	2,610,000	7.375		03/01/31	2,643,017
WR Grace Holdings LLC (CCC/B3)
	1,914,000	5.625		08/15/29	1,759,827

					63,450,852

Commercial Services(a) – 4.3%
ADT Security Corp. (BB/Ba2)
	4,551,000	4.125	(b)	08/01/29	4,197,933
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL (B/B3)
	4,100,000	4.625	%(b)	06/01/28	3,735,674
APi Group DE, Inc. (B+/B1)
	6,373,000	4.125	(b)	07/15/29	5,798,410
	2,159,000	4.750	(b)	10/15/29	2,014,541
APX Group, Inc. (B/Ba3)
	10,145,000	5.750	(b)	07/15/29	9,732,809
APX Group, Inc. (BB/Ba2)
	1,525,000	6.750	(b)	02/15/27	1,521,233
Autostrade per l’Italia SpA (BBB-/Baa3)
EUR	2,690,000	2.000		12/04/28	2,652,174
BCP V Modular Services Finance II PLC (B/B2)
	1,780,000	4.750	(b)	11/30/28	1,774,243

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Commercial Services(a) – (continued)
Block, Inc. (BB+/Ba2)
	$4,850,000	2.750%		06/01/26	$ 4,585,093
Brink’s Co. (BB/Ba3)
	4,033,000	4.625	(b)	10/15/27	3,866,518
	435,000	6.500	(b)	06/15/29	439,707
	960,000	6.750	(b)	06/15/32	968,285
Garda World Security Corp. (B/B2)
	2,397,000	7.750	(b)	02/15/28	2,443,646
Garda World Security Corp. (CCC+/Caa2)
	2,846,000	9.500	(b)	11/01/27	2,862,905
Gartner, Inc. (BBB-/Baa3)
	2,202,000	3.625	(b)	06/15/29	2,015,975
Herc Holdings, Inc. (BB-/Ba3)
	3,019,000	5.500	(b)	07/15/27	2,975,496
MPH Acquisition Holdings LLC (CCC+/Caa1)
	9,127,000	5.750	(b)(c)	11/01/28	4,900,834
NESCO Holdings II, Inc. (B/B3)
	1,618,000	5.500	(b)	04/15/29	1,500,452
Paysafe Finance PLC/Paysafe Holdings U.S. Corp. (B/B2)
	3,400,000	4.000	(b)(c)	06/15/29	3,126,810
Prime Security Services Borrower LLC/Prime Finance, Inc. (B/B2)
	2,953,000	6.250	(b)	01/15/28	2,905,723
Prime Security Services Borrower LLC/Prime Finance, Inc. (BB/Ba2)
	4,553,000	3.375	(b)	08/31/27	4,215,167
PROG Holdings, Inc. (BB-/B1)
	5,520,000	6.000	(b)	11/15/29	5,244,773
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. (NR/Ba3)
	2,701,000	4.625	(b)	11/01/26	2,616,783
TriNet Group, Inc. (BB/Ba2)
	3,191,000	3.500	(b)	03/01/29	2,840,820
	1,225,000	7.125	(b)	08/15/31	1,243,265
Verisure Holding AB (B+/B1)
EUR	650,000	3.250	(b)	02/15/27	668,273
Verisure Midholding AB (B-/B3)
	725,000	5.250	(b)	02/15/29	757,688

					81,605,230

Computers(a) – 1.7%
Ahead DB Holdings LLC (CCC+/Caa1)
	$7,501,000	6.625	(b)	05/01/28	7,099,846
Crowdstrike Holdings, Inc. (BB/Baa3)
	6,771,000	3.000		02/15/29	6,099,520
KBR, Inc. (BB-/Ba3)
	2,613,000	4.750	(b)	09/30/28	2,445,899
McAfee Corp. (CCC+/Caa1)
	8,308,000	7.375	(b)	02/15/30	7,671,026
Science Applications International Corp. (BB-/B1)
	2,354,000	4.875	(b)	04/01/28	2,246,163
Seagate HDD Cayman (BB/Ba3)
	1,270,000	8.250		12/15/29	1,362,075
	2,561,220	9.625		12/01/32	2,919,355

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Computers(a) – (continued)
Virtusa Corp. (CCC+/Caa1)
$2,960,000	7.125	%(b)(c)	12/15/28	$ 2,752,978

				32,596,862

Distribution & Wholesale(a)(b) – 1.0%
American Builders & Contractors Supply Co., Inc. (B+/Ba3)
10,439,000	3.875		11/15/29	9,332,257
BCPE Empire Holdings, Inc. (CCC/Caa2)
4,392,000	7.625		05/01/27	4,251,193
Gates Corp. (B+/B2)
380,000	6.875		07/01/29	386,870
H&E Equipment Services, Inc. (BB-/B1)
6,180,000	3.875		12/15/28	5,574,545

				19,544,865

Diversified Financial Services – 4.3%
AerCap Holdings NV (BBB-/Baa3) (5 yr. CMT + 4.535%)
5,253,000	5.875	(a)(e)	10/10/79	5,229,939
Ally Financial, Inc. (BB-/Ba2) (5 yr. CMT + 3.868%)
6,075,000	4.700	(a)(e)	05/15/26	5,367,627
Ally Financial, Inc. (BB+/Baa3)
2,606,000	5.750	(a)	11/20/25	2,591,302
American Express Co. (BB+/Baa2) (5 yr. CMT + 2.854%)
4,265,000	3.550	(a)(e)	09/15/26	3,973,914
Capital One Financial Corp. (BB/Baa3) (5 yr. CMT + 3.157%)
2,085,000	3.950	(a)(e)	09/01/26	1,920,014
Castlelake Aviation Finance DAC (B+/B2)
7,400,000	5.000	(a)(b)	04/15/27	7,145,958
Charles Schwab Corp. (BBB-/Baa2) (3 mo. USD LIBOR + 2.575%)
3,305,000	5.000	(a)(e)	12/01/27	3,014,325
Jane Street Group/JSG Finance, Inc. (BB/Ba2)
4,156,000	7.125	(a)(b)	04/30/31	4,262,061
Jefferies Finance LLC/JFIN Co.-Issuer Corp. (BB-/B1)
3,928,000	5.000	(a)(b)	08/15/28	3,627,429
Macquarie Airfinance Holdings Ltd. (BB+/Baa3)
4,326,000	8.375	(a)(b)	05/01/28	4,561,681
430,000	6.400	(a)(b)	03/26/29	437,641
Navient Corp. (B+/Ba3)
2,880,000	6.750		06/15/26	2,887,142
2,815,000	5.000	(a)	03/15/27	2,689,873
4,060,000	5.500	(a)	03/15/29	3,704,506
OneMain Finance Corp. (BB/Ba2)
2,793,000	7.125		03/15/26	2,835,482
1,458,000	3.500	(a)	01/15/27	1,365,898
690,000	9.000	(a)	01/15/29	727,695
3,380,000	7.875	(a)	03/15/30	3,483,935
2,254,000	4.000	(a)	09/15/30	1,934,157
2,780,000	7.500	(a)	05/15/31	2,814,333
StoneX Group, Inc. (BB-/Ba3)
2,805,000	7.875	(a)(b)	03/01/31	2,893,386
United Wholesale Mortgage LLC (NR/Ba3)
3,641,000	5.500	(a)(b)	04/15/29	3,457,858
VFH Parent LLC/Valor Co.-Issuer, Inc. (B+/B1)
4,875,000	7.500	(a)(b)	06/15/31	4,897,864

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (B-/B3)
	$5,407,000	7.875	%(a)(b)(c)	05/01/27	$ 4,776,922
	3,035,000	6.375	(a)(b)(c)	02/01/30	2,370,305

					82,971,247

Electrical – 0.6%
Duke Energy Corp. (BBB/Baa2)
	2,045,000	4.125		04/15/26	2,038,993
Edison International (BB+/Ba1) (5 yr. CMT + 4.698%)
	4,285,000	5.375	(a)(e)	03/15/26	4,190,859
NextEra Energy Operating Partners LP (BB/Ba1)
	3,709,000	7.250	(a)(b)	01/15/29	3,805,174
Pike Corp. (B-/B3)
	2,442,000	5.500	(a)(b)	09/01/28	2,340,828

					12,375,854

Electronics(b) – 1.0%
Atkore, Inc. (BB+/Ba2)
	2,593,000	4.250	(a)	06/01/31	2,294,857
Coherent Corp. (B+/B1)
	2,689,000	5.000	(a)	12/15/29	2,545,999
Imola Merger Corp. (BB-/B1)
	4,151,000	4.750	(a)	05/15/29	3,883,178
Sensata Technologies BV (BB+/Ba2)
	2,469,000	5.000		10/01/25	2,491,023
	1,135,000	4.000	(a)	04/15/29	1,042,713
	3,139,000	5.875	(a)	09/01/30	3,070,695
Sensata Technologies, Inc. (BB+/Ba2)
	3,389,000	4.375	(a)	02/15/30	3,116,287
	1,519,000	3.750	(a)	02/15/31	1,324,933
	235,000	6.625	(a)	07/15/32	236,652

					20,006,337

Engineering & Construction(a)(b) – 0.9%
Dycom Industries, Inc. (BB/Ba3)
	4,674,000	4.500		04/15/29	4,376,921
Global Infrastructure Solutions, Inc. (BB-/B1)
	8,148,000	5.625		06/01/29	7,669,957
	5,021,000	7.500		04/15/32	4,910,337

					16,957,215

Entertainment(a) – 3.6%
Banijay Entertainment SASU (B+/B1)
	2,610,000	8.125	(b)	05/01/29	2,671,622
Banijay SAS (B-/Caa1)
EUR	1,275,000	6.500	(b)	03/01/26	1,365,899
Boyne USA, Inc. (B/B1)
	$3,628,000	4.750	(b)	05/15/29	3,390,656
Caesars Entertainment, Inc. (B-/B3)
	5,343,000	8.125	(b)	07/01/27	5,452,158
Cinemark USA, Inc. (BB-/B2)
	4,200,000	5.250	(b)(c)	07/15/28	4,012,554
International Game Technology PLC (BB+/Ba1)
EUR	2,364,000	2.375		04/15/28	2,375,038

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Entertainment(a) – (continued)
International Game Technology PLC (BB+/Ba1) – (continued)
	$2,511,000	4.125	%(b)	04/15/26	$ 2,443,504
	3,131,000	5.250	(b)	01/15/29	3,031,246
Light & Wonder International, Inc. (B+/B2)
	1,500,000	7.500	(b)	09/01/31	1,551,840
Live Nation Entertainment, Inc. (BB/Ba2)
	4,941,000	3.750	(b)	01/15/28	4,604,666
Merlin Entertainments Group U.S. Holdings, Inc. (B+/B2)
	4,732,000	7.375	(b)	02/15/31	4,822,854
Motion Bondco DAC (CCC+/Caa2)
	2,235,000	6.625	(b)(c)	11/15/27	2,172,934
Penn Entertainment, Inc. (B-/B3)
	2,900,000	5.625	(b)	01/15/27	2,798,616
	1,580,000	4.125	(b)	07/01/29	1,354,202
Pinewood Finco PLC (BB+/NR)
GBP	2,125,000	3.250	(b)	09/30/25	2,607,882
	2,988,000	6.000	(b)	03/27/30	3,705,553
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. (CCC/Caa1)
	$4,764,000	5.625	(b)	09/01/29	3,415,407
Resorts World Las Vegas LLC/RWLV Capital, Inc. (BB+/NR)
	7,100,000	8.450	(b)	07/27/30	7,517,267
SeaWorld Parks & Entertainment, Inc. (B+/B2)
	5,450,000	5.250	(b)	08/15/29	5,146,599
WMG Acquisition Corp. (BB+/Ba2)
	1,655,000	3.750	(b)	12/01/29	1,498,255
	1,200,000	3.875	(b)	07/15/30	1,071,948
	2,922,000	3.000	(b)(c)	02/15/31	2,518,530

					69,529,230

Environmental(a)(b) – 0.8%
GFL Environmental, Inc. (B/B3)
	2,216,000	4.000		08/01/28	2,054,941
	3,235,000	4.375		08/15/29	2,983,188
GFL Environmental, Inc. (BB/Ba3)
	3,460,000	3.500		09/01/28	3,190,224
	720,000	6.750		01/15/31	735,444
Madison IAQ LLC (CCC+/Caa1)
	7,080,000	5.875		06/30/29	6,592,117

					15,555,914

Food & Drug Retailing – 2.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/ Albertsons LLC (BB+/Ba3)
	272,000	4.625	(a)(b)	01/15/27	262,904
	3,744,000	3.500	(a)(b)	03/15/29	3,365,332
Bellis Acquisition Co. PLC (B+/B1)
GBP	4,350,000	8.125	(a)(b)	05/14/30	5,492,179
Boparan Finance PLC (B-/Caa1)
	2,673,000	7.625	(a)	11/30/25	3,296,762
Iceland Bondco PLC (B/B3)
	1,105,000	10.875	(a)(b)	12/15/27	1,457,075
New Albertsons LP (BB+/WR)
	$3,100,000	7.450		08/01/29	3,264,238
Performance Food Group, Inc. (BB/B1)
	1,500,000	5.500	(a)(b)	10/15/27	1,467,090

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Food & Drug Retailing – (continued)
Performance Food Group, Inc. (BB/B1) – (continued)
	$6,255,000	4.250	%(a)(b)	08/01/29	$ 5,692,613
Post Holdings, Inc. (B+/B2)
	268,000	5.625	(a)(b)	01/15/28	263,929
	4,673,000	5.500	(a)(b)	12/15/29	4,504,959
	3,980,000	4.625	(a)(b)	04/15/30	3,657,023
Post Holdings, Inc. (BB/Ba1)
	885,000	6.250	(a)(b)	02/15/32	887,257
Sigma Holdco BV (CCC+/Caa1)
	4,900,000	7.875	(a)(b)	05/15/26	4,834,144
U.S. Foods, Inc. (BB-/Ba3)
	1,600,000	6.875	(a)(b)	09/15/28	1,636,480
United Natural Foods, Inc. (CCC+/Caa2)
	3,333,000	6.750	(a)(b)(c)	10/15/28	3,006,233

					43,088,218

Forest Products & Paper(a) – 0.1%
Mercer International, Inc. (B/B2)
	2,248,000	5.500		01/15/26	2,180,515

Gaming(a) – 0.6%
Melco Resorts Finance Ltd. (BB-/Ba3)
	2,395,000	4.875	(b)	06/06/25	2,347,100
MGM Resorts International (BB-/B1)
	5,355,000	5.500		04/15/27	5,290,526
Sands China Ltd. (BBB-/Baa2)
	2,315,000	5.125		08/08/25	2,297,591
Wynn Macau Ltd. (BB-/B1)
	2,072,000	4.875	(b)	10/01/24	2,062,593

					11,997,810

Gas(a) – 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp. (NR/B1)
	3,536,000	5.750		05/20/27	3,331,160

Hand/Machine Tools – 0.1%
Regal Rexnord Corp. (BB+/Baa3)
	2,165,000	6.050		02/15/26	2,174,526

Health Care Products(a)(b) – 0.2%
Solventum Corp. (BBB-/Baa3)
	4,385,000	5.450		02/25/27	4,381,755

Healthcare Providers & Services(a) – 2.4%
Catalent Pharma Solutions, Inc. (B/B3)
	4,522,000	3.500	(b)	04/01/30	4,326,604
Centene Corp. (BBB-/Ba1)
	12,000	4.625		12/15/29	11,343
	2,570,000	3.375		02/15/30	2,280,464
	4,574,000	2.500		03/01/31	3,756,489
	911,000	2.625		08/01/31	745,462
CHS/Community Health Systems, Inc. (B-/Caa1)
	4,919,000	5.625	(b)	03/15/27	4,576,883
IQVIA, Inc. (BBB-/Baa3)
	2,880,000	6.250		02/01/29	2,960,208
Laboratoire Eimer Selas (CCC/Caa2)
EUR	600,000	5.000	(b)	02/01/29	533,802

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Healthcare Providers & Services(a) – (continued)
LifePoint Health, Inc. (B/B2)
	$2,530,000	11.000	%(b)	10/15/30	$ 2,788,490
LifePoint Health, Inc. (CCC+/Caa2)
	3,455,000	5.375	(b)	01/15/29	3,025,751
Medline Borrower LP (B-/B3)
	3,648,000	5.250	(b)	10/01/29	3,476,763
Medline Borrower LP (B+/Ba3)
	5,341,000	3.875	(b)	04/01/29	4,917,886
Tenet Healthcare Corp. (B-/B1)
	850,000	6.250		02/01/27	849,609
Tenet Healthcare Corp. (BB-/B1)
	4,097,000	4.625		06/15/28	3,897,148
	3,270,000	4.250		06/01/29	3,044,403
	1,592,000	6.125		06/15/30	1,582,114
	2,465,000	6.750		05/15/31	2,503,060

					45,276,479

Holding Companies-Diversified(a)(b) – 0.1%
Benteler International AG (BB-/Ba3)
EUR	1,745,000	9.375		05/15/28	2,002,896

Home Builders(a)(b) – 0.2%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC (B+/B1)
	$1,645,000	5.000		06/15/29	1,503,070
	1,031,000	4.875		02/15/30	922,652
LGI Homes, Inc. (BB-/Ba2)
	2,141,000	4.000		07/15/29	1,857,360

					4,283,082

Household Products(a) – 0.2%
Central Garden & Pet Co. (BB/B1)
	2,307,000	4.125		10/15/30	2,058,328
	1,000,000	4.125	(b)	04/30/31	880,760

					2,939,088

Housewares(a) – 0.1%
Newell Brands, Inc. (BB-/Ba3)
	1,282,000	4.875		06/01/25	1,264,231
	1,745,000	7.000		04/01/46	1,415,527

					2,679,758

Insurance(a) – 1.8%
Acrisure LLC/Acrisure Finance, Inc. (B/B2)
	7,413,000	4.250	(b)	02/15/29	6,737,602
Acrisure LLC/Acrisure Finance, Inc. (CCC+/Caa2)
	4,440,000	8.250	(b)	02/01/29	4,471,879
	1,060,000	8.500	(b)	06/15/29	1,073,918
	1,140,000	6.000	(b)	08/01/29	1,054,796
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer (B/B2)
	2,355,000	6.750	(b)	04/15/28	2,359,945
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer (CCC+/Caa2)
	2,884,000	6.750	(b)	10/15/27	2,839,413

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Insurance(a) – (continued)
HUB International Ltd. (B-/Caa2)
	$3,793,000	7.375	%(b)	01/31/32	$ 3,847,885
Panther Escrow Issuer LLC (B/B2)
	4,400,000	7.125	(b)	06/01/31	4,450,204
USI, Inc. (CCC+/Caa1)
	4,763,000	7.500	(b)	01/15/32	4,841,828
Voya Financial, Inc. (BBB-/Ba2) (5 yr. CMT + 3.358%)
	2,597,000	7.758	(e)	09/15/28	2,701,867

					34,379,337

Internet(a)(b) – 1.8%
ANGI Group LLC (B/B2)
	5,665,000	3.875		08/15/28	4,865,329
Gen Digital, Inc. (BB-/B1)
	6,145,000	6.750		09/30/27	6,216,774
ION Trading Technologies SARL (NR/B3)
	4,516,000	9.500		05/30/29	4,600,088
ION Trading Technologies SARL (B-/B3)
	2,087,000	5.750		05/15/28	1,906,975
Match Group Holdings II LLC (BB/Ba3)
	2,774,000	5.000		12/15/27	2,659,850
	2,033,000	4.625		06/01/28	1,905,063
	3,749,000	5.625		02/15/29	3,602,414
	1,004,000	3.625		10/01/31	850,528
Uber Technologies, Inc. (BB/Ba1)
	474,000	8.000		11/01/26	477,982
	712,000	6.250		01/15/28	712,555
	2,990,000	4.500		08/15/29	2,848,962
Ziff Davis, Inc. (BB/Ba3)
	4,653,000	4.625		10/15/30	4,210,593

					34,857,113

Iron/Steel(a)(b) – 0.2%
Cleveland-Cliffs, Inc. (BB-/Ba3)
	2,425,000	6.750		04/15/30	2,403,466
	2,125,000	7.000		03/15/32	2,104,090

					4,507,556

Leisure Time(a)(b) – 2.7%
Acushnet Co. (BB/Ba3)
	325,000	7.375		10/15/28	336,869
Carnival Corp. (BB/B3)
	1,034,000	7.625		03/01/26	1,044,350
	6,593,000	5.750		03/01/27	6,518,433
Carnival Corp. (BBB-/Ba2)
	3,890,000	4.000		08/01/28	3,648,548
	2,571,000	7.000		08/15/29	2,665,176
MajorDrive Holdings IV LLC (CCC+/Caa2)
	9,299,000	6.375		06/01/29	8,751,010
NCL Corp. Ltd. , Class C (B/Caa1)
	5,222,000	5.875		03/15/26	5,163,252
	310,000	7.750		02/15/29	322,478
Pinnacle Bidco PLC (NR/B3)
GBP	2,783,000	10.000		10/11/28	3,730,897

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Leisure Time(a)(b) – (continued)
Royal Caribbean Cruises Ltd. (BB+/Ba2)
	$4,540,000	4.250%		07/01/26	$ 4,393,857
	3,280,000	5.500		08/31/26	3,239,459
	4,553,000	5.375		07/15/27	4,484,751
	850,000	6.250		03/15/32	856,417
TUI Cruises GmbH (B/B3)
EUR	2,338,116	6.500		05/15/26	2,536,609
Viking Cruises Ltd. (B+/B3)
	$1,880,000	5.875		09/15/27	1,860,354
	2,925,000	7.000		02/15/29	2,940,649

					52,493,109

Lodging(a) – 2.3%
Hilton Domestic Operating Co., Inc. (BB+/Ba2)
	900,000	5.750	(b)	05/01/28	894,708
	1,365,000	5.875	(b)	04/01/29	1,365,914
	1,922,000	4.875		01/15/30	1,844,697
	1,460,000	4.000	(b)	05/01/31	1,306,656
	2,295,000	3.625	(b)	02/15/32	1,987,195
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc. (B+/B2)
	6,370,000	5.000	(b)	06/01/29	5,940,089
	2,913,000	4.875	(b)	07/01/31	2,575,354
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc. (BB+/Ba2)
	2,800,000	6.625	(b)	01/15/32	2,812,740
Marriott Ownership Resorts, Inc. (B+/B1)
	2,864,000	4.750		01/15/28	2,702,499
	2,585,000	4.500	(b)(c)	06/15/29	2,374,297
Melco Resorts Finance Ltd. (BB-/Ba3)
	2,190,000	7.625	(b)	04/17/32	2,173,575
MGM Resorts International (BB-/B1)
	1,200,000	4.625		09/01/26	1,169,004
	4,046,000	4.750		10/15/28	3,851,509
Travel & Leisure Co. (BB-/Ba3)
	4,860,000	6.625	(b)	07/31/26	4,896,936
	2,397,000	6.000		04/01/27	2,389,929
	2,610,000	4.500	(b)	12/01/29	2,400,573
	3,287,000	4.625	(b)	03/01/30	2,990,710

					43,676,385

Machinery - Construction & Mining(a)(b) – 0.5%
BWX Technologies, Inc. (BB-/Ba3)
	4,375,000	4.125		04/15/29	4,035,456
Vertiv Group Corp. (BB/Ba3)
	5,321,000	4.125		11/15/28	4,968,058

					9,003,514

Machinery-Diversified(a)(b) – 0.7%
Husky Injection Molding Systems Ltd./Titan Co.-Borrower LLC (B-/B3)
	2,852,000	9.000		02/15/29	2,953,389
Mueller Water Products, Inc. (BB/Ba1)
	3,183,000	4.000		06/15/29	2,915,914

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Machinery-Diversified(a)(b) – (continued)
TK Elevator Holdco GmbH (CCC+/Caa1)
	$6,723,000	7.625%		07/15/28	$ 6,682,393

					12,551,696

Media(a) – 5.2%
Altice Financing SA (B-/Caa1)
	4,111,000	5.000	(b)	01/15/28	3,117,577
Altice Finco SA (CCC/Caa3)
EUR	3,265,000	4.750		01/15/28	2,111,699
AMC Networks, Inc. (BB/Ba3)
	$1,995,000	10.250	(b)	01/15/29	1,964,875
CCO Holdings LLC/CCO Holdings Capital Corp. (BB-/B1)
	4,244,000	5.500	(b)	05/01/26	4,192,648
	5,976,000	5.125	(b)	05/01/27	5,735,346
	3,167,000	5.000	(b)	02/01/28	2,961,367
	2,731,000	4.750	(b)	03/01/30	2,365,483
	6,131,000	4.500	(b)	08/15/30	5,184,435
	15,352,000	4.250	(b)	02/01/31	12,530,609
	2,804,000	4.500		05/01/32	2,261,314
CSC Holdings LLC (CCC-/Ca)
	2,030,000	5.750	(b)	01/15/30	765,148
CSC Holdings LLC (CCC+/Caa1)
	5,055,000	5.500	(b)	04/15/27	4,102,941
Cumulus Media New Holdings, Inc. (B-/Caa1)
	1,637,000	8.000	(b)	07/01/29	700,096
Diamond Sports Group LLC/Diamond Sports Finance Co. (NR/WR)
	4,800,000	5.375	(b)(f)	08/15/26	104,304
	3,812,000	6.625	(b)(f)	08/15/27	76,240
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.
	(BB/Ba3)
	7,880,000	5.875	(b)	08/15/27	7,415,395
DISH DBS Corp. (CCC/Caa1)
	5,216,000	5.250	(b)	12/01/26	4,120,275
Gray Television, Inc. (BB-/Ba3)
	3,080,000	10.500	(b)	07/15/29	3,097,279
iHeartCommunications, Inc. (B-/Caa1)
	1,690,000	6.375	(c)	05/01/26	1,314,854
	2,599,000	4.750	(b)	01/15/28	1,309,012
iHeartCommunications, Inc. (CCC-/Caa3)
	8,945,000	8.375	(c)	05/01/27	3,203,294
Nexstar Media, Inc. (BB+/B2)
	2,744,000	5.625	(b)	07/15/27	2,606,141
Sirius XM Radio, Inc. (BB/Ba3)
	4,676,000	3.125	(b)	09/01/26	4,400,630
	7,384,000	5.000	(b)	08/01/27	7,065,454
	850,000	4.000	(b)	07/15/28	767,916
Sunrise HoldCo IV BV (B/B3)
	3,025,000	5.500	(b)	01/15/28	2,927,807
Urban One, Inc. (B-/B3)
	5,813,000	7.375	(b)	02/01/28	4,443,167
Virgin Media Secured Finance PLC (B+/Ba3)
	2,150,000	5.500	(b)	05/15/29	1,964,498
Virgin Media Vendor Financing Notes IV DAC (B-/B2)
	1,850,000	5.000	(b)	07/15/28	1,646,371

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media(a) – (continued)
VZ Secured Financing BV (B+/B1)
$2,320,000	5.000	%(b)	01/15/32	$ 1,979,238
Ziggo Bond Co. BV (B-/B3)
1,725,000	5.125	(b)	02/28/30	1,467,561
Ziggo BV (B+/B1)
2,492,000	4.875	(b)	01/15/30	2,218,378

				100,121,352

Metal Fabricate & Hardware(a)(b) – 0.2%
Roller Bearing Co. of America, Inc. (B+/B1)
4,824,000	4.375		10/15/29	4,442,566

Mining(a)(b) – 0.4%
Alcoa Nederland Holding BV (BB/Ba1)
1,220,000	7.125		03/15/31	1,253,928
FMG Resources August 2006 Pty. Ltd. (BB+/Ba1)
2,785,000	5.875		04/15/30	2,723,285
Novelis Corp. (BB/Ba3)
4,432,000	4.750		01/30/30	4,111,256

				8,088,469

Miscellaneous Manufacturing(a) – 0.5%
Amsted Industries, Inc. (BB/Ba3)
3,272,000	5.625	(b)	07/01/27	3,227,566
1,951,000	4.625	(b)	05/15/30	1,790,101
Hillenbrand, Inc. (BB+/Ba1)
1,066,000	6.250		02/15/29	1,071,884
4,364,000	3.750		03/01/31	3,789,785

				9,879,336

Office & Business Equipment(a)(b) – 0.1%
Xerox Holdings Corp. (BB/B1)
927,000	5.000		08/15/25	910,249

Oil & Gas(a)(b) – 0.3%
CNX Resources Corp. (BB/B1)
930,000	7.250		03/01/32	947,140
Crescent Energy Finance LLC (BB-/B1)
1,765,000	7.625		04/01/32	1,799,153
Matador Resources Co. (BB-/B1)
1,045,000	6.500		04/15/32	1,045,732
Permian Resources Operating LLC (BB-/B1)
1,337,000	5.875		07/01/29	1,318,188

				5,110,213

Oil Field Services – 6.5%
Aethon United BR LP/Aethon United Finance Corp. (B+/B3)
4,989,000	8.250	(a)(b)	02/15/26	5,045,326
Archrock Partners LP/Archrock Partners Finance Corp. (BB-/B2)
2,599,000	6.250	(a)(b)	04/01/28	2,574,751
Ascent Resources Utica Holdings LLC/ARU Finance Corp. (BB-/B1)
4,209,000	7.000	(a)(b)	11/01/26	4,215,776
Chord Energy Corp. (BB-/Ba3)
6,155,000	6.375	(a)(b)	06/01/26	6,146,321

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Civitas Resources, Inc. (BB-/B1)
$6,281,000	5.000	%(a)(b)	10/15/26	$ 6,119,076
2,496,000	8.375	(a)(b)	07/01/28	2,618,853
CNX Resources Corp. (BB/B1)
2,915,000	7.375	(a)(b)	01/15/31	2,978,955
Continental Resources, Inc. (BBB-/Baa3u)
2,470,000	4.375	(a)	01/15/28	2,373,052
Crescent Energy Finance LLC (BB-/B1)
5,068,000	9.250	(a)(b)	02/15/28	5,353,480
CrownRock LP/CrownRock Finance, Inc. (BB-/B1)
5,831,000	5.625	(a)(b)	10/15/25	5,818,463
1,035,000	5.000	(a)(b)	05/01/29	1,026,575
Diamond Foreign Asset Co./Diamond Finance LLC (BB-/B3)
1,452,000	8.500	(a)(b)	10/01/30	1,522,654
Kodiak Gas Services LLC (B+/B2)
1,000,000	7.250	(a)(b)	02/15/29	1,025,570
Matador Resources Co. (BB-/B1)
3,288,000	6.875	(a)(b)	04/15/28	3,339,030
Nabors Industries, Inc. (B-/Ba3)
2,849,000	7.375	(a)(b)	05/15/27	2,891,792
1,831,000	9.125	(a)(b)	01/31/30	1,897,941
Noble Finance II LLC (BB-/B1)
4,342,000	8.000	(a)(b)	04/15/30	4,512,206
Northern Oil & Gas, Inc. (B+/B2)
2,559,000	8.125	(a)(b)	03/01/28	2,588,275
4,070,000	8.750	(a)(b)	06/15/31	4,273,012
Occidental Petroleum Corp. (BB+/Baa3)
775,000	5.500	(a)	12/01/25	772,915
2,533,000	6.450		09/15/36	2,642,730
Permian Resources Operating LLC (BB-/B1)
3,385,000	9.875	(a)(b)	07/15/31	3,746,823
1,252,000	7.000	(a)(b)	01/15/32	1,286,718
Range Resources Corp. (BB+/Ba3)
2,660,000	4.750	(a)(b)	02/15/30	2,494,734
Sitio Royalties Operating Partnership LP/Sitio Finance Corp. (B/B3)
3,163,000	7.875	(a)(b)	11/01/28	3,269,941
SM Energy Co. (BB-/B1)
2,537,000	6.750	(a)	09/15/26	2,534,717
875,000	6.500	(a)	07/15/28	868,158
Southwestern Energy Co. (BB+/Ba2)
3,670,000	5.375	(a)	03/15/30	3,545,954
525,000	4.750	(a)	02/01/32	482,197
Southwestern Energy Co. (BB+/NR)
6,438,000	5.375	(a)	02/01/29	6,242,800
Sunoco LP (BB+/Ba1)
1,915,000	7.000	(a)(b)	05/01/29	1,963,354
1,465,000	7.250	(a)(b)	05/01/32	1,514,620
Sunoco LP/Sunoco Finance Corp. (BB+/Ba1)
2,925,000	7.000	(a)(b)	09/15/28	2,998,651
4,425,000	4.500	(a)	04/30/30	4,095,603
TechnipFMC PLC (BBB-/Ba1)
1,240,000	6.500	(a)(b)	02/01/26	1,235,003
Transocean Poseidon Ltd. (B/B1)
2,095,875	6.875	(a)(b)	02/01/27	2,092,878

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Transocean Titan Financing Ltd. (B/B1)
	$415,000	8.375	%(a)(b)	02/01/28	$ 428,073
Transocean, Inc. (B/B1)
	4,049,100	8.750	(a)(b)	02/15/30	4,251,312
Transocean, Inc. (B-/Caa1)
	3,285,000	8.250	(a)(b)	05/15/29	3,291,471
	3,295,000	8.500	(a)(b)	05/15/31	3,291,738
USA Compression Partners LP/USA Compression Finance Corp. (B+/B2)
	1,550,000	7.125	(a)(b)	03/15/29	1,560,897
Viper Energy, Inc. (BBB-/Ba3)
	4,200,000	7.375	(a)(b)	11/01/31	4,351,704

					125,284,099

Packaging(a) – 2.5%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC (B/Ba3)
	2,990,000	6.000	(b)	06/15/27	2,930,260
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC (CCC+/Caa1)
EUR	3,315,000	3.000		09/01/29	2,866,787
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (C/Caa2)
	$5,387,000	5.250	(b)(c)	08/15/27	3,330,102
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (CCC-/B3)
	2,179,000	4.125	(b)(c)	08/15/26	1,891,546
Ball Corp. (BB+/Ba1)
	4,036,000	6.875		03/15/28	4,141,985
	3,620,000	6.000		06/15/29	3,639,403
	2,925,000	2.875		08/15/30	2,486,835
Berry Global, Inc. (BBB-/Ba1u)
	2,300,000	5.500		04/15/28	2,296,665
Crown Americas LLC (BB+/Ba2)
	1,625,000	5.250		04/01/30	1,571,343
Crown Americas LLC/Crown Americas Capital Corp. VI (BB+/Ba2)
	2,709,000	4.750		02/01/26	2,662,080
Kleopatra Finco SARL (B-/B3)
EUR	1,986,000	4.250		03/01/26	1,867,319
LABL, Inc. (CCC+/Caa3)
	$4,030,000	10.500	(b)	07/15/27	3,944,121
Mauser Packaging Solutions Holding Co. (B/B2)
	8,886,000	7.875	(b)	04/15/27	9,079,004
Sealed Air Corp. (BB+/Ba2)
	1,160,000	6.500	(b)	07/15/32	1,154,536
Sealed Air Corp./Sealed Air Corp. U.S. (BB+/Ba2)
	2,265,000	7.250	(b)	02/15/31	2,335,396
TriMas Corp. (BB-/Ba3)
	2,865,000	4.125	(b)	04/15/29	2,619,498

					48,816,880

Pharmaceuticals – 2.6%
AdaptHealth LLC (B/B1)
	3,109,000	6.125	(a)(b)	08/01/28	2,966,172

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pharmaceuticals – (continued)
Bausch Health Cos., Inc. (B-/Caa1)
$1,766,000	4.875	%(a)(b)(c)	06/01/28	$ 1,321,816
2,823,000	11.000	(b)	09/30/28	2,516,225
Bausch Health Cos., Inc. (CCC/Ca)
6,780,000	5.250	(a)(b)	01/30/30	3,168,836
Cheplapharm Arzneimittel GmbH (B+/B2)
4,494,000	5.500	(a)(b)	01/15/28	4,178,836
Grifols SA (CCC+/Caa2)
4,618,000	4.750	(a)(b)(c)	10/15/28	3,982,794
Jazz Securities DAC (BB-/Ba2)
5,605,000	4.375	(a)(b)	01/15/29	5,198,918
Organon & Co./Organon Foreign Debt Co.-Issuer BV (BB/Ba1)
7,500,000	4.125	(a)(b)	04/30/28	6,965,700
Organon & Co./Organon Foreign Debt Co.-Issuer BV (BB-/B1)
5,380,000	5.125	(a)(b)	04/30/31	4,830,487
Perrigo Finance Unlimited Co. (B+/Ba3)
1,363,000	3.900	(a)	12/15/24	1,342,950
4,768,000	4.375	(a)	03/15/26	4,619,572
6,986,000	5.150	(a)	06/15/30	6,420,483
Prestige Brands, Inc. (BB/B1)
2,014,000	3.750	(a)(b)	04/01/31	1,754,194

				49,266,983

Pipelines(a) – 5.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp. (BB+/Ba3)
1,800,000	5.750	(b)	03/01/27	1,786,572
3,939,000	6.625	(b)	02/01/32	3,973,742
Blue Racer Midstream LLC/Blue Racer Finance Corp. (B+/B2)
1,260,000	7.000	(b)	07/15/29	1,283,197
1,270,000	7.250	(b)	07/15/32	1,305,763
Buckeye Partners LP (BB-/B1)
199,000	4.350		10/15/24	197,728
3,545,000	3.950		12/01/26	3,372,607
1,535,000	6.875	(b)	07/01/29	1,540,373
Cheniere Energy Partners LP (BBB-/Baa2)
4,394,000	4.000		03/01/31	3,991,202
Cheniere Energy, Inc. (BBB-/Baa3)
2,464,000	4.625		10/15/28	2,392,618
CNX Midstream Partners LP (BB/B1)
3,461,000	4.750	(b)	04/15/30	3,117,011
DT Midstream, Inc. (BB+/Ba2)
3,150,000	4.375	(b)	06/15/31	2,875,036
EnLink Midstream LLC (BBB-/Ba1)
2,429,000	5.375		06/01/29	2,371,481
2,350,000	6.500	(b)	09/01/30	2,403,345
EQM Midstream Partners LP (BB-/Ba3)
3,400,000	7.500	(b)	06/01/27	3,474,868
Genesis Energy LP/Genesis Energy Finance Corp. (B/B3)
7,319,000	8.000		01/15/27	7,485,946
1,470,000	8.875		04/15/30	1,545,940
Global Partners LP/GLP Finance Corp. (B+/B2)
912,000	7.000		08/01/27	913,970
1,383,000	6.875		01/15/29	1,371,881
1,410,000	8.250	(b)	01/15/32	1,447,718

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines(a) – (continued)
Hess Midstream Operations LP (BB+/Ba2)
$1,125,000	6.500	%(b)	06/01/29	$ 1,140,075
807,000	5.500	(b)	10/15/30	779,384
Howard Midstream Energy Partners LLC (B+/B2)
1,875,000	8.875	(b)	07/15/28	1,984,256
2,990,000	7.375	(b)	07/15/32	3,035,269
Kinetik Holdings LP (BB+/Ba1)
3,525,000	6.625	(b)	12/15/28	3,580,871
4,315,000	5.875	(b)	06/15/30	4,253,468
NGL Energy Operating LLC/NGL Energy Finance Corp. (B+/B2)
4,696,000	8.125	(b)	02/15/29	4,788,840
Northriver Midstream Finance LP (BB/Ba3)
2,700,000	5.625	(b)	02/15/26	2,700,162
NuStar Logistics LP (BB+/Ba1)
3,321,000	5.750		10/01/25	3,301,838
1,000,000	6.000		06/01/26	998,130
4,206,000	5.625		04/28/27	4,172,478
Prairie Acquiror LP (B/B3)
860,000	9.000	(b)	08/01/29	886,918
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (BB-/B1)
2,915,000	7.375	(b)	02/15/29	2,929,371
3,675,000	6.000	(b)	09/01/31	3,440,278
Venture Global Calcasieu Pass LLC (BB+/Ba2)
2,815,000	4.125	(b)	08/15/31	2,526,885
Venture Global LNG, Inc. (BB/B1)
3,770,000	8.125	(b)	06/01/28	3,888,039
5,180,000	9.500	(b)	02/01/29	5,673,032
3,453,000	9.875	(b)	02/01/32	3,757,865
Western Midstream Operating LP (BBB-/Baa3)
4,746,000	4.050		02/01/30	4,415,726

				105,103,883

Real Estate – 0.6%
Cushman & Wakefield U.S. Borrower LLC (BB-/Ba3)
2,303,000	6.750	(a)(b)	05/15/28	2,285,589
1,120,000	8.875	(a)(b)	09/01/31	1,179,797
Kennedy-Wilson, Inc. (B+/B2)
2,735,000	4.750	(a)	03/01/29	2,340,941
3,501,000	4.750	(a)	02/01/30	2,905,830
1,514,000	5.000	(a)	03/01/31	1,239,209
Redfin Corp. (NR/NR)
2,115,000	0.500	(c)	04/01/27	1,155,681

				11,107,047

Real Estate Investment Trust(a) – 2.1%
HAT Holdings I LLC/HAT Holdings II LLC (BB+/Baa3)
2,100,000	6.000	(b)	04/15/25	2,100,000
3,285,000	8.000	(b)	06/15/27	3,414,922
Iron Mountain, Inc. (BB-/Ba3)
2,425,000	7.000	(b)	02/15/29	2,469,693
3,112,000	4.875	(b)	09/15/29	2,929,917
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. (BB/Ba1)
7,216,000	5.250	(b)	10/01/25	7,154,231

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Real Estate Investment Trust(a) – (continued)
MPT Operating Partnership LP/MPT Finance Corp. (B/B1)
GBP	2,225,000	3.692%		06/05/28	$ 2,051,104
	$2,044,000	4.625		08/01/29	1,501,870
	4,565,000	3.500		03/15/31	2,968,893
SBA Communications Corp. (BB/Ba3)
	5,127,000	3.125		02/01/29	4,575,079
Service Properties Trust (BB/B2)
	4,840,000	8.375		06/15/29	4,759,801
Starwood Property Trust, Inc. (BB-/Ba3)
	4,818,000	7.250	(b)	04/01/29	4,870,275
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC (B-/B2)
	2,190,000	10.500	(b)	02/15/28	2,153,142

					40,948,927

Retailing – 5.3%
1011778 BC ULC/New Red Finance, Inc. (B+/B2)
	2,755,000	4.375	(a)(b)	01/15/28	2,600,004
	4,166,000	4.000	(a)(b)	10/15/30	3,664,664
1011778 BC ULC/New Red Finance, Inc. (BB+/Ba2)
	2,540,000	6.125	(a)(b)	06/15/29	2,548,331
Arko Corp. (B-/B3)
	13,960,000	5.125	(a)(b)(c)	11/15/29	12,161,673
Asbury Automotive Group, Inc. (BB/B1)
	573,000	4.500	(a)	03/01/28	542,717
	8,931,000	4.625	(a)(b)	11/15/29	8,271,178
	185,000	4.750	(a)	03/01/30	171,658
	1,014,000	5.000	(a)(b)	02/15/32	918,268
Beacon Roofing Supply, Inc. (B/B1)
	3,600,000	4.125	(a)(b)	05/15/29	3,288,564
Carvana Co. (CCC+/Cau)
(PIK 12.000%, Cash 9.000%)
	303,743	12.000	(a)(b)(c)(d)	12/01/28	327,550
(PIK 13.000%, Cash 11.000%)
	457,583	13.000	(a)(b)(d)	06/01/30	501,021
(PIK 14.000%, Cash 9.000%)
	543,590	14.000	(a)(b)(d)	06/01/31	611,555
Cheesecake Factory, Inc. (NR/NR)
	1,728,000	0.375		06/15/26	1,559,118
Cougar JV Subsidiary LLC (B+/B2)
	3,773,000	8.000	(a)(b)	05/15/32	3,898,867
eG Global Finance PLC (B-/B3)
	3,970,000	12.000	(a)(b)	11/30/28	4,218,959
Foundation Building Materials, Inc. (CCC+/Caa1)
	3,269,000	6.000	(a)(b)	03/01/29	2,903,951
Group 1 Automotive, Inc. (BB+/Ba2)
	2,208,000	4.000	(a)(b)	08/15/28	2,038,072
GYP Holdings III Corp. (B/Ba2)
	3,038,000	4.625	(a)(b)	05/01/29	2,814,950
Ken Garff Automotive LLC (BB-/B1)
	6,491,000	4.875	(a)(b)	09/15/28	6,020,143
LCM Investments Holdings II LLC (BB-/B2)
	8,252,000	4.875	(a)(b)	05/01/29	7,709,678
Lithia Motors, Inc. (BB+/Ba2)
	1,258,000	3.875	(a)(b)	06/01/29	1,131,219

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Retailing – (continued)
Lithia Motors, Inc. (BB+/Ba2) – (continued)
	$853,000	4.375	%(a)(b)	01/15/31	$ 760,859
Macy’s Retail Holdings LLC (BB+/Ba2)
	1,715,000	5.875	(a)(b)	04/01/29	1,661,835
Maryland Bidco Ltd. (NR/NR) (PIK 10.000%, Cash 10.000%)
GBP	1,071,000	10.000	(a)(d)	01/26/28	1,108,154
Murphy Oil USA, Inc. (BB+/Ba2)
	$3,341,000	3.750	(a)(b)	02/15/31	2,943,855
Nordstrom, Inc. (BB+/Ba2)
	1,795,000	4.375	(a)	04/01/30	1,630,668
Penske Automotive Group, Inc. (BB-/Ba3)
	3,707,000	3.500	(a)	09/01/25	3,610,618
	3,469,000	3.750	(a)	06/15/29	3,131,189
Sonic Automotive, Inc. (BB-/B1)
	3,208,000	4.625	(a)(b)	11/15/29	2,897,818
Stonegate Pub Co. Financing 2019 PLC (NR/B3)
GBP	1,750,000	8.250	(a)(b)	07/31/25	2,180,695
Suburban Propane Partners LP/Suburban Energy Finance Corp. (BB-/B1)
	$2,121,000	5.875	(a)	03/01/27	2,096,036
	3,272,000	5.000	(a)(b)	06/01/31	2,943,164
Walgreens Boots Alliance, Inc. (BBB-/Ba2)
	2,900,000	3.450	(a)	06/01/26	2,725,449
White Cap Buyer LLC (CCC+/Caa1)
	3,044,000	6.875	(a)(b)	10/15/28	2,939,012
Yum! Brands, Inc. (BB/Ba3)
	4,248,000	3.625	(a)	03/15/31	3,750,474

					102,281,966

Semiconductors(a) – 0.6%
Amkor Technology, Inc. (BB/Ba3)
	4,563,000	6.625	(b)	09/15/27	4,574,453
Broadcom, Inc. (BBB/Baa3)
	3,590,000	3.137	(b)	11/15/35	2,874,226
Entegris, Inc. (BB/Baa3)
	3,240,000	4.750	(b)	04/15/29	3,095,399
Micron Technology, Inc. (BBB-/Baa3)
	1,940,000	2.703		04/15/32	1,605,893

					12,149,971

Software(a) – 2.5%
AthenaHealth Group, Inc. (CCC/Caa2)
	5,574,000	6.500	(b)	02/15/30	5,134,490
Camelot Finance SA (BB-/B1)
	650,000	4.500	(b)	11/01/26	628,349
Castle U.S. Holding Corp. (CCC-/Caa3)
	2,900,000	9.500	(b)	02/15/28	1,385,823
Cloud Software Group, Inc. (B/B2)
	5,041,000	6.500	(b)	03/31/29	4,842,637
	2,940,000	8.250	(b)	06/30/32	2,997,271
Cloud Software Group, Inc. (B-/Caa2)
	4,982,000	9.000	(b)	09/30/29	4,831,344
Concentrix Corp. (BBB/Baa3)
	2,660,000	6.650		08/02/26	2,687,983
Elastic NV (BB-/Ba3)
	3,315,000	4.125	(b)	07/15/29	3,032,429

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Software(a) – (continued)
MSCI, Inc. (BBB-/Baa3)
	$1,770,000	3.625	%(b)	09/01/30	$ 1,590,911
Open Text Corp. (BB/Ba3)
	5,890,000	3.875	(b)	02/15/28	5,451,254
	2,995,000	3.875	(b)	12/01/29	2,683,640
Open Text Corp. (BBB-/Ba1)
	2,350,000	6.900	(b)	12/01/27	2,425,106
ROBLOX Corp. (BB+/Ba2)
	1,769,000	3.875	(b)	05/01/30	1,572,659
TeamSystem SpA (B-/B2)
EUR	1,075,000	3.500	(b)	02/15/28	1,093,950
Twilio, Inc. (BB/Ba3)
	$6,714,000	3.875		03/15/31	5,907,111
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. (B+/B1)
	2,060,000	3.875	(b)	02/01/29	1,859,274

					48,124,231

Telecommunication Services – 3.0%
Altice France Holding SA (CCC-/Ca)
	11,716,000	10.500	(a)(b)	05/15/27	4,533,858
	2,775,000	6.000	(a)(b)	02/15/28	899,017
Altice France SA (CCC+/Caa1)
	2,023,000	8.125	(a)(b)	02/01/27	1,517,290
	3,580,000	5.500	(a)(b)(c)	01/15/28	2,449,830
	5,515,000	5.125	(a)(b)	07/15/29	3,628,815
AT&T, Inc. (BBB/Baa2)
	1,947,000	3.500	(a)	06/01/41	1,489,474
Frontier Communications Holdings LLC (B/B3)
	6,489,000	5.875	(a)(b)	10/15/27	6,331,382
Frontier Communications Holdings LLC (CCC+/Caa2)
	4,745,000	6.000	(a)(b)	01/15/30	4,133,939
Hughes Satellite Systems Corp. (CCC-/Caa3)
	2,895,000	6.625		08/01/26	1,306,079
Hughes Satellite Systems Corp. (CCC+/Caa1)
	2,547,000	5.250		08/01/26	1,970,996
Level 3 Financing, Inc. (B/B3)
	900,000	10.750	(a)(b)(c)	12/15/30	897,840
Level 3 Financing, Inc. (B-/Caa2)
	2,814,000	4.500	(a)(b)	04/01/30	1,537,626
	1,124,000	3.875	(a)(b)	10/15/30	592,944
Lorca Telecom Bondco SA (BB+/Ba3)
EUR	5,135,000	4.000	%(a)(b)	09/18/27	5,364,762
Nokia of America Corp. (NR/WR)
	$5,200,000	6.450		03/15/29	5,193,448
Sprint LLC (BBB-/Baa2)
	3,081,000	7.625	(a)	03/01/26	3,165,697
Telecom Italia Capital SA (B+/Ba3)
Telecom Italia Capital SA (B+/Ba3)
	2,040,000	6.000	(b)	09/30/34	1,932,685
Telecom Italia Capital SA (B+/Ba3)
	3,746,000	7.200	(b)	07/18/36	3,796,958
Vmed O2 U.K. Financing I PLC (B+/Ba3)
	2,654,000	4.250	(a)(b)	01/31/31	2,206,881

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – (continued)
Vodafone Group PLC (BB+/Ba1) (5 yr. USD Swap + 4.873%)
$4,717,000	7.000	%(a)(e)	04/04/79	$ 4,865,019

				57,814,540

Telecommunications(a)(b) – 0.0%
Level 3 Financing, Inc. (B/B3)
528,000	10.500		05/15/30	525,466

Transportation(a)(b) – 0.4%
Rand Parent LLC (BB-/Ba1)
5,312,000	8.500	(c)	02/15/30	5,372,876
XPO, Inc. (BB-/Ba3)
1,480,000	7.125		02/01/32	1,515,446

				6,888,322

Transportation Services(a)(b) – 0.1%
SMBC Aviation Capital Finance DAC (A-/NR)
2,385,000	5.450		05/03/28	2,385,716

Trucking & Leasing(a)(b) – 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. (BBB/Baa2)
2,300,000	5.550		05/01/28	2,315,364

Water(a)(b) – 0.4%
Solaris Midstream Holdings LLC (B+/B3)
7,280,000	7.625		04/01/26	7,314,726

TOTAL CORPORATE OBLIGATIONS (Cost $1,756,203,692)				$1,689,651,400

Bank Loans(g) – 8.9%
Aerospace & Defense(e) – 0.3%
Dynasty Acquisition Co., Inc. (NR/B3) (1 mo. USD Term SOFR + 3.500%)
$5,685,750	8.844%		08/24/28	$ 5,702,864

Automotive(e) – 0.2%
First Brands Group LLC (B+/B1)(3 mo. USD Term SOFR + 5.000%)
3,433,864	10.591		03/30/27	3,407,046

Automotive - Distributors(e) – 0.1%
SRAM LLC (BB-/B1)(1 mo. USD Term SOFR + 2.750%)
1,983,097	8.208		05/18/28	1,981,451

Automotive - Parts – 0.4%
Adient U.S. LLC (BBB-/Ba2)(1 mo. USD Term SOFR + 2.750%)
6,683,250	8.094		01/31/31	6,719,473

Banks(e) – 0.2%
Nouryon Finance BV (B+/B2)(3 mo. USD Term SOFR + 3.500%)
3,824,651	8.826		04/03/28	3,830,388

Building & Construction(e) – 0.6%
Brown Group Holding LLC (B+/B2)(1 mo. USD Term SOFR + 3.000%)
2,892,750	8.335–8.347		07/02/29	2,889,134

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(g) – (continued)
Building & Construction(e) – (continued)
Energize HoldCo LLC (B/B3)(1 mo. USD Term SOFR + 3.750%)
$2,885,242	9.208%		12/08/28	$ 2,888,127
KKR Apple Bidco LLC (B/B2)(1 mo. USD Term SOFR + 2.750%)
5,748,692	8.208		09/22/28	5,750,762

				11,528,023

Capital Goods - Others – 0.3%
RC Buyer, Inc. (B-/B2)(1 mo. USD Term SOFR + 3.500%)
2,474,175	8.958	(e)	07/28/28	2,474,942
Titan Acquisition Ltd. (B-/B3)(6 mo. USD Term SOFR + 3.000%)
2,950,000	3.267		03/28/25	2,954,926

				5,429,868

Chemicals(e) – 0.1%
Windsor Holdings III LLC (B+/B2)(1 mo. USD Term SOFR + 4.000%)
1,641,750	9.339		08/01/30	1,650,369

Commercial Services(e) – 0.6%
Groundworks LLC (B/B)(1 mo. USD Term SOFR + 3.500%)
116,891	8.830		03/14/31	119,799
Groundworks LLC (B/B3)(1 mo. USD Term SOFR + 3.500%)
3,969,430	8.830		03/14/31	3,965,699
Prime Security Services Borrower LLC (BB/Ba2)(3 mo. USD Term SOFR + 2.250%)
2,947,313	7.582		10/13/30	2,944,483
Wand NewCo 3, Inc. (B/B3)(1 mo. USD Term SOFR + 3.750%)
4,875,000	9.094		01/30/31	4,904,591

				11,934,572

Consumer Cyclical Services(e) – 0.3%
IRB Holding Corp. (B+/B2)(1 mo. USD Term SOFR + 2.750%)
2,892,750	8.194		12/15/27	2,889,626
Pre-Paid Legal Services, Inc. (B-/B3)(1 mo. USD Term SOFR + 3.750%)
2,662,986	9.208		12/15/28	2,658,406

				5,548,032

Diversified Financial Services(e) – 0.2%
NEXUS Buyer LLC (B-/B2)(1 mo. USD Term SOFR + 4.500%)
3,840,375	9.844		12/13/28	3,839,415

Diversified Manufacturing(e) – 0.1%
II-VI, Inc. (BB-/Ba1)(1 mo. USD Term SOFR + 2.500%)
2,808,042	7.844		07/02/29	2,805,936

Energy(e) – 0.1%
Delek U.S. Holdings, Inc. (BB+/B1)(1 mo. USD Term SOFR + 3.500%)
2,860,480	8.944		11/19/29	2,868,146

Entertainment – 0.6%
Alterra Mountain Co. (B+/B1)
555,000	0.000	(h)	05/31/30	557,431

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(g) – (continued)
Entertainment – (continued)
Arcis Golf LLC (B+/B2)(1 mo. USD Term SOFR + 3.750%)
$2,860,625	9.208	%(e)	11/24/28	$ 2,862,999
Cinemark USA, Inc. (BB+/Ba1)((1 mo. USD Term SOFR + 3.250%) – (3 mo. USD Term SOFR + 3.250%))
3,826,659	8.585–8.594	(e)	05/24/30	3,841,009
SeaWorld Parks & Entertainment, Inc. (BB+/Ba2)(1 mo. USD Term SOFR + 2.500%)
3,831,504	7.844	(e)	08/25/28	3,826,715

				11,088,154

Healthcare(e) – 0.2%
LifePoint Health, Inc. (B/B2)(3 mo. USD Term SOFR + 4.750%)
3,377,873	10.056		11/16/28	3,393,919

Household Products(e) – 0.1%
Knight Health Holdings LLC (B-/Caa2)(1 mo. USD Term SOFR + 5.250%)
3,119,968	10.708		12/23/28	1,447,665

Insurance(e) – 0.1%
Sedgwick Claims Management Services, Inc. (B+/B2)(1 mo. USD Term SOFR + 3.750%)
2,860,516	9.094		02/24/28	2,860,116

Lodging(e) – 0.5%
Caesars Entertainment, Inc. (BB-/Ba3)(3 mo. USD Term SOFR + 2.750%)
7,327,015	8.097		02/06/30	7,320,128
Playa Resorts Holding BV (B+/B1)(1 mo. USD Term SOFR + 3.250%)
2,860,480	8.094		01/05/29	2,860,851

				10,180,979

Machinery(e) – 0.7%
Chart Industries, Inc. (BB-/Ba3)(3 mo. USD Term SOFR + 3.250%)
7,650,000	7.825		03/15/30	7,669,125
Project Castle, Inc. (B-/Caa1)(3 mo. USD Term SOFR + 5.500%)
1,788,014	10.832		06/01/29	1,591,333
TK Elevator U.S. Newco, Inc. (B/B2)(3 mo. USD Term SOFR + 3.500%)
4,051,167	8.791		04/30/30	4,069,316

			13,329,774

Media(e) – 0.2%
CSC Holdings LLC (CCC+/Caa1)(1 mo. USD Term SOFR + 4.500%)
4,515,703	9.829		01/18/28	4,331,869

Media - Cable(e) – 0.1%
DirecTV Financing LLC (BB/Ba3)(1 mo. USD Term SOFR + 5.000%)
2,530,311	10.458		08/02/27	2,532,841

Media - Non Cable(e) – 0.3%
Diamond Sports Group LLC (NR/NR)(Fixed + 5.000%)
481,885	5.000		12/02/24	668,215

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(g) – (continued)
Media - Non Cable(e) – (continued)
Fleet Midco I Ltd. (B+/B2)(1 mo. USD Term SOFR + 3.250%)
$2,875,000	8.594%		02/21/31	$ 2,885,782
iHeartCommunications, Inc. (B-/Caa1)(1 mo. USD Term SOFR + 3.000%)
4,100,000	8.458		05/01/26	3,164,257

				6,718,254

Midstream(e) – 0.2%
AL NGPL Holdings LLC (B+/Ba3)(3 mo. USD Term SOFR + 3.250%)
2,860,060	8.556		04/13/28	2,868,096
Prairie ECI Acquiror LP (B/B3)(1 mo. USD Term SOFR + 4.750%)
1,072,312	10.094		08/01/29	1,071,648

				3,939,744

Packaging(e) – 0.3%
LABL, Inc. (B-/B3)(1 mo. USD Term SOFR + 5.000%)
4,962,276	10.444		10/29/28	4,893,003

Pharmaceuticals(e) – 0.3%
Gainwell Acquisition Corp. (B/B2)(3 mo. USD Term SOFR + 4.000%)
2,133,669	9.435		10/01/27	2,063,428
Jazz Financing Lux SARL (BB-/Ba2)(1 mo. USD Term SOFR + 3.000%)
3,770,156	8.458		05/05/28	3,770,156

				5,833,584

Pipelines(e) – 0.4%
Epic Y-Grade Services LP (B-/B3)(3 mo. USD Term SOFR + 5.750%)
4,700,000	11.082		06/29/29	4,690,459
Oryx Midstream Services Permian Basin LLC (BB-/Ba3)(1 mo. USD Term SOFR + 3.000%)
2,860,625	8.441		10/05/28	2,859,080

				7,549,539

Restaurants – 0.3%
1011778 BC Unlimited Liability Co. (NR/Ba2)
2,400,000	0.000	(h)	09/20/30	2,391,384
(1 mo. USD Term SOFR + 2.250%)
2,743,125	7.594	(e)	09/20/30	2,733,277

				5,124,661

Retailers(e) – 0.0%
Restoration Hardware, Inc. (B+/B1)(1 mo. USD Term SOFR + 2.500%)
2,614	7.958		10/20/28	2,509

Technology(e) – 0.2%
Uber Technologies, Inc. (BBB-/Baa3)(3 mo. USD Term SOFR + 2.750%)
3,064,917	8.089		03/03/30	3,077,115

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(g) – (continued)
Technology - Software(e) – 0.6%
AppLovin Corp. (BB+/Ba3)(1 mo. USD Term SOFR + 2.500%)
$2,867,813	7.844%		08/16/30	$ 2,868,845
Camelot U.S. Acquisition LLC (BB-/B1)(1 mo. USD Term SOFR + 2.750%)
2,089,792	8.094		01/31/31	2,092,405
Drake Software LLC (B-/B3)(3 mo. USD Term SOFR + 4.250%)
4,900,000	9.595		06/17/31	4,851,000
Loyalty Ventures, Inc. (NR/WR)
1,766,359	0.000	(f)	11/03/27	13,248
Physician Partners LLC (B-/Caa2)(3 mo. USD Term SOFR + 4.000%)
2,297,125	9.564		12/26/28	1,643,087

				11,468,585

Telecommunications(e) – 0.1%
CCI Buyer, Inc. (B-/B1)(3 mo. USD Term SOFR + 4.000%)
2,039,460	9.335		12/17/27	2,040,092

Transportation Services(e) – 0.2%
MH Sub I LLC (B/B1)(1 mo. USD Term SOFR + 4.250%)
2,935,176	9.594		05/03/28	2,930,274

TOTAL BANK LOANS (Cost $174,236,445)				$ 169,988,260

Shares	Description			Value

Common Stocks – 0.8%
Automobile Components – 0.0%
1,229	Lear Corp.			$ 140,364

Chemicals – 0.0%
411	LyondellBasell Industries NV Class A			39,316

Commerical Services & Supplies(f)(i) – 0.0%
7,179,000	Reorganized ISA SA			—

Communications Equipment(f) – 0.4%
229,679	Intelsat SA			8,440,703

Diversified Telecommunication Services(f) – 0.0%
4,500	Holdco			31,998

Energy Equipment & Services – 0.1%
33,272	Noble Corp. PLC			1,485,595

Oil, Gas & Consumable Fuels(f) – 0.3%
127,001	Summit Midstream Partners LP			4,516,156
18,791	Valaris Ltd.			1,399,929

				5,916,085

TOTAL COMMON STOCKS (Cost $22,735,076)				$ 16,054,061

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Units	Expiration Date	Value

Warrants(f) – 0.0%
Intelsat SA (NR/NR)
6,089	02/17/27	$ 10,400
Noble Corp. PLC (NR/NR)
4,596	02/04/28	106,351
(Cost $11,490)

TOTAL WARRANTS (Cost $3,316,784)		$ 116,751

Shares	Description	Value

Exchange Traded Funds – 0.7%
356,595	iShares Broad USD High Yield Corporate Bond ETF (NR/NR)	$ 12,937,267
(Cost $12,690,454)

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(j) – 2.2%
Goldman Sachs Financial Square Government Fund — Institutional Shares
42,499,005	5.213%	$ 42,499,005
(Cost $42,499,005)

TOTAL INVESTMENTS – 100.5% (Cost $2,011,681,456)		$1,931,246,744

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.5)%		$ (9,557,734)

NET ASSETS – 100.0%		$1,921,689,010

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	All or a portion of security is on loan.

(d)	Pay-in-kind securities.

(e)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2024.

(f)	Security is currently in default and/or non-income producing.

(g)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on June 30, 2024. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(h)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(i)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(j)	Represents an affiliated issuer.

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED LOAN COMMITMENTS — At June 30, 2024, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)

Groundworks LLC (B/B), due 03/14/31	$613,679	$610,084	$(574)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2024, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

UBS AG (London)	USD	43,144,930	EUR	39,892,926	07/30/24	$359,229

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Deutsche Bank AG (London)	GBP	2,237,096	USD	2,836,394	07/02/24	$(8,448)
HSBC Bank PLC	EUR	1,310,905	USD	1,412,491	07/30/24	(6,528)
MS & Co. Int. PLC	USD	28,270,576	GBP	22,378,231	07/02/24	(18,072)
Royal Bank of Canada (UK)	USD	30,775,809	GBP	24,357,566	09/27/24	(34,667)
UBS AG (London)	USD	5,178,720	GBP	4,132,466	07/02/24	(45,191)

TOTAL						$(112,906)

FUTURES CONTRACTS — At June 30, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	181	09/19/24	$19,907,172	$10,969
2 Year U.S. Treasury Notes	259	09/30/24	52,892,656	136,171
20 Year U.S. Treasury Bonds	38	09/19/24	4,495,875	(73,700)
5 Year U.S. Treasury Notes	127	09/30/24	13,535,422	97,694
Ultra 10-Year U.S. Treasury Note	278	09/19/24	31,561,687	352,541
Ultra Long U.S. Treasury Bonds	38	09/19/24	4,763,063	(92,140)

Total				$431,535

Short position contracts:
Euro-Bobl	(99)	09/06/24	(12,345,446)	(113,598)

TOTAL FUTURES CONTRACTS				$317,937

SWAP CONTRACTS — At June 30, 2024, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2024(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.HY Index 34	5.000%	1.301%	06/20/25	$45,880	$1,686,034	$583,490	$1,102,544
CDX.NA.HY Index 39	5.000	2.955	12/20/27	54,700	3,466,701	3,275,320	191,381
CDX.NA.HY Index 42	5.000	3.441	06/20/29	22,825	1,466,533	1,468,605	(2,072)

TOTAL					$6,619,268	$5,327,415	$1,291,853

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
EUR	— Euro
GBP	— British Pound
USD	— U.S. Dollar

Investment Abbreviations:
CMT	— Constant Maturity Treasury Indexes
ETF	— Exchange Traded Fund
ICE	— Inter-Continental Exchange
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PIK	— Payment in kind
PLC	— Public Limited Company
SOFR	— Secured Overnight Financing Rate
USD	— US.Dollar

Abbreviations:
CDX.NA.HY Index 34	— CDX North America High Yield Index 34
CDX.NA.HY Ind 39	— CDX North America High Yield Index 39
CDX.NA.HY Ind 42	— CDX North America High Yield Index 42
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments

June 30, 2024 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(a) – 84.2%
Aerospace & Defense – 3.3%
ADS Tactical, Inc. (B+/B3) ((1 mo. USD LIBOR + 5.750%) – (1 mo. USD Term SOFR + 5.750%))
	$10,415,314	11.180–11.183	%(b)	03/19/26	$ 10,428,333
Bleriot U.S. Bidco, Inc. (B/B2)
	2,089,887	0.000	(c)	10/31/30	2,098,246
Brown Group Holding LLC (B+/B2) (1 mo. USD Term SOFR + 2.750%)
	10,928,820	8.194	(b)	06/07/28	10,913,848
Castlelake Aviation Ltd. (BB/Ba3) (3 mo. USD Term SOFR + 2.500%)
	6,907,320	7.839	(b)	10/22/26	6,913,398
Dynasty Acquisition Co., Inc. (NR/B3) (1 mo. USD Term SOFR + 3.500%)
	5,949,765	8.844	(b)	08/24/28	5,967,674
Kaman Corp. (B/B2) (3 mo. USD Term SOFR + 3.500%)
	7,125,000	8.835	(b)	04/21/31	7,160,625
Propulsion (BC) Finco SARL (B/B2) (3 mo. USD Term SOFR + 3.750%)
	8,996,775	9.085	(b)	09/14/29	9,017,378
Spirit Aerosystems, Inc. (BB-/Ba2) (3 mo. USD Term SOFR + 4.250%)
	4,948,256	9.580	(b)	01/15/27	4,974,234
TransDigm, Inc. (BB-/Ba3)
	9,792,974	0.000	(c)	08/24/28	9,807,272

					67,281,008

Airlines – 1.4%
Air Canada (BBB-/Ba1) (3 mo. USD Term SOFR + 2.500%)
	5,062,313	7.847	(b)	03/21/31	5,063,882
American Airlines, Inc. (BB/WR)
	4,000,000	0.000	(c)	06/04/29	3,990,000
American Airlines, Inc. (BB-/Ba2) (3 mo. USD Term SOFR + 1.750%)
	5,694,244	7.074	(b)	01/29/27	5,669,360
American Airlines, Inc. (NR/Ba1) (3 mo. USD Term SOFR + 4.750%)
	4,180,000	10.336	(b)	04/20/28	4,312,799
United Airlines, Inc. (BB+/Ba1) (1 mo. USD Term SOFR + 2.750%)
	10,174,500	8.094	(b)	02/22/31	10,183,555

					29,219,596

Automotive(b) – 1.8%
Autokiniton U.S. Holdings, Inc. (B/B2) (1 mo. USD Term SOFR + 4.000%)
	5,463,851	9.458		04/06/28	5,489,203
Belron Finance U.S. LLC (BBB-/Ba1) (3 mo. USD Term SOFR + 2.000%)
	6,162,432	7.514		04/13/28	6,162,432
Belron Luxembourg SARL (BBB-/Ba1) (3 mo. EUR EURIBOR + 2.425%)
EUR	1,595,000	6.252		04/13/28	1,705,792
First Brands Group LLC (B-/Caa1) (3 mo. USD Term SOFR + 8.500%)
	$3,850,000	14.141		03/30/28	3,705,625

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(a) – (continued)
Automotive(b) – (continued)
First Brands Group LLC (B+/B1) (3 mo. USD Term SOFR + 5.000%)
	$8,163,692	10.591%		03/30/27	$ 8,099,934
Holley Purchaser, Inc. (B/B3) (1 mo. USD Term SOFR + 3.750%)
	5,848,446	9.208		11/17/28	5,815,168
Wheel Pros LLC (B/B2) (3 mo. USD Term SOFR + 8.875%)
	1,673,744	14.461		02/10/28	1,793,417
Wheel Pros LLC (NR/NR) (3 mo. USD Term SOFR + 4.500%)
	5,350,803	10.086		05/11/28	3,128,293

					35,899,864

Automotive - Distributors(b) – 1.3%
American Axle & Manufacturing, Inc. (BB+/Ba1) (1 mo. USD Term SOFR + 3.500%)
	8,762,917	8.328		12/13/29	8,787,541
DexKo Global, Inc. (B-/B2) (3 mo. USD Term SOFR + 3.750%)
	4,102,291	9.346		10/04/28	4,076,242
RealTruck Group, Inc. (B-/B2) (1 mo. USD Term SOFR + 3.500%)
	4,884,692	8.958		01/31/28	4,861,294
SRAM LLC (BB-/B1) (1 mo. USD Term SOFR + 0.000%)
	9,424,930	8.208		05/18/28	9,417,107

					27,142,184

Automotive - Parts – 0.9%
Adient U.S. LLC (BBB-/Ba2) (1 mo. USD Term SOFR + 2.750%)
	7,964,741	8.094		01/31/31	8,007,910
Clarios Global LP (BB-/Ba3) (1 mo. EUR EURIBOR + 3.250%)
EUR	4,125,000	6.896	(b)	04/30/26	4,409,012
(1 mo. USD Term SOFR + 3.000%)
	$5,336,625	8.344	(b)	05/06/30	5,343,296

					17,760,218

Banks(b) – 0.4%
Nouryon Finance BV (B+/B2) (3 mo. USD Term SOFR + 3.500%)
	7,404,163	8.826		04/03/28	7,415,269

Building & Construction(b) – 1.4%
DG Investment Intermediate Holdings 2, Inc. (B-/B2) (1 mo. USD Term SOFR + 3.750%)
	4,629,341	9.208		03/31/28	4,611,981
DG Investment Intermediate Holdings 2, Inc. (CCC/Caa2) (1 mo. USD Term SOFR + 0.000%)
	600,000	12.208		03/30/29	585,000
Energize HoldCo LLC (B/B3) (1 mo. USD Term SOFR + 3.750%)
	10,449,394	9.208		12/08/28	10,459,843
KKR Apple Bidco LLC (B/B2) (1 mo. USD Term SOFR + 2.750%)
	10,699,261	8.208		09/22/28	10,703,113
Rockwood Service Corp. (B/B2) (1 mo. USD Term SOFR + 4.000%)
	1,984,110	9.458		01/23/27	1,993,415

					28,353,352

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Building Materials(b) – 3.1%
Associated Materials, Inc. (B/B3) (1 mo. USD Term SOFR + 6.000%)
	$7,215,643	11.344%	03/08/29	$ 6,887,332
Chamberlain Group, Inc. (B/B3) (1 mo. USD Term SOFR + 3.250%)
	9,302,101	8.694	11/03/28	9,290,474
Cornerstone Building Brands, Inc. (B/B2) (1 mo. USD Term SOFR + 3.250%)
	4,990,409	8.679	04/12/28	4,860,957
CP Atlas Buyer, Inc. (B-/B2) (1 mo. USD Term SOFR + 3.750%)
	4,115,119	9.194	11/23/27	4,008,496
Icebox Holdco III, Inc. (B-/B2) (3 mo. USD Term SOFR + 3.750%)
	7,388,499	9.346	12/22/28	7,400,838
Icebox Holdco III, Inc. (CCC/Caa2) (3 mo. USD Term SOFR + 6.750%)
	1,525,000	12.346	12/21/29	1,540,250
LBM Acquisition LLC (B-/B3)
	1,200,000	0.000	05/30/31	1,178,664
(1 mo. USD Term SOFR + 3.750%)
	3,893,386	9.194	12/17/27	3,884,743
MI Windows and Doors LLC (BB-/B1) (1 mo. USD Term SOFR + 3.500%)
	6,100,000	8.844	03/28/31	6,131,781
Oscar AcquisitionCo LLC (B/B1) (3 mo. USD Term SOFR + 4.250%)
	3,956,444	9.585	04/29/29	3,951,498
Quikrete Holdings, Inc. (BB/Ba2) (1 mo. USD Term SOFR + 2.500%)
	1,969,086	7.844	04/14/31	1,972,158
Solis IV BV (B/B1) (3 mo. USD Term SOFR + 3.500%)
	6,527,456	8.836	02/26/29	6,464,531
Vector WP Holdco, Inc. (B/B2) (1 mo. USD Term SOFR + 5.000%)
	6,703,125	10.458	10/12/28	6,677,988

				64,249,710

Capital Goods - Others – 1.6%
AI Aqua Merger Sub, Inc. (B/B3) ((1 mo. USD Term SOFR + 4.000%) – (3 mo. USD Term SOFR + 4.000%))
	4,442,530	8.147–9.329(b)	07/31/28	4,447,816
Engineered Machinery Holdings, Inc. (B-/B1)
(3 mo. EUR EURIBOR + 3.750%)
EUR	3,324,995	7.472(b)	05/21/28	3,557,201
(3 mo. USD Term SOFR + 3.750%)
	$4,020,590	9.346(b)	05/19/28	4,033,174
Engineered Machinery Holdings, Inc. (CCC+/Caa1)
(3 mo. USD Term SOFR + 6.000%)
	500,000	11.596(b)	05/21/29	495,940
(3 mo. USD Term SOFR + 6.500%)
	2,000,000	12.096(b)	05/21/29	1,987,500
RC Buyer, Inc. (B-/B2) (1 mo. USD Term SOFR + 3.500%)
	4,116,168	8.958(b)	07/28/28	4,117,444

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(a) – (continued)
Capital Goods - Others – (continued)
Team Health Holdings, Inc. (CCC/Caa3) (3 mo. USD Term SOFR + 5.250%)
$2,703,323	10.580	%(b)	03/02/27	$ 2,510,036
Tempo Acquisition LLC (BB-/NR) (1 mo. USD Term SOFR + 2.250%)
1,962,371	7.594	(b)	08/31/28	1,965,884
Titan Acquisition Ltd. (B-/B3) (6 mo. USD Term SOFR + 5.000%)
10,253,263	10.326		03/28/25	10,270,387

				33,385,382

Chemicals(b) – 5.3%
Albaugh LLC (BB/Ba2) (3 mo. USD Term SOFR + 3.750%)
3,826,608	9.080		04/06/29	3,733,813
Arthur U.S. Finco, Inc. (B/B2) (3 mo. USD Term SOFR + 5.250%)
2,269,312	10.585		12/14/29	2,182,330
Ascend Performance Materials Operations LLC (B/B1) (3 mo. USD Term SOFR + 4.750%)
5,945,931	10.074		08/27/26	5,933,861
Berlin Packaging LLC (B-/B2) (3 mo. USD Term SOFR + 3.750%)
8,776,228	9.093		06/09/31	8,793,166
Chemours Co. (BB+/Ba1) (1 mo. USD Term SOFR + 3.500%)
6,992,662	8.844		08/18/28	6,957,699
Consolidated Energy Finance SA (BB-/Ba3) (1 mo. USD Term SOFR + 4.500%)
5,087,250	9.844		11/15/30	4,942,263
ECO Services Operations Corp. (BB/B1) (3 mo. USD Term SOFR + 2.250%)
5,090,061	7.597		06/12/31	5,083,698
Illuminate Buyer LLC (B+/B1) (1 mo. USD Term SOFR + 3.500%)
11,106,903	8.958		12/31/29	11,142,556
INEOS Enterprises Holdings U.S. Finco LLC (BB/Ba3) (2 mo. USD Term SOFR + 3.750%)
10,424,891	9.917		07/08/30	10,429,269
INEOS Styrolution U.S. Holding LLC (BB/Ba3) (1 mo. USD Term SOFR + 2.750%)
2,603,554	8.208		01/29/26	2,599,493
LSF11 A5 Holdco LLC (B/B1) (3 mo. USD Term SOFR + 3.500%)
11,081,608	8.941		10/15/28	11,067,756
Momentive Performance Materials, Inc. (B/Ba3) (1 mo. USD Term SOFR + 4.500%)
4,991,273	9.844		03/29/28	4,978,795
Polar U.S. Borrower LLC (CCC/Caa1) (3 mo. USD Term SOFR + 4.750%)
2,607,598	10.178		10/15/25	2,056,743
Trident TPI Holdings, Inc. (B-/B2)
(3 mo. USD Term SOFR + 4.000%)
7,599,172	9.341		09/15/28	7,607,674
(3 mo. USD Term SOFR + 5.250%)
1,854,361	10.582		09/15/28	1,857,673

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(a) – (continued)
Chemicals(b) – (continued)
Trinseo Materials Operating SCA (B-/B2) ((1 mo. USD Term SOFR + 2.500%) – (3 mo. USD Term SOFR + 2.500%))
	$4,922,440	7.944–8.109%		05/03/28	$ 3,904,135
Windsor Holdings III LLC (B+/B2) (1 mo. USD Term SOFR + 4.000%)
	6,378,634	9.339		08/01/30	6,412,122
WR Grace & Co.-Conn. (B-/B1) (3 mo. USD Term SOFR + 3.250%)
	8,718,015	8.594		09/22/28	8,744,518

					108,427,564

Coal(b) – 0.3%
Oxbow Carbon LLC (BB-/B1) (1 mo. USD Term SOFR + 4.000%)
	5,172,750	8.844		05/10/30	5,179,216

Commercial Services – 7.2%
Albion Financing 3 SARL (BB-/B1) (3 mo. USD Term SOFR + 5.250%)
	8,043,750	10.836	(b)	08/17/26	8,053,805
Allied Universal Holdco LLC (B/B3)
(1 mo. EUR EURIBOR + 3.750%)
EUR	656,437	7.396	(b)	05/12/28	695,982
(1 mo. USD Term SOFR + 3.750%)
	$10,856,637	9.194	(b)	05/12/28	10,810,171
Amentum Government Services Holdings LLC (B/B2)
(1 mo. USD Term SOFR + 4.000%)
	2,401,494	9.458	(b)	01/29/27	2,404,496
	9,757,477	9.344	(b)	02/15/29	9,789,969
Ankura Consulting Group LLC (NR/B3) (6 mo. USD Term SOFR + 4.250%)
	8,868,639	9.564		03/17/28	8,879,725
Anticimex International AB (B/B2) (3 mo. USD Term SOFR + 3.150%)
	6,386,250	8.460	(b)	11/16/28	6,378,267
APi Group DE, Inc. (BB/Ba1) (1 mo. USD Term SOFR + 2.000%)
	11,705,999	7.344	(b)	01/03/29	11,692,420
Biogroup-LCD (B-/B3) (3 mo. EUR EURIBOR + 3.500%)
EUR	3,875,000	7.314	(b)	02/09/28	3,994,891
Conservice Midco LLC (NR/B3) (1 mo. USD Term SOFR + 4.000%)
	$6,239,213	9.344	(b)	05/13/27	6,239,213
Da Vinci Purchaser Corp. (B-/B2) (3 mo. USD Term SOFR + 3.500%)
	9,275,952	8.844	(b)	01/08/27	9,273,632
Element Materials Technology Group U.S. Holdings, Inc. (B/B3)
(3 mo. USD Term SOFR + 4.250%)
	5,579,198	9.685	(b)	07/06/29	5,595,490
First Advantage Holdings LLC (BB-/B1)
	5,000,000	0.000	(c)	01/31/27	4,991,650
Garda World Security Corp. (B/B2) (3 mo. USD Term SOFR + 4.250%)
	12,157,814	9.594	(b)	02/01/29	12,218,603
Groundworks LLC (B/B) (1 mo. USD Term SOFR + 3.500%)
	164,767	8.830	(b)	03/14/31	168,865

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(a) – (continued)
Commercial Services – (continued)
Groundworks LLC (B/B3) (1 mo. USD Term SOFR + 3.500%)
	$5,595,207	8.830	%(b)	03/14/31	$ 5,589,948
Holding Socotec (B/B2)
(3 mo. EUR EURIBOR + 3.500%)
EUR	1,025,000	7.222	(b)	06/02/28	1,095,891
(3 mo. USD Term SOFR + 4.250%)
	$8,207,364	9.822	(b)	06/30/28	8,190,293
Mavis Tire Express Services Corp. (B-/B2) (1 mo. USD Term SOFR + 3.750%)
	9,886,061	9.094	(b)	05/04/28	9,898,419
Thevelia (U.S.) LLC (B+/B1) (3 mo. USD Term SOFR + 0.000%)
	7,437,580	9.485	(b)	06/18/29	7,481,759
Vaco Holdings LLC (B-/B3) (3 mo. USD Term SOFR + 5.000%)
	7,428,274	10.485	(b)	01/21/29	7,360,157
Wand NewCo 3, Inc. (B/B3) (1 mo. USD Term SOFR + 3.750%)
	7,100,000	9.094	(b)	01/30/31	7,143,097

					147,946,743

Consumer Cyclical Services – 3.5%
APX Group, Inc. (BB/Ba2) ((3 mo. U.S. (Fed) Prime Rate + 1.750%) – (3 mo. USD Term SOFR + 3.250%))
	12,493,470	8.074–10.250	(b)	07/10/28	12,506,838
Asurion LLC (B/B3) (1 mo. USD Term SOFR + 0.000%)
	2,250,000	10.708	(b)	01/20/29	2,069,302
Asurion LLC (B+/Ba3) (1 mo. USD Term SOFR + 3.250%)
	3,377,731	8.708	(b)	12/23/26	3,346,757
BCPE Empire Holdings, Inc. (B-/B3) (1 mo. USD Term SOFR + 4.000%)
	6,110,921	9.344	(b)	12/11/28	6,107,866
Core & Main LP (BB-/Ba3) (3 mo. USD Term SOFR + 2.000%)
	5,842,931	7.339	(b)	07/27/28	5,846,612
Genuine Financial Holdings LLC (B/B3)
	5,112,123	0.000	(c)	09/27/30	5,089,119
Hertz Corp. (BB-/Ba3) (3 mo. USD Term SOFR + 3.250%)
	2,188,423	8.859	(b)	06/30/28	1,974,811
IRB Holding Corp. (B+/B2) (1 mo. USD Term SOFR + 2.750%)
	15,206,624	8.194	(b)	12/15/27	15,190,201
Pre-Paid Legal Services, Inc. (B-/B3) (1 mo. USD Term SOFR + 3.750%)
	4,114,164	9.208	(b)	12/15/28	4,107,087
Stats Intermediate Holdings LLC (B-/B2) (3 mo. USD Term SOFR + 5.250%)
	2,918,807	10.837	(b)	07/10/26	2,845,837
Verisure Holding AB (B+/B1) (3 mo. EUR EURIBOR + 3.000%)
EUR	12,040,000	6.722	(b)	03/27/28	12,818,039

					71,902,469

Consumer Products(b) – 0.8%
Kronos Acquisition Holdings, Inc. (B-/B2) (3 mo. USD Term SOFR + 3.750%)
	$10,827,139	9.356		12/22/26	10,808,191

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Consumer Products(b) – (continued)
MajorDrive Holdings IV LLC (B/B2) (3 mo. USD Term SOFR + 4.000%)
	$4,923,134	9.596%	06/01/28	$ 4,928,254

				15,736,445

Diversified Financial Services(b) – 3.1%
Advisor Group, Inc. (B/B1) (1 mo. USD Term SOFR + 4.000%)
	5,050,000	9.344	08/17/28	5,063,282
AllSpring Buyer LLC (BB-/Ba2) (3 mo. USD Term SOFR + 4.000%)
	4,013,612	9.375	11/01/28	4,008,595
DRW Holdings LLC (BB-/NR) (1 mo. USD Term SOFR + 3.750%)
	10,097,993	9.192	03/01/28	10,082,240
Edelman Financial Center LLC (B/B2) (1 mo. USD Term SOFR + 3.250%)
	10,255,753	8.594	04/07/28	10,265,394
Eisner Advisory Group LLC (B-/B2) (1 mo. USD Term SOFR + 4.000%)
	4,925,250	9.344	02/28/31	4,964,258
Focus Financial Partners LLC (B+/B1) (1 mo. USD Term SOFR + 2.750%)
	6,750,685	8.094	06/30/28	6,739,681
Franklin Square Holdings LP (BB/Ba1) (1 mo. USD Term SOFR + 2.250%)
	4,175,000	7.594	04/25/31	4,169,781
GTCR W Merger Sub LLC (BB/Ba3) (3 mo. USD Term SOFR + 3.000%)
	5,000,000	8.335	01/31/31	4,999,300
HUB International Ltd. (B/B2) (3 mo. USD Term SOFR + 3.250%)
	4,937,625	8.575	06/20/30	4,946,266
NEXUS Buyer LLC (B-/B2) (1 mo. USD Term SOFR + 4.500%)
	4,364,062	9.844	12/13/28	4,362,971
Syncapay, Inc. (B/B2) (1 mo. USD Term SOFR + 6.500%)
	4,212,549	11.958	12/10/27	4,217,814

				63,819,582

Diversified Manufacturing(b) – 2.9%
Anvil International LLC (B-/B3) (3 mo. USD Term SOFR + 5.000%)
	3,937,971	10.430	05/28/26	3,933,049
AZZ, Inc. (BB-/Ba3) (1 mo. USD Term SOFR + 3.250%)
	3,521,770	8.594	05/13/29	3,540,471
CeramTec AcquiCo GmbH (B/B2) (3 mo. EUR EURIBOR + 3.500%)
EUR	7,950,000	7.294	03/16/29	8,438,707
Dynacast International LLC (NR/NR) (3 mo. USD Term SOFR + 4.500%)
	$4,117,381	10.197	07/22/25	3,932,099
Fluid-Flow Products, Inc. (B-/B3) (3 mo. USD Term SOFR + 3.750%)
	9,499,436	9.346	03/31/28	9,492,311
II-VI, Inc. (BB-/Ba1) (1 mo. USD Term SOFR + 2.500%)
	11,296,188	7.844	07/02/29	11,287,716

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(a) – (continued)
Diversified Manufacturing(b) – (continued)
MKS Instruments, Inc. (BB/Ba1)
(1 mo. EUR EURIBOR + 3.000%)
EUR	1,756,063	6.646%		08/17/29	$ 1,878,983
(1 mo. USD Term SOFR + 2.500%)
	$3,816,092	7.828		08/17/29	3,815,290
Pelican Products, Inc. (B-/B2) (3 mo. USD Term SOFR + 4.250%)
	7,166,250	9.846		12/29/28	6,587,862
Touchdown Acquirer, Inc. (B/B2)
(3 mo. EUR EURIBOR + 4.000%)
EUR	607,600	7.794		02/21/31	651,360
(3 mo. USD Term SOFR + 4.000%)
	$430,689	9.326		02/21/31	432,037
Victory Buyer LLC (CCC+/B3) (3 mo. USD Term SOFR + 3.750%)
	6,222,277	9.342		11/19/28	5,964,301

					59,954,186

Electrical(b) – 0.8%
NRG Energy, Inc. (BBB-/Baa3) (1 mo. USD Term SOFR + 2.000%)
	5,685,750	7.344		04/16/31	5,682,907
Pike Corp. (BB-/Ba3) (1 mo. USD Term SOFR + 3.000%)
	6,105,822	8.458		01/21/28	6,114,309
Trulite Holding Corp. (BB/B2) (1 mo. USD Term SOFR + 6.000%)
	4,153,875	11.344		03/01/30	4,008,490

					15,805,706

Energy(b) – 1.0%
Delek U.S. Holdings, Inc. (BB+/B1) (1 mo. USD Term SOFR + 3.500%)
	12,850,658	8.944		11/19/29	12,885,098
Vistra Zero Operating Co. LLC (BBB-/Ba2) (1 mo. USD Term SOFR + 2.750%)
	1,995,000	8.094		04/30/31	2,002,980
WhiteWater DBR HoldCo LLC (BB/Ba1) (3 mo. USD Term SOFR + 2.750%)
	4,950,000	8.085		03/03/31	4,953,118

					19,841,196

Energy - Exploration & Production(b) – 0.6%
Kohler Energy Co. LLC (B/B1) (3 mo. USD Term SOFR + 4.750%)
	4,975,000	10.085		05/01/31	4,992,114
Parkway Generation LLC (B+/B1) (3 mo. USD Term SOFR + 4.750%)
	6,708,527	10.341		02/18/29	6,695,110

					11,687,224

Entertainment – 3.0%
Alterra Mountain Co. (B+/B1) (1 mo. USD Term SOFR + 3.250%)
	12,713,808	8.594	(b)	08/17/28	12,735,040
Arcis Golf LLC (B+/B2) (1 mo. USD Term SOFR + 3.750%)
	4,941,495	9.208	(b)	11/24/28	4,945,597

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(a) – (continued)
Entertainment – (continued)
Cinemark USA, Inc. (BB+/Ba1) ((1 mo. USD Term SOFR + 3.250%) – (3 mo. USD Term SOFR + 3.250%))
	$6,887,987	8.585–8.594	%(b)	05/24/30	$ 6,913,817
Fender Musical Instruments Corp. (B/B3) (1 mo. USD Term SOFR + 4.000%)
	7,967,613	9.444	(b)	12/01/28	7,831,526
GVC Holdings (Gibraltar) Ltd. (BB-/Ba1) (6 mo. USD Term SOFR + 0.000%)
	2,000,708	7.864	(b)	03/29/27	2,001,789
Motion Finco SARL (B+/B2) (3 mo. USD Term SOFR + 3.500%)
	9,835,076	8.835	(b)	11/12/29	9,832,617
PCI Gaming Authority (BB+/Ba3)
	4,025,000	0.000	(c)	05/29/26	4,014,937
Playtika Holding Corp. (BB+/Ba2) (1 mo. USD Term SOFR + 2.750%)
	8,438,533	8.208	(b)	03/13/28	8,433,301
SeaWorld Parks & Entertainment, Inc. (BB+/Ba2) (1 mo. USD Term SOFR + 2.500%)
	4,888,953	7.844	(b)	08/25/28	4,882,842

					61,591,466

Environmental(b) – 0.8%
Covanta Holding Corp. (BB/Ba2) (1 mo. USD Term SOFR + 2.750%)
	5,075,000	8.081		11/30/28	5,072,869
EnergySolutions LLC (B/B2) (1 mo. USD Term SOFR + 3.750%)
	2,271,263	9.094		09/20/30	2,284,755
Luna III SARL (BB-/B1) ((1 mo. EUR EURIBOR + 4.175%) – (3 mo. EUR EURIBOR + 4.175%))
EUR	7,625,000	7.783		10/23/28	8,170,570

					15,528,194

Food & Beverages(b) – 1.1%
Chef’s Warehouse Leasing Co. LLC (BB-/B1) (1 mo. USD Term SOFR + 4.000%)
	$3,805,005	9.344		08/23/29	3,807,402
Chobani LLC (B/B1) (1 mo. USD Term SOFR + 3.250%)
	3,905,094	8.708		10/25/27	3,914,036
Froneri International Ltd. (BB-/Ba3) (1 mo. USD Term SOFR + 2.250%)
	5,305,912	7.694		01/29/27	5,300,341
Pegasus Bidco BV (B+/B1) (3 mo. USD Term SOFR + 3.750%)
	10,180,790	9.072		07/12/29	10,227,418

					23,249,197

Food & Drug Retailing(c) – 0.2%
United Natural Foods, Inc. (B+/B3)
	4,075,000	0.000		05/01/31	4,075,000

Gaming(b) – 0.3%
GVC Holdings (Gibraltar) Ltd. (BB-/Ba1) (1 mo. USD Term SOFR + 2.750%)
	5,966,143	8.070		10/31/29	5,971,452

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Health Care Products(b) – 0.6%
Iris BidCo GmbH (B-/B3) (3 mo. EUR EURIBOR + 5.000%)
EUR	8,525,000	8.865%	06/29/28	$ 8,652,453
Medline Borrower LP (B+/Ba3) (1 mo. USD Term SOFR + 2.750%)
	$4,583,788	8.094	10/23/28	4,589,930

				13,242,383

Health Care Services(b) – 2.6%
Accelerated Health Systems LLC (CCC+/Caa2) (3 mo. USD Term SOFR + 4.250%)
	3,689,981	9.595	02/15/29	3,051,909
CAB (B-/B2) (3 mo. EUR EURIBOR + 3.750%)
EUR	1,350,000	7.564	02/09/28	1,395,904
Electron BidCo, Inc. (B/B1) (1 mo. USD Term SOFR + 0.000%)
	$4,850,191	8.458	11/01/28	4,845,971
Global Medical Response, Inc. (B-/B3) (1 mo. USD Term SOFR + 5.500%)
	—	10.831	10/31/28	—
Help At Home, Inc. (B-/B1) (1 mo. USD Term SOFR + 5.000%)
	$12,099,054	10.450	10/29/27	12,114,177
Lonza Group AG (B-/B2) (3 mo. USD Term SOFR + 3.925%)
	5,978,237	9.270	07/03/28	5,786,635
NAPA Management Services Corp. (B-/B3) (1 mo. USD Term SOFR + 0.000%)
	4,310,700	10.694	02/23/29	4,100,554
Phoenix Guarantor, Inc. (B+/B1) (1 mo. USD Term SOFR + 3.250%)
	4,962,563	8.594	02/21/31	4,947,079
Summit Behavioral Healthcare LLC (B-/B3) (3 mo. USD Term SOFR + 4.250%)
	9,819,155	9.597	11/24/28	9,851,853
U.S. Radiology Specialists, Inc. (B-/B3) (3 mo. USD Term SOFR + 5.250%)
	7,881,764	10.735	12/15/27	7,903,439

				53,997,521

Healthcare(b) – 1.0%
Catalent Pharma Solutions, Inc. (BB-/Ba2) (1 mo. USD Term SOFR + 3.000%)
	2,992,493	8.344	02/22/28	2,992,493
LifePoint Health, Inc. (B/B2) (3 mo. USD Term SOFR + 4.750%)
	10,452,587	10.056	11/16/28	10,502,236
Onex TSG Intermediate Corp. (B/B2) (3 mo. USD Term SOFR + 4.750%)
	5,092,046	10.346	02/28/28	5,070,812
R1 RCM, Inc. (B+/Ba3) (1 mo. USD Term SOFR + 3.000%)
	1,868,351	8.343	06/21/29	1,871,864

				20,437,405

Household Products(b) – 0.1%
Knight Health Holdings LLC (B-/Caa2) (1 mo. USD Term SOFR + 5.250%)
	4,996,823	10.708	12/23/28	2,318,526

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(a) – (continued)
Insurance – 2.6%
Acrisure LLC (B/B2) (1 mo. USD LIBOR + 3.500%)
$8,083,421	8.958	%(b)	02/15/27	$ 8,071,458
Alliant Holdings Intermediate LLC (B/B2) (1 mo. USD Term SOFR + 3.500%)
4,852,070	8.830	(b)	11/06/30	4,862,454
AssuredPartners, Inc. (B/B2)
2,992,500	0.000	(c)	02/14/31	2,998,515
Broadstreet Partners, Inc. (B/B2)
5,125,000	0.000	(b)	06/14/31	5,108,344
Howden Group Holdings Ltd. (B/B2)
(1 mo. USD Term SOFR + 3.500%)
7,630,875	8.844	(b)	02/15/31	7,641,177
(1 mo. USD Term SOFR + 4.000%)
1,240,578	9.344	(b)	04/18/30	1,241,359
OneDigital Borrower LLC (B/B3) (1 mo. USD Term SOFR + 4.250%)
3,918,349	9.679	(b)	11/16/27	3,903,655
Sedgwick Claims Management Services, Inc. (B+/B2) (1 mo. USD Term SOFR + 3.750%)
11,119,551	9.094	(b)	02/24/28	11,117,994
Truist Insurance Holdings LLC (B/B2) (3 mo. USD Term SOFR + 3.250%)
1,648,387	8.585	(b)	05/06/31	1,649,854
USI, Inc. (B/B1) (3 mo. USD Term SOFR + 3.000%)
7,181,943	8.335	(b)	11/22/29	7,177,490

				53,772,300

Lodging – 1.3%
Caesars Entertainment, Inc. (BB-/Ba3) (3 mo. USD Term SOFR + 2.750%)
5,069,125	8.097	(b)	02/06/30	5,064,360
Hilton Grand Vacations Borrower LLC (BB+/Ba2) (1 mo. USD Term SOFR + 3.000%)
11,581,986	7.844	(b)	08/02/28	11,571,678
Playa Resorts Holding BV (B+/B1) (1 mo. USD Term SOFR + 3.250%)
7,338,250	8.094	(b)	01/05/29	7,339,204
Travel & Leisure Co. (BB-/Ba3) (1 mo. USD Term SOFR + 0.000%)
2,119,687	8.692		12/14/29	2,124,986

				26,100,228

Machinery(b) – 2.5%
Apex Tool Group LLC (CCC-/Caa2) (1 mo. USD Term SOFR + 7.944%)
6,546,836	12.832		02/08/30	6,284,963
Apex Tool Group LLC (CCC+/B3) (1 mo. USD Term SOFR + 3.250%)
2,807,812	5.344		02/08/29	2,746,967
CD&R Hydra Buyer, Inc. (B/B3) (3 mo. USD Term SOFR + 4.000%)
4,039,875	9.444		03/25/31	4,046,177
Chart Industries, Inc. (BB-/Ba3) (3 mo. USD Term SOFR + 3.250%)
7,915,186	7.825		03/15/30	7,934,973

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Machinery(b) – (continued)
Project Castle, Inc. (B-/Caa1) (3 mo. USD Term SOFR + 5.500%)
	$7,138,453	10.832%	06/01/29	$ 6,353,224
SPX Flow, Inc. (B/B2) (1 mo. USD Term SOFR + 3.500%)
	7,538,113	8.844	04/05/29	7,578,291
TK Elevator Topco GmbH (B/B2) (6 mo. EUR EURIBOR + 3.625%)
EUR	1,605,000	7.491	07/30/27	1,713,805
TK Elevator U.S. Newco, Inc. (B/B2) (3 mo. USD Term SOFR + 3.500%)
	$13,684,257	8.791	04/30/30	13,745,562

				50,403,962

Machinery - Construction & Mining(b) – 0.2%
Chromalloy Corp. (B/B2) (3 mo. USD Term SOFR + 3.750%)
	5,075,000	9.082	03/27/31	5,081,344

Media(b) – 0.6%
Cogeco Communications Finance (USA) LP (BB/B1) (1 mo. USD Term SOFR + 3.250%)
	4,364,062	8.594	09/18/30	4,138,571
Zacapa SARL (B/B2) (3 mo. USD Term SOFR + 4.000%)
	7,128,466	9.330	03/22/29	7,116,205

				11,254,776

Media - Cable(b) – 1.2%
Altice Financing SA (B-/Caa1) (3 mo. USD Term SOFR + 5.000%)
	4,930,783	10.329	10/31/27	4,232,239
Altice France SA (CCC+/Caa1) (3 mo. USD Term SOFR + 5.500%)
	8,311,867	10.829	08/15/28	6,081,544
DirecTV Financing LLC (BB/Ba3) (1 mo. USD Term SOFR + 5.000%)
	1,372,933	10.458	08/02/27	1,374,306
Gray Television, Inc. (BB-/Ba3) (1 mo. USD Term SOFR + 3.000%)
	1,944,991	8.458	12/01/28	1,748,664
Virgin Media Bristol LLC (B+/Ba3) (1 mo. USD Term SOFR + 2.500%)
	10,583,080	7.943	01/31/28	10,104,407

				23,541,160

Media - Non Cable(b) – 1.4%
Audacy Capital Corp. (NR/WR) (1 mo. USD Term SOFR + 6.000%)
	323,629	11.458	08/19/24	322,415
CMG Media Corp. (B-/B3) (3 mo. USD Term SOFR + 3.500%)
	951,217	8.935	12/17/26	752,117
Diamond Sports Group LLC (NR/NR) (FIXED + 5.000%)
	461,419	5.000	12/02/24	639,836
Diamond Sports Group LLC (NR/WR)
	2,687,115	0.000	08/24/26	53,742
Entercom Media Corp. (NR/WR)
	8,622,098	0.000	11/18/24	4,052,386
Fleet Midco I Ltd. (B+/B2) (1 mo. USD Term SOFR + 3.250%)
	4,950,000	8.594	02/21/31	4,968,563

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(a) – (continued)
Media-Non Cable(b) – (continued)
Getty Images, Inc. (BB-/Ba3) (3 mo. USD Term SOFR + 4.500%)
$7,546,027	9.935%		02/19/26	$ 7,532,067
iHeartCommunications, Inc. (B-/Caa1) (1 mo. USD Term SOFR + 3.000%)
1,258,982	8.458		05/01/26	971,645
(1 mo. USD Term SOFR + 3.250%)
3,802,591	8.708		05/01/26	2,916,587
NEP/NCP Holdco, Inc. (CCC/Caa3) (1 mo. USD Term SOFR + 7.000%)
3,200,000	12.458		10/19/26	2,564,800
Taboola.com Ltd. (BB+/Ba3) (1 mo. USD Term SOFR + 4.000%)
4,142,739	9.458		09/01/28	4,142,739

				28,916,897

Metals & Mining(b) – 0.5%
Arsenal AIC Parent LLC (B+/Ba3) (1 mo. USD Term SOFR + 3.750%)
2,555,720	9.094		08/18/30	2,567,859
Crosby U.S. Acquisition Corp. (B/B2) (1 mo. USD Term SOFR + 4.000%)
2,636,750	9.344		08/16/29	2,649,380
PMHC II, Inc. (B-/B3) (3 mo. USD Term SOFR + 4.250%)
5,907,183	9.706		04/23/29	5,759,504

				10,976,743

Midstream – 1.6%
AL GCX Holdings LLC (B+/Ba3) (1 mo. USD Term SOFR + 3.250%)
4,627,758	8.578		05/17/29	4,616,189
AL NGPL Holdings LLC (B+/Ba3) (3 mo. USD Term SOFR + 3.250%)
7,267,321	8.556	(b)	04/13/28	7,287,742
Buckeye Partners LP (BB+/Ba1) (1 mo. USD Term SOFR + 2.000%)
2,041,494	7.344	(b)	11/22/30	2,040,432
CQP Holdco LP (BB/Ba2) (3 mo. USD Term SOFR + 2.250%)
12,870,061	7.593		12/31/30	12,865,428
Prairie ECI Acquiror LP (B/B3) (1 mo. USD Term SOFR + 4.750%)
5,087,250	10.094	(b)	08/01/29	5,084,096

				31,893,887

Oil Field Services(b) – 0.4%
BANGL LLC (BB-/B2) (3 mo. USD Term SOFR + 0.000%)
5,513,821	9.839		02/01/29	5,548,282
ChampionX Corp. (BBB/Ba1) (1 mo. USD Term SOFR + 2.750%)
1,961,738	8.194		06/07/29	1,967,251

				7,515,533

Packaging – 3.7%
Charter NEX U.S., Inc. (B/B3) (1 mo. USD Term SOFR + 3.500%)
10,875,659	8.844	(b)	12/01/27	10,887,404

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(a) – (continued)
Packaging – (continued)
Clydesdale Acquisition Holdings, Inc. (B/B2) (1 mo. USD Term SOFR + 3.675%)
$10,186,223	9.119	%(b)	04/13/29	$ 10,202,113
Kloeckner-Pentaplast of America, Inc. (B-/B3) (6 mo. USD Term SOFR + 4.725%)
2,582,004	10.268	(b)	02/12/26	2,407,719
LABL, Inc. (B-/B3) (1 mo. USD Term SOFR + 5.000%)
6,223,673	10.444	(b)	10/29/28	6,136,791
LC Ahab U.S. Bidco LLC (B/B2) (1 mo. USD Term SOFR + 3.500%)
5,075,000	8.845	(b)	05/01/31	5,078,198
Pretium Packaging LLC (B/B2) (3 mo. USD Term SOFR + 5.000%)
700,752	10.327	(b)	10/02/28	718,621
Pretium Packaging LLC (CCC+/Caa2) (3 mo. USD Term SOFR + 4.600%)
2,600,581	9.927	(b)	10/02/28	2,249,502
Proampac PG Borrower LLC (B-/B3) (3 mo. USD Term SOFR + 4.000%)
11,264,218	9.322–9.329	(b)	09/15/28	11,281,114
Reynolds Group Holdings, Inc. (B+/B1)
5,856,480	0.000	(c)	09/24/28	5,858,940
Tosca Services LLC (CCC+/Caa1) (3 mo. USD Term SOFR + 3.500%)
8,361,618	9.091	(b)	08/18/27	6,974,509
TricorBraun Holdings, Inc. (B-/B2) (1 mo. USD Term SOFR + 3.250%)
8,944,019	8.708	(b)	03/03/28	8,920,765
ZoomInfo LLC (NR/Ba1) (1 mo. USD Term SOFR + 1.750%)
4,645,823	7.076	(b)	02/28/30	4,637,136

				75,352,812

Paper(b) – 0.4%
Pregis TopCo Corp. (B-/B2) (1 mo. USD Term SOFR + 4.000%)
8,592,150	9.344		07/31/26	8,588,112

Pharmaceuticals(b) – 1.4%
Amneal Pharmaceuticals LLC (B/B2) (1 mo. USD Term SOFR + 5.500%)
4,048,750	10.844		05/04/28	4,067,293
Covetrus, Inc. (B-/B1) (3 mo. USD Term SOFR + 5.000%)
12,738,750	10.335		10/13/29	12,290,601
Gainwell Acquisition Corp. (B/B2) (3 mo. USD Term SOFR + 4.000%)
6,497,324	9.435		10/01/27	6,283,432
Jazz Financing Lux SARL (BB-/Ba2) (1 mo. USD Term SOFR + 3.000%)
6,113,069	8.458		05/05/28	6,113,070

				28,754,396

Pipelines(b) – 1.4%
Brazos Delaware II LLC (B+/B1) (1 mo. USD Term SOFR + 3.500%)
947,625	8.844		02/11/30	950,705

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Pipelines(b) – (continued)
Epic Y-Grade Services LP (B-/B3) (3 mo. USD Term SOFR + 5.750%)
	$6,675,000	11.082%	06/29/29	$ 6,661,450
Medallion Midland Acquisition LLC (NR/B1) (3 mo. USD Term SOFR + 3.500%)
	6,390,662	8.844	10/18/28	6,414,627
Oryx Midstream Services Permian Basin LLC (BB-/Ba3) (1 mo. USD Term SOFR + 3.000%)
	11,142,617	8.441	10/05/28	11,136,599
Traverse Midstream Partners LLC (B+/B2) (3 mo. USD Term SOFR + 0.000%)
	4,100,000	8.830	02/16/28	4,107,708

				29,271,089

Real Estate(b) – 0.2%
Forest City Enterprises LP (CCC+/Caa1) (1 mo. USD Term SOFR + 3.500%)
	4,348,084	8.958	12/08/25	4,028,108

Restaurants(b) – 0.5%
1011778 BC Unlimited Liability Co. (NR/Ba2) (1 mo. USD Term SOFR + 2.250%)
	9,950,063	7.594	09/20/30	9,914,342

Retailers(b) – 2.0%
CNT Holdings I Corp. (B/B2) (3 mo. USD Term SOFR + 3.500%)
	6,977,469	8.830	11/08/27	6,989,121
Constellation Automotive Ltd. (NR/B2) (6 mo. EUR EURIBOR + 4.000%)
EUR	2,053,879	7.768	07/28/28	2,076,623
Constellation Automotive Ltd. (NR/Caa2) (Sterling Overnight Index Average + 7.500%)
GBP	700,000	12.689	07/27/29	627,709
Dealer Tire Financial LLC (B-/B1) (1 mo. USD Term SOFR + 3.750%)
	$9,380,133	9.096	12/14/27	9,352,743
Harbor Freight Tools USA, Inc. (BB-/B2) (1 mo. USD Term SOFR + 2.500%)
	5,925,000	7.844	06/05/31	5,904,144
Mister Car Wash Holdings, Inc. (B/B2) (1 mo. USD Term SOFR + 3.000%)
	4,075,000	8.344	03/27/31	4,085,188
Restoration Hardware, Inc. (B+/B1) (1 mo. USD Term SOFR + 2.500%)
	3,103,610	7.958	10/20/28	2,978,907
Shutterfly, Inc. (B/B2) (3 mo. USD Term SOFR + 6.000%)
	913,641	11.347	10/01/27	920,493
Shutterfly, Inc. (CCC+/Caa2) (3 mo. USD Term SOFR + 1.000%)
	4,707,341	6.335	10/01/27	4,046,336
TruGreen LP (B-/B3) (1 mo. USD Term SOFR + 4.000%)
	2,510,604	9.444	11/02/27	2,415,201
TruGreen LP (CCC/Caa3) (3 mo. USD Term SOFR + 8.500%)
	2,200,000	14.091	11/02/28	1,683,000

				41,079,465

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(a) – (continued)
Technology(b) – 1.3%
Ingram Micro, Inc. (BB-/B1) (3 mo. USD Term SOFR + 3.000%)
$5,751,742	8.596%		06/30/28	$ 5,773,310
Light & Wonder International, Inc. (BB/Ba1) (1 mo. USD Term SOFR + 2.750%)
4,949,811	8.070		04/14/29	4,946,297
Uber Technologies, Inc. (BBB-/Baa3) (3 mo. USD Term SOFR + 2.750%)
9,968,289	8.089		03/03/30	10,007,963
Ultra Clean Holdings, Inc (B+/B1) (1 mo. USD Term SOFR + 3.500%)
5,977,673	8.844		02/28/28	5,992,618

				26,720,188

Technology - Hardware(b) – 0.3%
Altar Bidco, Inc. (B/B1) (1 yr. USD Term SOFR + 3.100%)
1,989,848	7.947		02/01/29	1,985,370
CommScope, Inc. (CCC+/B3) (1 mo. USD Term SOFR + 3.250%)
3,190,867	8.708		04/06/26	2,862,655
Entegris, Inc. (BB/Baa3) ((1 mo. USD Term SOFR + 1.750%) – (3 mo. USD Term SOFR + 1.750%))
1,702,170	7.085–8.055		07/06/29	1,701,745

				6,549,770

Technology - Software – 7.5%
Ahead DB Holdings LLC (B/B1) (3 mo. USD Term SOFR + 3.750%)
9,782,855	9.085	(b)	02/01/31	9,801,247
AppLovin Corp. (BB+/Ba3) (1 mo. USD Term SOFR + 2.500%)
2,705,496	7.844	(b)	10/25/28	2,709,554
12,803,008	7.844	(b)	08/16/30	12,807,617
Athenahealth Group, Inc. (B-/B2) (1 mo. USD Term SOFR + 3.250%)
3,740,458	5.653	(b)	02/15/29	3,724,112
Atlas Purchaser, Inc. (NR/WR) (3 mo. USD Term SOFR + 9.000%)
1,225,000	14.340	(b)	05/07/29	122,500
BEP Intermediate Holdco LLC (B/B1) (1 mo. USD Term SOFR + 3.750%)
3,388,412	9.094	(b)	04/25/31	3,396,883
Camelot U.S. Acquisition LLC (BB-/B1) (1 mo. USD Term SOFR + 2.750%)
10,224,375	8.094	(b)	01/31/31	10,237,156
Castle U.S. Holding Corp. (CCC+/Caa1) (3 mo. USD Term SOFR + 3.750%)
7,127,956	9.359	(b)	01/29/27	4,393,743
ConnectWise LLC (NR/B2)
11,475,639	0.000	(c)	09/29/28	11,375,228
Cotiviti Corp. (B/B2) (1 mo. USD Term SOFR + 3.250%)
4,912,688	8.593	(b)	05/01/31	4,881,983
DCert Buyer, Inc. (B-/B2) (1 mo. USD Term SOFR + 4.000%)
5,143	9.344	(b)	10/16/26	5,043
DCert Buyer, Inc. (CCC/Caa2) (1 mo. USD Term SOFR + 7.000%)
1,700,000	12.344	(b)	02/19/29	1,507,050

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(a) – (continued)
Technology - Software – (continued)
Drake Software LLC (B-/B3) (3 mo. USD Term SOFR + 4.250%)
$7,100,000	9.595	%(b)	06/17/31	$ 7,029,000
ECI Macola Max Holding LLC (B-/B2)
3,990,000	0.000	(c)	05/31/30	4,011,626
Epicor Software Corp. (B-/B2)
458,683	0.000	(c)	05/23/31	460,339
53,817	0.000	(c)	05/30/31	54,011
iSolved, Inc. (B/B2) (1 mo. USD Term SOFR + 3.500%)
4,262,405	8.844	(b)	10/15/30	4,266,412
Loyalty Ventures, Inc. (NR/WR)
11,629,469	0.000	(b)	11/03/27	87,221
Magenta Buyer LLC (CCC-/Ca) (3 mo. USD Term SOFR + 8.250%)
1,300,000	13.841	(b)	07/27/29	380,978
Magenta Buyer LLC (CCC+/Caa1) (3 mo. USD Term SOFR + 5.000%)
4,176,893	10.591	(b)	07/27/28	2,304,266
McAfee LLC (B-/B1)
(1 mo. USD Term SOFR + 3.250%)
225,000	8.593	(b)	03/01/29	224,473
(1 mo. USD Term SOFR + 3.750%)
11,975,653	8.593	(b)	03/01/29	11,947,857
Peraton Corp. (B/B1) (1 mo. USD Term SOFR + 3.750%)
8,738,901	9.194	(b)	02/01/28	8,735,230
Peraton Corp. (NR/NR) (3 mo. USD Term SOFR + 7.750%)
5,411,236	13.177	(b)	02/01/29	5,424,764
Physician Partners LLC (B-/Caa2) (3 mo. USD Term SOFR + 4.000%)
7,269,196	9.564	(b)	12/26/28	5,199,510
Project Boost Purchaser LLC (B-/B2)
(1 mo. USD Term SOFR + 0.000%)
1,989,744	8.958	(b)	05/30/26	1,989,744
3,042,016	8.958	(b)	06/01/26	3,042,442
Quartz Acquireco LLC (NR/B1) (3 mo. USD Term SOFR + 2.750%)
3,451,425	8.085	(b)	06/28/30	3,451,425
Severin Acquisition LLC (B/B2) (3 mo. USD Term SOFR + 3.000%)
8,103,652	8.330	(b)	08/01/27	8,123,912
UKG, Inc. (B-/B2) (1 mo. USD Term SOFR + 3.250%)
5,075,000	8.576	(b)	02/10/31	5,091,494
Virtusa Corp. (B/B1) (3 mo. USD Term SOFR + 3.750%)
9,488,221	9.079	(b)	02/11/28	9,497,140
World Wide Technology Holding Co. LLC (BB/Ba3) (1 mo. USD Term SOFR + 0.000%)
7,099,047	8.179	(b)	03/01/30	7,116,794

				153,400,754

Telecommunications – 1.6%
Buzz Finco LLC (B/B1)
(1 mo. USD Term SOFR + 2.750%)
3,746,246	8.194	(b)	01/29/27	3,744,673
(1 mo. USD Term SOFR + 3.250%)
267,727	8.679	(b)	01/29/27	267,896

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(a) – (continued)
Telecommunications – (continued)
Carnival Corp. (BBB-/Ba2)
	$10,000,000	0.000	%(c)	10/18/28	$ 10,012,500
CCI Buyer, Inc. (B-/B1) (3 mo. USD Term SOFR + 4.000%)
	2,760,733	9.335	(b)	12/17/27	2,761,588
Connect Finco SARL (B+/B1)
	5,211,937	0.000	(c)	09/27/29	4,904,121
Endure Digital, Inc. (B/B2) (1 mo. USD Term SOFR + 3.500%)
	3,062,527	8.949	(b)	02/10/28	2,832,072
Lorca Holdco Ltd. (BB+/Ba3) (6 mo. EUR EURIBOR + 3.500%)
EUR	4,118,680	7.195	(b)	09/17/27	4,400,095
MLN U.S. HoldCo LLC (NR/NR) (3 mo. USD Term SOFR + 9.250%)
	$1,471,099	14.697	(b)	10/18/27	110,332
Voyage Digital (NZ) Limited (NR/NR) (3 mo. USD Term SOFR + 3.250%)
	4,536,541	8.576	(b)	05/11/29	4,536,541

					33,569,818

Textiles(b) – 0.4%
Fanatics Commerce Intermediate Holdco LLC (BB-/B1) (1 mo.
USD Term SOFR + 3.250%)
	4,963,000	8.708		11/24/28	4,939,723
New Trojan Parent, Inc. (NR/C)
	1,100,000	0.000		01/05/29	4,125
New Trojan Parent, Inc. (NR/WR)
	6,466,706	0.000		01/06/28	1,261,008
(1 mo. USD Term SOFR + 6.000%)
	1,030,818	11.329		10/24/24	1,020,510

					7,225,366

Transportation Services(b) – 0.8%
Kenan Advantage Group, Inc. (B/B2) (1 mo. USD Term SOFR + 3.750%)
	5,885,244	9.094		01/25/29	5,907,313
LaserShip, Inc. (CCC+/B3) (3 mo. USD Term SOFR + 4.500%)
	2,481,681	10.096		05/07/28	2,101,165
MH Sub I LLC (B/B1) (1 mo. USD Term SOFR + 4.250%)
	6,114,922	9.594		05/03/28	6,104,710
MH Sub I LLC (CCC+/Caa1) (1 mo. USD Term SOFR + 6.250%)
	2,400,000	9.594		02/23/29	2,383,872

					16,497,060

TOTAL BANK LOANS (Cost $1,772,473,578)					$1,721,826,168

Corporate Obligations(d) – 5.7%
Automotive – 0.7%
Dornoch Debt Merger Sub, Inc. (CCC/Caa2)
	$5,970,000	6.625	%(e)(f)	10/15/29	$ 5,075,993
Ford Motor Credit Co. LLC (BBB-/Ba1)
	650,000	4.687		06/09/25	642,590
	4,677,000	4.950		05/28/27	4,568,119

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations(d) – (continued)
Automotive – (continued)
	$3,600,000	7.350%		11/04/27	$ 3,753,252

					14,039,954

Building Materials(e) – 0.0%
Masterbrand, Inc. (BB/Ba3)
	800,000	7.000		07/15/32	808,944

Chemicals(e) – 0.3%
Axalta Coating Systems Dutch Holding B BV (BB/Ba3)
	1,525,000	7.250		02/15/31	1,586,915
Olympus Water U.S. Holding Corp. (B-/B3)
	4,160,000	9.750		11/15/28	4,406,854

					5,993,769

Commercial Services(e) – 0.3%
APX Group, Inc. (B/Ba3)
	1,928,000	5.750		07/15/29	1,849,665
Paysafe Finance PLC/Paysafe Holdings U.S. Corp. (B/B2)
	3,450,000	4.000	(f)	06/15/29	3,172,792
Verisure Midholding AB (B-/B3)
EUR	1,075,000	5.250		02/15/29	1,123,469

					6,145,926

Diversified Financial Services(e) – 0.7%
LPL Holdings, Inc. (BBB-/Baa3)
	$2,489,000	4.000		03/15/29	2,324,676
United Wholesale Mortgage LLC (NR/Ba3)
	3,330,000	5.500		04/15/29	3,162,501
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (B-/B3)
	6,805,000	7.875	(f)	05/01/27	6,012,014
	2,965,000	6.375	(f)	02/01/30	2,315,635

					13,814,826

Engineering & Construction(e) – 0.2%
Global Infrastructure Solutions, Inc. (BB-/B1)
	4,470,000	5.625		06/01/29	4,207,745

Healthcare Providers & Services(e) – 0.5%
CHS/Community Health Systems, Inc. (CCC-/Caa3)
	1,125,000	6.125		04/01/30	784,755
Medline Borrower LP (B+/Ba3)
	10,100,000	3.875		04/01/29	9,299,878

					10,084,633

Insurance(e) – 0.1%
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC (B/B2)
	1,620,000	7.250		02/15/31	1,608,952

Internet(e) – 0.3%
ANGI Group LLC (B/B2)
	4,485,000	3.875		08/15/28	3,851,897
Go Daddy Operating Co. LLC/GD Finance Co., Inc. (BB-/Ba3)
	1,942,000	3.500		03/01/29	1,753,801

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations(d) – (continued)
Internet(e) – (continued)
Match Group Holdings II LLC (BB/Ba3)
$665,000	3.625%		10/01/31	$ 563,348

				6,169,046

Leisure Time(e) – 0.3%
Carnival Corp. (BB/B3)
960,000	5.750		03/01/27	949,142
Carnival Corp. (BBB-/Ba2)
1,290,000	7.000		08/15/29	1,337,253
MajorDrive Holdings IV LLC (CCC+/Caa2)
2,543,000	6.375		06/01/29	2,393,141
Royal Caribbean Cruises Ltd. (BB+/Ba2)
1,860,000	5.500		04/01/28	1,836,657

				6,516,193

Lodging(e) – 0.2%
Travel & Leisure Co. (BB-/Ba3)
4,332,000	4.500		12/01/29	3,984,400

Machinery - Construction & Mining(e) – 0.4%
Vertiv Group Corp. (BB/Ba3)
8,450,000	4.125		11/15/28	7,889,512

Media – 0.2%
Cumulus Media New Holdings, Inc. (B-/Caa1)
3,854,000	8.000	(e)	07/01/29	1,648,240
Diamond Sports Group LLC/Diamond Sports Finance Co. (NR/WR)
2,350,000	5.375	(e)(g)	08/15/26	51,066
3,225,000	6.625	(e)(g)	08/15/27	64,500
iHeartCommunications, Inc. (B-/Caa1)
3,100,000	6.375	(f)	05/01/26	2,411,862
iHeartCommunications, Inc. (CCC-/Caa3)
1	8.375		05/01/27	0

				4,175,668

Miscellaneous Manufacturing – 0.0%
Hillenbrand, Inc. (BB+/Ba1)
922,000	3.750		03/01/31	800,683

Oil Field Services – 0.4%
Kodiak Gas Services LLC (B+/B2)
620,000	7.250	(e)	02/15/29	635,853
Noble Finance II LLC (BB-/B1)
800,000	8.000	(e)	04/15/30	831,360
Sitio Royalties Operating Partnership LP/Sitio Finance Corp. (B/B3)
1,720,000	7.875	(e)	11/01/28	1,778,153
Sunoco LP (BB+/Ba1)
1,145,000	7.000	(e)	05/01/29	1,173,911
880,000	7.250	(e)	05/01/32	909,806
Sunoco LP/Sunoco Finance Corp. (BB+/Ba1)
2,070,000	7.000	(e)	09/15/28	2,122,123
1,425,000	4.500		04/30/30	1,318,923

				8,770,129

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations(d) – (continued)
Pipelines(e) – 0.2%
Hess Midstream Operations LP (BB+/Ba2)
$935,000	6.500%	06/01/29	$ 947,529
ITT Holdings LLC (B-/B3)
2,305,000	6.500	08/01/29	2,090,635

			3,038,164

Real Estate(e) (f) – 0.1%
Anywhere Real Estate Group LLC/Realogy Co.-Issuer Corp. (CCC+/Caa1)
2,885,000	5.250	04/15/30	1,734,924

Retailing(e) – 0.1%
LCM Investments Holdings II LLC (BB-/B2)
2,285,000	4.875	05/01/29	2,134,830
Specialty Building Products Holdings LLC/SBP Finance Corp. (B/B3)
855,000	6.375	09/30/26	840,260

			2,975,090

Software(e) – 0.6%
AthenaHealth Group, Inc. (CCC/Caa2)
8,970,000	6.500	02/15/30	8,262,716
Castle U.S. Holding Corp. (CCC-/Caa3)
3,965,000	9.500	02/15/28	1,894,755
Rackspace Finance LLC (B-/Caa1)
2,366,000	3.500	05/15/28	1,026,678

			11,184,149

Transportation(e)(f) – 0.1%
Rand Parent LLC (BB-/Ba1)
2,705,000	8.500	02/15/30	2,735,999

TOTAL CORPORATE OBLIGATIONS (Cost $133,939,499)			$ 116,678,706

Asset-Backed Securities(b)(d)(e) – 1.5%
Collateralized Loan Obligations – 1.5%
Golub Capital Partners 48 LP Series 2020-48A, Class D (BBB-/NR) (3 mo. USD Term SOFR + 4.062%)
$5,400,000	9.379%	04/17/33	$ 5,410,795
Golub Capital Partners CLO 74 B Ltd. Series 2024-74A, Class D1 (NR/NR) (3 mo. USD Term SOFR + 3.200%)
2,000,000	8.515	07/25/37	2,003,426
ICG U.S. CLO Ltd. Series 2015-2RA, Class C (NR/Baa3) (3 mo. USD Term SOFR + 3.762%)
2,100,000	9.089	01/16/33	2,073,403
Park Blue CLO Ltd. Series 2024-5A, Class D (NR/NR) (3 mo. USD Term SOFR + 3.200%)
2,000,000	8.518	07/25/37	2,003,402
Race Point VIII CLO Ltd. Series 2013-8A, Class DR2 (BBB-/NR) (3 mo. USD Term SOFR + 3.762%)
3,235,000	9.087	02/20/30	3,235,000
TCW CLO AMR Ltd. Series 2019-1A, Class DR (BBB-/NR) (3 mo. USD Term SOFR + 3.932%)
4,900,000	9.258	08/16/34	4,909,584

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(b)(d)(e) – (continued)
Collateralized Loan Obligations – (continued)
THL Credit Wind River CLO Ltd. Series 2017-1A, Class DR (BBB-/NR) (3 mo. USD Term SOFR + 3.982%)
$4,000,000	9.309%	04/18/36	$ 3,939,948
Tralee CLO V Ltd. Series 2018-5A, Class DR (BBB-/NR) (3 mo. USD Term SOFR + 4.072%)
7,000,000	9.396	10/20/34	6,794,928

TOTAL ASSET-BACKED SECURITIES (Cost $30,421,997)			$ 30,370,486

Shares	Description	Value

Common Stocks(g) – 0.4%
Aerospace & Defense – 0.2%
204,620	Swissport Ltd.	$ 3,588,383

Media – 0.2%
162,749	Bright Pattern Holdco(h)	163
579,399	Clear Channel Outdoor Holdings, Inc.	816,953
591,024	National CineMedia, Inc.	2,594,595

		3,411,711

Software(h) – 0.0%
229	Travelport LLC	458,000

Specialty Retail – 0.0%
9,541	Neiman Marcus Group Ltd. LLC	954,100

TOTAL COMMON STOCKS (Cost $16,248,818)		$ 8,412,194

Units	Expiration Date	Value

Warrants(g) – 0.1%
Aspect Software, Inc. (NR/NR)(h)
162,749	12/31/99	$ 163
Cineworld Group PLC (NR/NR)
50,868	12/31/99	861,598
Noble Corp. PLC (NR/NR)
6,346	02/04/28	146,846
(Cost $15,866)

TOTAL WARRANTS (Cost $785,878)		$ 1,008,607

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Shares	Dividend Rate	Value

Preferred Stocks(g)(h) – 0.0%
Post Secondary Education – 0.0%
Travelport LLC
163	0.000	$ 15,485
(Cost $163,000)

Shares	Description	Value

Exchange Traded Funds – 2.4%
956,076	Invesco Senior Loan ETF (NR/NR)	$ 20,115,839
129,178	iShares iBoxx $ High Yield Corporate Bond ETF (NR/NR)	9,964,791
472,562	SPDR Blackstone Senior Loan ETF (NR/NR)	19,753,092

TOTAL EXCHANGE TRADED FUNDS (Cost $49,225,493)		$ 49,833,722

Shares	Dividend Rate	Value

Investment Company(i) – 6.3%
Goldman Sachs Financial Square Government Fund — Institutional Shares
129,116,294	5.213%	$ 129,116,294

(Cost $129,116,294)

Securities Lending Reinvestment Vehicle(i) – 3.2%
Goldman Sachs Financial Square Government Fund — Institutional Shares
64,241,960	5.213%	$ 64,241,960
(Cost $64,241,960)

TOTAL INVESTMENTS – 103.8% (Cost $2,196,616,517)		$2,121,503,622

LIABILITIES IN EXCESS OF OTHER ASSETS – (3.8)%		$ (77,322,200)

NET ASSETS – 100.0%		$2,044,181,422

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on June 30, 2024. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2024.

(c)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(d)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(e)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(f)	All or a portion of security is on loan.

(g)	Security is currently in default and/or non-income producing.

(h)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(i)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED LOAN COMMITMENTS — At June 30, 2024, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)

Groundworks LLC (B/B), due 03/14/31	$865,026	$859,959	$(809)
Touchdown Acquirer, Inc. (NR/B2), due 02/21/31	94,311	94,607	295

TOTA L			$(514)

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2024, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	EUR	6,683,621	USD	7,155,435	07/30/24	$12,838
	USD	80,300,145	EUR	74,250,510	07/30/24	665,473

TOTAL						$678,311

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	EUR	868,390	USD	938,634	07/30/24	$(7,274)

FUTURES CONTRACTS — At June 30, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
10 Year U.S. Treasury Notes	(66)	09/19/24	$(7,258,969)	$(78,941)
2 Year U.S. Treasury Notes	(166)	09/30/24	(33,900,313)	(89,291)
5 Year U.S. Treasury Notes	(572)	09/30/24	(60,962,687)	(408,679)
Ultra 10-Year U.S. Treasury Note	(56)	09/19/24	(6,357,750)	(69,072)

TOTAL FUTURES CONTRACTS				$(645,983)

Currency Abbreviations:
EUR	— Euro
GBP	— British Pound
USD	— U.S. Dollar

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
ETF	— Exchange Traded Fund
EURIBOR	— Euro Interbank Offered Rate
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
SOFR	— Secured Overnight Financing Rate
USD	— US.Dollar

Abbreviation:
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 93.2%
Aerospace & Defense – 1.9%
Boeing Co.(a)
$525,000	2.196%		02/04/26	$ 493,820
1,950,000	3.450		11/01/28	1,764,984
480,000	5.150		05/01/30	460,829
1,145,000	6.528	(b)	05/01/34	1,172,194
1,375,000	3.250		02/01/35	1,050,294
500,000	3.550		03/01/38	362,150
1,306,000	3.375		06/15/46	832,053
575,000	3.625		03/01/48	369,897
900,000	3.850		11/01/48	600,462
634,000	6.858	(b)	05/01/54	650,027
Northrop Grumman Corp.
75,000	4.750		06/01/43	67,219
RTX Corp.
1,975,000	4.125	(a)	11/16/28	1,902,103
1,200,000	6.100	(a)	03/15/34	1,263,600
695,000	4.875		10/15/40	633,666

				11,623,298

Agriculture(a) – 1.7%
Altria Group, Inc.
975,000	4.800		02/14/29	958,952
BAT Capital Corp.
875,000	3.215		09/06/26	835,118
200,000	3.557		08/15/27	189,912
1,350,000	2.259		03/25/28	1,209,343
1,000,000	6.343		08/02/30	1,044,300
5,855,000	6.000		02/20/34	5,918,468

				10,156,093

Automotive – 3.9%
Ford Motor Credit Co. LLC(a)
3,460,000	3.375		11/13/25	3,348,519
2,186,000	5.850		05/17/27	2,188,011
General Motors Co.(a)
2,925,000	6.800		10/01/27	3,036,793
950,000	6.600		04/01/36	995,353
General Motors Financial Co., Inc.(a)
4,365,000	5.250		03/01/26	4,340,425
2,575,000	1.500		06/10/26	2,384,965
400,000	2.700		08/20/27	369,144
775,000	3.850		01/05/28	735,258
Hyundai Capital America(a)(b)
1,450,000	5.600		03/30/28	1,459,874
2,188,000	5.700		06/26/30	2,214,978
1,350,000	6.200		09/21/30	1,401,962
Toyota Motor Credit Corp.
1,035,000	4.800		01/05/34	1,005,099

				23,480,381

Banks – 23.5%
Banco Santander SA
1,600,000	6.921		08/08/33	1,672,384
(1 yr. CMT + 1.600%)
400,000	3.225	(a)(c)	11/22/32	333,860

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Bank of America Corp.(a)(c)
(3 mo. USD Term SOFR + 1.252%)
$275,000	2.496%		02/13/31	$ 237,622
(3 mo. USD Term SOFR+ 1.302%)
2,863,000	3.419		12/20/28	2,691,535
(3 mo. USD Term SOFR +1.332%)
5,356,000	3.970		03/05/29	5,120,282
(3 mo. USD Term SOFR +1.572%)
1,950,000	4.271		07/23/29	1,878,474
(3 mo. USD Term SOFR +4.436%)
1,562,000	6.500		10/23/24	1,560,672
(5 yr. CMT+ 1.200%)
1,025,000	2.482		09/21/36	818,442
(Secured Overnight Financing Rate + 1.330%)
1,825,000	2.972		02/04/33	1,544,972
(Secured Overnight Financing Rate + 1.570%)
1,615,000	5.819		09/15/29	1,648,608
(Secured Overnight Financing Rate + 1.630%)
1,210,000	5.202		04/25/29	1,207,858
(Secured Overnight Financing Rate + 1.830%)
8,215,000	4.571		04/27/33	7,748,224
Bank of New York Mellon Corp.(a)(c) (5 yr. CMT + 4.358%)
1,170,000	4.700		09/20/25	1,149,981
Barclays PLC
425,000	5.200		05/12/26	420,066
1,850,000	4.836	(a)	05/09/28	1,785,176
BNP Paribas SA(a)(b)(c) (1 yr. CMT + 1.500%)
1,680,000	5.335		06/12/29	1,678,925
(Secured Overnight Financing Rate + 1.004%)
4,225,000	1.323		01/13/27	3,944,967
(Secured Overnight Financing Rate + 1.507%)
370,000	3.052		01/13/31	324,039
BPCE SA(b)
1,350,000	4.625		09/12/28	1,305,464
(Secured Overnight Financing Rate + 1.730%)
1,050,000	3.116	(a)(c)	10/19/32	858,417
(Secured Overnight Financing Rate + 2.865%)
1,690,000	5.748	(a)(c)	07/19/33	1,669,331
Citigroup, Inc.
925,000	4.750		05/18/46	793,040
(3 mo. USD Term SOFR + 1.825%)
2,598,000	3.887	(a)(c)	01/10/28	2,509,070
(Secured Overnight Financing Rate + 0.765%)
600,000	1.122	(a)(c)	01/28/27	559,800
(Secured Overnight Financing Rate + 1.351%)
800,000	3.057	(a)(c)	01/25/33	678,408
(Secured Overnight Financing Rate + 1.422%)
1,025,000	2.976	(a)(c)	11/05/30	912,927
(Secured Overnight Financing Rate + 1.447%)
1,535,000	5.449	(a)(c)	06/11/35	1,523,288
(Secured Overnight Financing Rate +2.338%)
1,645,000	6.270	(a)(c)	11/17/33	1,724,453
(Secured Overnight Financing Rate + 3.914%)
675,000	4.412	(a)(c)	03/31/31	643,322

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Comerica, Inc.(a)(c) (Secured Overnight Financing Rate + 2.155%)
$10,000	5.982%		01/30/30	$ 9,855
Credit Agricole SA
1,950,000	4.375		03/17/25	1,925,430
725,000	5.514	(b)	07/05/33	731,235
(5 yr. USD Swap + 4.319%)
500,000	6.875	(a)(b)(c)	09/23/24	498,235
(5 yr. USD Swap + 6.185%)
1,290,000	8.125	(a)(b)(c)	12/23/25	1,308,305
Discover Bank(a)
1,500,000	4.650		09/13/28	1,438,305
First-Citizens Bank & Trust Co.(a)(c) (3 mo. USD Term SOFR + 1.715%)
2,550,000	2.969		09/27/25	2,523,148
HSBC Bank USA NA
800,000	5.625		08/15/35	789,128
HSBC Holdings PLC
600,000	7.625		05/17/32	657,030
(3 mo. USD Term SOFR + 1.609%)
1,875,000	4.292	(a)(c)	09/12/26	1,841,944
(Secured Overnight Financing Rate + 1.929%)
925,000	2.099	(a)(c)	06/04/26	894,299
(Secured Overnight Financing Rate + 2.870%)
216,000	5.402	(a)(c)	08/11/33	213,304
Huntington Bancshares, Inc.(a)(c) (Secured Overnight Financing Rate + 2.020%)
1,085,000	6.208		08/21/29	1,107,470
ING Groep NV(a)(c) (5 yr. USD Swap + 4.446%)
1,310,000	6.500		04/16/25	1,299,848
(Secured Overnight Financing Rate + 1.005%)
1,725,000	1.726		04/01/27	1,613,582
(Secured Overnight Financing Rate + 1.440%)
1,620,000	5.335		03/19/30	1,613,828
JPMorgan Chase & Co.(a)(c)
(3 mo. USD Term SOFR + 1.622%)
875,000	3.882		07/24/38	750,829
(3 mo. USD Term SOFR + 2.515%)
3,650,000	2.956		05/13/31	3,198,823
(Secured Overnight Financing Rate + 1.800%)
11,324,000	4.586		04/26/33	10,774,220
(Secured Overnight Financing Rate + 2.080%)
955,000	4.912		07/25/33	927,716
KeyCorp(a)(c) (Secured Overnight Financing Rate + 1.250%)
2,775,000	6.619		05/23/25	2,772,530
Lloyds Banking Group PLC
1,575,000	4.582		12/10/25	1,546,209
(1 yr. CMT + 0.850%)
350,000	1.627	(a)(c)	05/11/27	325,070
M&T Bank Corp.(a)(c) (Secured Overnight Financing Rate + 2.260%)
2,505,000	6.082		03/13/32	2,496,733

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Macquarie Group Ltd.(a)(b)(c)
(3 mo. USD LIBOR + 1.372%)
$1,900,000	3.763%		11/28/28	$ 1,789,477
(Secured Overnight Financing Rate + 1.069%)
2,200,000	1.340		01/12/27	2,059,596
Morgan Stanley(a)(c)
2,720,000	3.971		07/22/38	2,302,507
(Secured Overnight Financing Rate + 1.143%)
650,000	2.699		01/22/31	569,797
(Secured Overnight Financing Rate + 1.360%)
725,000	2.484		09/16/36	573,772
(Secured Overnight Financing Rate + 1.590%)
1,645,000	5.164		04/20/29	1,639,292
(Secured Overnight Financing Rate + 1.630%)
6,385,000	5.449		07/20/29	6,422,927
(Secured Overnight Financing Rate + 1.730%)
255,000	5.466		01/18/35	254,411
(Secured Overnight Financing Rate + 2.076%)
2,181,000	4.889		07/20/33	2,102,746
NatWest Group PLC(a)(c) (5 yr. USD Swap + 5.720%)
1,305,000	8.000		08/10/25	1,314,383
Regions Financial Corp.(a)(c) (Secured Overnight Financing Rate + 1.490%)
1,975,000	5.722		06/06/30	1,973,321
Santander U.K. Group Holdings PLC(a)(c)
(3 mo. USD LIBOR + 1.400%)
325,000	3.823		11/03/28	306,989
(Secured Overnight Financing Rate + 1.220%)
550,000	2.469		01/11/28	507,595
Shinhan Bank Co. Ltd.(b)
260,000	4.500		04/12/28	255,450
Sumitomo Mitsui Financial Group, Inc.
605,000	5.808		09/14/33	627,331
Truist Financial Corp.(a)(c)
(5 yr. CMT + 4.605%)
1,525,000	4.950		09/01/25	1,495,079
(Secured Overnight Financing Rate + 1.922%)
685,000	5.711		01/24/35	682,144
(Secured Overnight Financing Rate + 2.050%)
700,000	6.047		06/08/27	704,914
U.S. Bancorp(a)(c) (Secured Overnight Financing Rate + 2.020%)
1,260,000	5.775		06/12/29	1,279,240
UBS Group AG(a)(b)
7,097,000	4.282		01/09/28	6,806,520
(5 yr. CMT + 4.758%)
405,000	9.250	(c)	11/13/33	453,539
(Secured Overnight Financing Rate + 0.980%)
4,925,000	1.305	(c)	02/02/27	4,590,100
(Secured Overnight Financing Rate + 1.560%)
3,071,000	2.593	(c)	09/11/25	3,051,100
(Secured Overnight Financing Rate + 3.340%)
1,300,000	6.373	(c)	07/15/26	1,306,578
(Secured Overnight Financing Rate + 5.020%)
1,875,000	9.016	(c)	11/15/33	2,261,119

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Wells Fargo & Co.(a)(c)
(3 mo. USD Term SOFR + 1.572%)
$498,000	3.584%		05/22/28	$ 474,260
(Secured Overnight Financing Rate + 1.510%)
1,325,000	3.526		03/24/28	1,263,586
(Secured Overnight Financing Rate + 2.100%)
3,403,000	4.897		07/25/33	3,275,898
Wells Fargo Bank NA
824,000	5.950		08/26/36	854,051
Westpac Banking Corp.(a)(c)
(5 yr. CMT + 1.350%)
375,000	2.894		02/04/30	367,631
(5 yr. CMT + 2.000%)
1,300,000	4.110		07/24/34	1,201,486
(5 yr. USD SOFR ICE Swap Rate + 2.236%)
125,000	4.322		11/23/31	120,629

				143,088,151

Beverages – 2.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.(a)
4,438,000	4.700		02/01/36	4,228,837
Anheuser-Busch InBev Finance, Inc.(a)
600,000	4.700		02/01/36	568,686
Anheuser-Busch InBev Worldwide, Inc.
180,000	8.200		01/15/39	228,875
175,000	5.450	(a)	01/23/39	177,410
Bacardi Ltd.(a)(b)
2,275,000	4.700		05/15/28	2,212,073
700,000	5.300		05/15/48	631,351
Bacardi Ltd./Bacardi-Martini BV(a)(b)
1,475,000	5.900		06/15/43	1,440,411
Coca-Cola Consolidated, Inc.(a)
410,000	5.450		06/01/34	413,657
Constellation Brands, Inc. (a)
450,000	4.350		05/09/27	439,241
350,000	4.650		11/15/28	342,468
455,000	4.800		01/15/29	448,744
1,256,000	4.750		05/09/32	1,207,657
50,000	4.500		05/09/47	41,748
JDE Peet’s NV(a)(b)
1,970,000	2.250		09/24/31	1,587,347
Keurig Dr Pepper, Inc.(a)
325,000	4.500		11/15/45	276,877

				14,245,382

Biotechnology(a) –1.6%
Amgen, Inc.
2,065,000	5.250		03/02/30	2,080,198
5,000,000	4.200		03/01/33	4,631,450
1,773,000	5.250		03/02/33	1,767,770
Royalty Pharma PLC
1,436,000	5.400		09/02/34	1,397,831

				9,877,249

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Building Materials(a) – 0.4%
Carrier Global Corp.
$1,180,000	5.900%	03/15/34	$ 1,232,345
Fortune Brands Innovations, Inc.
672,000	4.000	03/25/32	610,183
Owens Corning
422,000	5.950	06/15/54	424,865

			2,267,393

Chemicals(a) – 1.2%
Celanese U.S. Holdings LLC
1,240,000	6.165	07/15/27	1,258,501
715,000	6.350	11/15/28	734,484
1,250,000	6.550	11/15/30	1,306,675
DuPont de Nemours, Inc.
76,000	5.319	11/15/38	78,114
850,000	5.419	11/15/48	880,515
Huntsman International LLC
1,050,000	4.500	05/01/29	994,717
International Flavors & Fragrances, Inc.(b)
385,000	2.300	11/01/30	321,044
1,075,000	3.268	11/15/40	760,100
LYB International Finance BV
725,000	4.875	03/15/44	630,329
Sherwin-Williams Co.
475,000	4.000	12/15/42	381,810

			7,346,289

Coal(a) – 0.1%
Teck Resources Ltd.
692,000	3.900	07/15/30	642,031

Commercial Services – 1.0%
Ashtead Capital, Inc.(a)(b)
925,000	1.500	08/12/26	843,424
525,000	2.450	08/12/31	423,707
456,000	5.800	04/15/34	452,753
DP World Ltd.
360,000	5.625	09/25/48	342,450
Global Payments, Inc.(a)
1,150,000	4.450	06/01/28	1,111,049
GXO Logistics, Inc.(a)
2,573,000	2.650	07/15/31	2,090,460
887,000	6.500	05/06/34	900,864

			6,164,707

Computers – 0.5%
Dell International LLC/EMC Corp.(a)
375,000	4.900	10/01/26	371,332
225,000	6.200	07/15/30	236,088
Dell, Inc.
2,075,000	7.100	04/15/28	2,211,058
Hewlett Packard Enterprise Co.(a)
341,000	6.200	10/15/35	358,957
80,000	6.350	10/15/45	84,032

			3,261,467

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – 5.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust(a)
$5,485,000	6.500%		07/15/25	$5,532,281
725,000	6.450		04/15/27	742,059
850,000	4.625		10/15/27	828,708
775,000	3.000		10/29/28	704,359
Air Lease Corp.(a)
2,150,000	3.375		07/01/25	2,101,001
3,525,000	2.875		01/15/26	3,381,885
1,475,000	3.750		06/01/26	1,424,865
325,000	3.625		04/01/27	310,424
Ally Financial, Inc.
950,000	4.625		03/30/25	941,118
1,335,000	4.750	(a)	06/09/27	1,302,333
1,575,000	2.200	(a)	11/02/28	1,364,123
Aviation Capital Group LLC(a)(b)
2,675,000	1.950		01/30/26	2,517,202
Avolon Holdings Funding Ltd.(a)(b)
3,750,000	4.250		04/15/26	3,641,137
1,450,000	3.250		02/15/27	1,358,128
Capital One Financial Corp.(a)(c) (Secured Overnight Financing Rate + 3.070%)
1,165,000	7.624		10/30/31	1,281,418
Charles Schwab Corp.(a)(c) (5 yr. CMT + 4.971%)
583,000	5.375		06/01/25	576,558
Discover Financial Services(a)
800,000	4.100		02/09/27	768,952
Intercontinental Exchange, Inc.(a)(b)
350,000	3.625		09/01/28	330,148
Jefferies Financial Group, Inc.(a)
1,220,000	6.200		04/14/34	1,236,372
Macquarie Airfinance Holdings Ltd.(a)(b)
135,000	6.400		03/26/29	137,399
Nomura Holdings, Inc.
2,375,000	1.653		07/14/26	2,195,806

				32,676,276

Electrical – 3.6%
American Electric Power Co., Inc.(a)
350,000	2.300		03/01/30	297,997
Berkshire Hathaway Energy Co.
767,000	6.125		04/01/36	803,824
500,000	2.850	(a)	05/15/51	305,425
CMS Energy Corp.(a)
500,000	4.875		03/01/44	450,315
Dominion Energy, Inc.(a)
925,000	3.375		04/01/30	835,478
DTE Energy Co.(a)
4,736,000	4.875		06/01/28	4,660,035
Duke Energy Corp.(a)
400,000	4.800		12/15/45	343,764
Duquesne Light Holdings, Inc.(a)(b)
1,075,000	2.532		10/01/30	903,398
Emera U.S. Finance LP(a)
575,000	3.550		06/15/26	551,201

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical – (continued)
NextEra Energy Capital Holdings, Inc.(a)
$2,055,000	1.900%		06/15/28	$1,816,908
Pacific Gas & Electric Co.(a)
250,000	2.950		03/01/26	239,203
675,000	2.100		08/01/27	609,613
PacifiCorp(a)
2,090,000	5.800		01/15/55	2,024,938
Progress Energy, Inc.
1,400,000	7.000		10/30/31	1,517,390
Public Service Electric & Gas Co.(a)
975,000	3.950		05/01/42	795,132
Sempra(a)
1,125,000	3.800		02/01/38	919,080
Southern California Edison Co.(a)
1,325,000	4.200		03/01/29	1,266,620
275,000	4.050		03/15/42	220,110
Southern Co.(a)
425,000	4.400		07/01/46	355,283
Vistra Operations Co. LLC(a)(b)
975,000	4.300		07/15/29	921,404
Xcel Energy, Inc.(a)
2,380,000	3.350		12/01/26	2,270,829

				22,107,947

Electronics(a) – 0.1%
Allegion U.S. Holding Co., Inc.
460,000	5.600		05/29/34	460,216

Engineering & Construction(a) – 0.3%
MasTec, Inc.
551,000	5.900		06/15/29	553,618
Mexico City Airport Trust
240,000	3.875	(b)	04/30/28	225,300
800,000	5.500		07/31/47	662,750
220,000	5.500	(b)	07/31/47	182,256

				1,623,924

Entertainment(a) – 0.7%
Warnermedia Holdings, Inc.
4,535,000	4.279		03/15/32	3,957,150
8,000	5.050		03/15/42	6,502

				3,963,652

Environmental(a)(b) – 0.3%
Veralto Corp.
775,000	5.500		09/18/26	774,752
1,355,000	5.450		09/18/33	1,351,179

				2,125,931

Food & Drug Retailing(a) – 1.3%
Campbell Soup Co.
1,264,000	5.400		03/21/34	1,256,365
Grupo Bimbo SAB de CV
1,070,000	4.700		11/10/47	910,169
J M Smucker Co.
4,530,000	6.200		11/15/33	4,756,590

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Food & Drug Retailing(a) – (continued)
Kellanova
$549,000	5.750%		05/16/54	$ 548,649
Sysco Corp.
150,000	6.600		04/01/40	162,300
75,000	4.450		03/15/48	62,337

				7,696,410

Healthcare Providers & Services – 5.0%
Centene Corp.(a)
950,000	4.250		12/15/27	907,060
CommonSpirit Health
150,000	4.350		11/01/42	126,775
510,000	6.461	(a)	11/01/52	563,494
GE HealthCare Technologies, Inc.(a)
4,900,000	5.650		11/15/27	4,965,905
397,000	5.857		03/15/30	407,842
HCA, Inc.(a)
4,800,000	5.250		06/15/26	4,781,184
2,205,000	3.500		09/01/30	1,989,064
1,145,000	5.500		06/01/33	1,135,394
Humana, Inc.(a)
1,395,000	5.375		04/15/31	1,387,342
1,075,000	5.950		03/15/34	1,099,188
Icon Investments Six DAC(a)
1,095,000	5.849		05/08/29	1,112,257
IQVIA, Inc.(a)
1,140,000	6.250		02/01/29	1,171,749
Novant Health, Inc.(a)
710,000	3.168		11/01/51	474,931
Revvity, Inc.(a)
1,405,000	1.900		09/15/28	1,229,192
1,200,000	3.300		09/15/29	1,091,988
Solventum Corp.(a)(b)
1,230,000	5.400		03/01/29	1,226,199
2,130,000	5.600		03/23/34	2,090,552
STERIS Irish FinCo UnLtd Co.(a)
218,000	2.700		03/15/31	185,721
UnitedHealth Group, Inc.
1,100,000	5.800		03/15/36	1,149,555
766,000	5.050	(a)	04/15/53	710,503
2,625,000	6.050	(a)	02/15/63	2,761,395

				30,567,290

Insurance – 1.4%
American International Group, Inc.
700,000	6.250		05/01/36	739,774
598,000	4.500	(a)	07/16/44	516,953
200,000	4.800	(a)	07/10/45	178,452
Arch Capital Finance LLC(a)
400,000	4.011		12/15/26	387,084
Arch Capital Group Ltd.
595,000	7.350		05/01/34	672,415
Hartford Financial Services Group, Inc.
200,000	6.625		04/15/42	209,394

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Insurance – (continued)
MetLife, Inc.
$475,000	4.721%		12/15/44	$ 419,164
Principal Financial Group, Inc.
150,000	6.050		10/15/36	157,860
Prudential Financial, Inc.
1,850,000	5.700		12/14/36	1,893,049
QBE Insurance Group Ltd.(a)(b)(c) (5 yr. CMT + 5.513%)
1,590,000	5.875		05/12/25	1,573,528
Teachers Insurance & Annuity Association of America(b)
890,000	4.900		09/15/44	789,430
Willis North America, Inc.(a)
1,200,000	2.950		09/15/29	1,075,164

				8,612,267

Internet(a) – 1.1%
Expedia Group, Inc.
725,000	3.250		02/15/30	653,725
196,000	2.950		03/15/31	169,693
Netflix, Inc.(b)
5,060,000	4.875		06/15/30	4,977,471
Prosus NV
200,000	3.680	(b)	01/21/30	177,438
200,000	3.680		01/21/30	177,438
580,000	3.061		07/13/31	480,675

				6,636,440

Investment Companies(a) – 0.5%
Blackstone Private Credit Fund
2,425,000	2.625		12/15/26	2,218,559
125,000	3.250		03/15/27	115,409
JAB Holdings BV(b)
700,000	2.200		11/23/30	563,507

				2,897,475

Iron/Steel – 0.6%
ArcelorMittal SA
950,000	4.550		03/11/26	932,691
POSCO(b)
240,000	5.750		01/17/28	242,850
Steel Dynamics, Inc.(a)
1,950,000	1.650		10/15/27	1,739,283
Vale Overseas Ltd.(a)
630,000	6.400		06/28/54	619,643

				3,534,467

Lodging(a) – 0.9%
Choice Hotels International, Inc.
409,000	3.700		01/15/31	360,918
712,000	5.850		08/01/34	701,249
Hyatt Hotels Corp.
1,963,000	5.500		06/30/34	1,909,861
Marriott International, Inc.
543,000	4.000		04/15/28	521,291
1,350,000	5.550		10/15/28	1,368,009

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Lodging(a) – (continued)
$675,000	4.650%		12/01/28	$ 660,987

				5,522,315

Machinery - Construction & Mining(a)(b) – 0.1%
Weir Group PLC
925,000	2.200		05/13/26	867,678

Machinery-Diversified(a) – 0.7%
AGCO Corp.
1,230,000	5.800		03/21/34	1,224,637
Ingersoll Rand, Inc.
475,000	5.314		06/15/31	477,403
549,000	5.450		06/15/34	553,458
Nordson Corp.
2,075,000	5.800		09/15/33	2,129,718

				4,385,216

Media – 3.0%
Charter Communications Operating LLC/Charter Communications Operating Capital(a)
2,217,000	4.908		07/23/25	2,198,089
1,050,000	3.750		02/15/28	976,447
5,125,000	4.200		03/15/28	4,843,074
256,000	6.650		02/01/34	258,634
625,000	6.384		10/23/35	609,269
Comcast Corp.
1,280,000	5.300	(a)	06/01/34	1,282,598
150,000	3.250	(a)	11/01/39	115,418
475,000	3.750	(a)	04/01/40	385,994
75,000	4.750		03/01/44	67,525
738,000	5.650	(a)	06/01/54	736,923
Discovery Communications LLC(a)
3,125,000	4.900		03/11/26	3,079,625
Time Warner Cable Enterprises LLC
1,600,000	8.375		07/15/33	1,768,032
Time Warner Cable LLC(a)
675,000	5.875		11/15/40	587,155
Walt Disney Co.
1,400,000	6.400		12/15/35	1,532,426

				18,441,209

Mining(b) – 0.5%
Glencore Finance Canada Ltd.
525,000	5.550		10/25/42	488,822
Glencore Funding LLC(a)
1,075,000	4.000		03/27/27	1,037,278
925,000	2.850		04/27/31	779,756
725,000	2.625		09/23/31	596,748

				2,902,604

Miscellaneous Manufacturing – 0.3%
GE Capital International Funding Co. Unlimited Co.
860,000	4.418		11/15/35	793,324

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Miscellaneous Manufacturing – (continued)
General Electric Co.
$1,294,000	5.875%		01/14/38	$ 1,329,766

				2,123,090

Multi-National(a)(b) – 0.0%
African Export-Import Bank
200,000	3.798		05/17/31	170,566

Oil Field Services – 2.7%
Aker BP ASA(a)(b)
1,043,000	2.000		07/15/26	970,480
Continental Resources, Inc.(a)
25,000	4.375		01/15/28	24,019
925,000	5.750	(b)	01/15/31	909,654
Diamondback Energy, Inc.(a)
2,215,000	6.250		03/15/33	2,316,956
890,000	5.400		04/18/34	880,967
Marathon Oil Corp.
1,450,000	5.300	(a)	04/01/29	1,456,249
900,000	6.800		03/15/32	979,191
Marathon Petroleum Corp.(a)
2,095,000	3.800		04/01/28	1,996,242
Occidental Petroleum Corp.(a)
2,500,000	8.875		07/15/30	2,881,950
Ovintiv, Inc.
800,000	5.375	(a)	01/01/26	796,160
1,025,000	8.125		09/15/30	1,157,246
Pertamina Persero PT(a)
370,000	4.175		01/21/50	285,363
QatarEnergy(a)(b)
200,000	3.125		07/12/41	148,500
Reliance Industries Ltd.(b)
890,000	3.625		01/12/52	623,556
Saudi Arabian Oil Co.
1,100,000	3.500		04/16/29	1,023,000
Shell International Finance BV
225,000	6.375		12/15/38	247,950

				16,697,483

Packaging(a) – 0.6%
Berry Global, Inc.
1,800,000	1.570		01/15/26	1,691,586
1,225,000	1.650		01/15/27	1,115,203
Smurfit Kappa Treasury ULC(b)
910,000	5.200		01/15/30	905,205

				3,711,994

Pharmaceuticals(a) – 3.6%
AbbVie, Inc.
2,850,000	4.500		05/14/35	2,687,721
301,000	4.050		11/21/39	261,202
Becton Dickinson & Co.
439,000	4.685		12/15/44	386,346
Bristol-Myers Squibb Co.
1,371,000	5.200		02/22/34	1,368,423
970,000	6.250		11/15/53	1,041,945

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pharmaceuticals(a) – (continued)
$2,365,000	5.550%		02/22/54	$ 2,331,015
Cardinal Health, Inc.
1,160,000	5.450		02/15/34	1,155,592
Cencora, Inc.
212,000	5.125		02/15/34	208,182
Cigna Group
1,581,000	4.800		08/15/38	1,452,338
1,675,000	4.900		12/15/48	1,468,690
CVS Health Corp.
1,125,000	4.875		07/20/35	1,050,300
3,811,000	4.780		03/25/38	3,402,689
Perrigo Finance Unlimited Co.
1,425,000	4.375		03/15/26	1,380,640
Pfizer Investment Enterprises Pte. Ltd.
3,655,000	5.300		05/19/53	3,527,660

				21,722,743

Pipelines – 4.8%
Abu Dhabi Crude Oil Pipeline LLC(b)
490,000	4.600		11/02/47	439,163
Columbia Pipelines Operating Co. LLC(a)(b)
1,010,000	6.036		11/15/33	1,031,947
Enbridge, Inc.(a)
2,025,000	1.600		10/04/26	1,864,114
940,000	6.200		11/15/30	986,934
939,000	5.700		03/08/33	946,568
Energy Transfer LP(a)
550,000	5.950		12/01/25	551,474
2,922,000	3.900		07/15/26	2,829,489
300,000	5.500		06/01/27	300,945
354,000	4.950		05/15/28	348,800
650,000	7.375	(b)	02/01/31	677,794
1,472,000	6.550		12/01/33	1,557,523
456,000	5.150		03/15/45	400,792
Enterprise Products Operating LLC
2,200,000	6.875		03/01/33	2,443,694
Galaxy Pipeline Assets Bidco Ltd.(b)
200,000	2.625		03/31/36	162,938
Kinder Morgan Energy Partners LP
1,100,000	7.750		03/15/32	1,238,204
650,000	6.550		09/15/40	669,650
MPLX LP(a)
150,000	2.650		08/15/30	129,296
950,000	4.500		04/15/38	829,198
520,000	5.500		02/15/49	480,376
ONEOK, Inc.(a)
1,668,000	5.550		11/01/26	1,674,922
2,245,000	4.550		07/15/28	2,189,189
Plains All American Pipeline LP/PAA Finance Corp.(a)
1,917,000	4.650		10/15/25	1,890,660
Sabine Pass Liquefaction LLC(a)
900,000	5.000		03/15/27	892,692
Valero Energy Partners LP(a)
675,000	4.500		03/15/28	657,497

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
Western Midstream Operating LP(a)
$2,307,000	5.450%	04/01/44	$ 2,065,434
Williams Cos., Inc.(a)
2,000,000	4.650	08/15/32	1,901,360

			29,160,653

Real Estate(a) – 0.4%
CBRE Services, Inc.
450,000	5.500	04/01/29	451,746
1,760,000	5.950	08/15/34	1,781,208

			2,232,954

Real Estate Investment Trust(a) – 4.5%
Agree LP
295,000	4.800	10/01/32	276,616
695,000	5.625	06/15/34	688,092
American Homes 4 Rent LP
225,000	2.375	07/15/31	182,745
American Tower Corp.
2,475,000	3.375	10/15/26	2,364,788
Crown Castle, Inc.
3,025,000	4.000	03/01/27	2,923,239
100,000	2.900	04/01/41	69,160
Essex Portfolio LP
2,375,000	3.000	01/15/30	2,104,986
GLP Capital LP/GLP Financing II, Inc.
2,886,000	5.375	04/15/26	2,862,912
830,000	6.750	12/01/33	869,608
Healthcare Realty Holdings LP
875,000	2.050	03/15/31	676,970
Highwoods Realty LP
1,585,000	7.650	02/01/34	1,701,783
Host Hotels & Resorts LP
480,000	5.700	07/01/34	471,821
Invitation Homes Operating Partnership LP
600,000	2.300	11/15/28	531,204
1,505,000	5.450	08/15/30	1,506,821
Kilroy Realty LP
670,000	6.250	01/15/36	635,803
Kimco Realty OP LLC
2,125,000	3.800	04/01/27	2,043,846
NNN REIT, Inc.
1,300,000	3.600	12/15/26	1,247,129
870,000	5.600	10/15/33	866,128
Phillips Edison Grocery Center Operating Partnership I LP
900,000	5.750	07/15/34	888,624
Prologis Targeted U.S. Logistics Fund LP(b)
1,105,000	5.500	04/01/34	1,106,901
Realty Income Corp.
1,125,000	4.000	07/15/29	1,064,475
Retail Opportunity Investments Partnership LP
1,525,000	6.750	10/15/28	1,578,466
Simon Property Group LP
850,000	2.250	01/15/32	689,945

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Real Estate Investment Trust(a) – (continued)
WP Carey, Inc.
$50,000	2.400%	02/01/31	$ 41,472

			27,393,534

Retailing(a) – 0.9%
7-Eleven, Inc.(b)
1,280,000	2.500	02/10/41	836,058
AutoNation, Inc.
702,000	4.500	10/01/25	690,691
1,425,000	4.750	06/01/30	1,362,528
25,000	2.400	08/01/31	20,102
CK Hutchison International 23 Ltd.(b)
220,000	4.750	04/21/28	217,076
Lowe’s Cos., Inc.
875,000	1.700	09/15/28	764,627
1,950,000	4.250	04/01/52	1,532,914
Walgreens Boots Alliance, Inc.
243,000	4.100	04/15/50	167,770

			5,591,766

Savings & Loans(a)(b)(c) – 0.4%
Nationwide Building Society (3 mo. USD LIBOR + 1.855%)
2,525,000	3.960	07/18/30	2,336,357

Semiconductors(a) – 2.3%
Broadcom Corp./Broadcom Cayman Finance Ltd.
1,225,000	3.875	01/15/27	1,185,763
Broadcom, Inc.(b)
2,130,000	2.600	02/15/33	1,724,491
1,025,000	3.419	04/15/33	883,406
2,399,000	3.469	04/15/34	2,044,524
3,289,000	3.137	11/15/35	2,633,239
1,764,000	3.187	11/15/36	1,395,183
Intel Corp.
549,000	5.150	02/21/34	542,088
NXP BV/NXP Funding LLC/NXP USA, Inc.
1,050,000	3.875	06/18/26	1,019,665
525,000	4.400	06/01/27	513,408
1,125,000	3.400	05/01/30	1,018,485
1,301,000	5.000	01/15/33	1,269,152

			14,229,404

Software(a) – 3.2%
Atlassian Corp.
1,287,000	5.500	05/15/34	1,274,876
Constellation Software, Inc.(b)
1,555,000	5.461	02/16/34	1,554,067
MSCI, Inc.(b)
1,945,000	3.875	02/15/31	1,749,197
1,280,000	3.250	08/15/33	1,057,766
Oracle Corp.
2,062,000	2.950	04/01/30	1,832,953
825,000	4.650	05/06/30	808,195
3,200,000	2.875	03/25/31	2,764,256
1,100,000	6.250	11/09/32	1,164,570
837,000	4.900	02/06/33	812,317

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Software(a) – (continued)
$425,000	3.600%		04/01/40	$ 326,664
1,500,000	4.000		11/15/47	1,135,875
2,775,000	6.900		11/09/52	3,101,812
VMware LLC
1,075,000	1.800		08/15/28	941,259
Workday, Inc.
1,375,000	3.800		04/01/32	1,235,479

				19,759,286

Telecommunication Services – 4.9%
AT&T, Inc.(a)
6,017,000	3.800		02/15/27	5,813,806
875,000	2.250		02/01/32	710,106
1,350,000	4.500		05/15/35	1,243,040
175,000	4.900		08/15/37	163,317
925,000	4.850		03/01/39	847,374
75,000	4.350		06/15/45	62,109
886,000	4.750		05/15/46	766,975
775,000	5.150		11/15/46	719,580
British Telecommunications PLC
1,415,000	9.625		12/15/30	1,727,757
Rogers Communications, Inc.(a)
3,328,000	3.800		03/15/32	2,974,167
300,000	4.500		03/15/42	253,842
T-Mobile USA, Inc.(a)
48,000	3.750		04/15/27	46,141
1,162,000	3.875		04/15/30	1,086,319
1,055,000	2.875		02/15/31	914,105
6,275,000	3.500		04/15/31	5,639,531
1,975,000	5.200		01/15/33	1,954,578
700,000	5.050		07/15/33	684,719
Verizon Communications, Inc.(a)
475,000	3.150		03/22/30	428,165
1,950,000	1.750		01/20/31	1,578,174
2,800,000	2.550		03/21/31	2,378,460

				29,992,265

Transportation – 0.4%
Burlington Northern Santa Fe LLC
425,000	6.150		05/01/37	458,426
1,225,000	5.750	(a)	05/01/40	1,257,377
CSX Corp.
690,000	6.000		10/01/36	729,068

				2,444,871

Trucking & Leasing(a)(b) – 0.6%
Penske Truck Leasing Co. LP/PTL Finance Corp.
2,075,000	4.400		07/01/27	2,019,390
525,000	5.875		11/15/27	532,271

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Trucking & Leasing(a)(b) – (continued)
	$836,000	5.250%		07/01/29	$ 829,187

					3,380,848

TOTAL CORPORATE OBLIGATIONS (Cost $588,818,944)					$568,121,572

Sovereign Debt Obligations – 1.7%
Euro – 0.3%
Mexico Government International Bonds(a)
EUR	130,000	1.350%		09/18/27	$ 128,738
	1,152,000	1.450		10/25/33	935,325
Peru Government International Bonds(a)
	100,000	1.250		03/11/33	84,371
Philippines Government International Bonds
	450,000	0.700		02/03/29	419,729
Romania Government International Bonds(b)
	90,000	2.124		07/16/31	77,621

					1,645,784

United States Dollar – 1.4%
Chile Government International Bonds
	$150,000	3.625		10/30/42	115,983
	200,000	3.500	(a)	01/25/50	144,000
Export-Import Bank of Korea
	390,000	5.125		01/11/33	391,825
Hungary Government International Bonds(b)
	470,000	3.125		09/21/51	298,450
Mexico Government International Bonds(a)
	2,540,000	3.250		04/16/30	2,232,025
	802,000	3.500		02/12/34	652,427
	1,399,000	3.771		05/24/61	860,385
	440,000	3.750		04/19/71	264,220
Panama Government International Bonds(a)
	380,000	2.252		09/29/32	273,410
	650,000	6.853		03/28/54	596,700
	200,000	3.870		07/23/60	113,937
	390,000	4.500		01/19/63	249,210
Peru Government International Bonds(a)
	430,000	2.780		12/01/60	241,203
Philippines Government International Bonds
	210,000	2.650		12/10/45	137,616
Republic of Poland Government International Bonds(a)
	570,000	5.125		09/18/34	560,823
	700,000	5.500		03/18/54	679,056
Romania Government International Bonds
	160,000	3.000	(b)	02/27/27	148,800
	70,000	6.375		01/30/34	70,294
	560,000	6.125		01/22/44	532,350

					8,562,714

TOTALS OVEREIGN DEBT OBLIGATIONS (Cost $12,618,032)					$ 10,208,498

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Debt Obligations – 0.5%
California – 0.1%
California State GO Bonds Build America Taxable Series 2009
$455,000	7.300%	10/01/39	$ 520,538

Illinois – 0.4%
Illinois State GO Bonds Build America Series 2010
1,375,000	6.630	02/01/35	1,431,827
Illinois State GO Bonds Taxable-Pension Series 2003
941,176	5.100	06/01/33	923,492

			2,355,319

Pennsylvania – 0.0%
Pennsylvania Commonwealth Financing Authority RB (Taxable) Series A
335,000	2.991	06/01/42	251,253

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $3,095,603)			$ 3,127,110

U.S. Treasury Obligations – 0.5%
U.S. Treasury Bonds
$200,000	4.000%	11/15/42	$ 184,344
200,000	3.875	05/15/43	180,469
2,230,000	2.875	05/15/52	1,634,520
310,000	4.000	11/15/52	282,439
1,160,000	4.750	11/15/53	1,199,513

TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,517,305)			$ 3,481,285

TOTAL INVESTMENTS – 95.9% (Cost $608,049,884)			$584,938,465

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.1%			24,726,831

NET ASSETS – 100.0%			$609,665,296

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2024.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2024, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

UBS AG (London)	USD	1,749,498	EUR	1,617,695	07/30/24	$14,499

FUTURES CONTRACTS — At June 30, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	114	09/19/24	$12,538,219	$86,774
20 Year U.S. Treasury Bonds	158	09/19/24	18,693,375	182,342
5 Year U.S. Treasury Notes	182	09/30/24	19,397,219	101,540
Ultra Long U.S. Treasury Bonds	353	09/19/24	44,246,344	428,810

Total				$799,466

Short position contracts:
2 Year U.S. Treasury Notes	(97)	09/30/24	(19,809,219)	(38,482)
Ultra 10-Year U.S. Treasury Note	(207)	09/19/24	(23,500,969)	(248,413)

Total				$(286,895)

TOTAL FUTURES CONTRACTS				$512,571

SWAP CONTRACTS — At June 30, 2024, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)	Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

4.223%	12M SOFR	04/11/26	—	$—	$—	$—
4.223(b)	12M SOFR(b)	04/11/26	$5,210	1,512	(90)	1,602
4.426	12M SOFR	04/16/26	—	—	—	—
4.426(b)	12M SOFR(b)	04/16/26	$7,240	(12,264)	2,884	(15,148)
4.172	12M SOFR	05/20/26	—	—	—	—
4.172(b)	12M SOFR(b)	05/20/26	$4,000	221	238	(17)
12M SOFR	4.730%	06/30/26	—	—	—	—
12M SOFR(c)	4.730(c)	06/30/26	$19,650	82,605	7,438	75,167
12M SOFR	3.804	04/13/28	—	—	—	—
12M SOFR(c)	3.804(c)	04/13/28	$11,130	12,872	3,055	9,817
4.301	12M SOFR	11/30/28	—	—	—	—
4.301(c)	12M SOFR(c)	11/30/28	$38,560	(367,936)	(10,197)	(357,739)
12M SOFR	4.024	04/16/30	—	—	—	—
12M SOFR(c)	4.024(c)	04/16/30	$12,540	106,976	(53,011)	159,987
2.680(c)	12M SOFR(c)	07/28/32	7,520	314,247	69,102	245,145
12M SOFR	3.789	05/21/34	—	—	—	—
12M SOFR(c)	3.789(c)	05/21/34	$6,670	(5,281)	2,659	(7,940)
2.500	6M EURO	09/18/34	—	—	—	—
2.500(c)	6M EURO(d)	09/18/34	EUR 1,050	30,219	27,346	2,873
3.992	12M SOFR	04/16/35	—	—	—	—

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)	Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3.992%(c)	12M SOFR(c)	04/16/35	$6,920	$(84,947)	$39,223	$(124,170)
12M SOFR(c)	2.910%(c)	07/28/37	18,320	(619,603)	(214,113)	(405,490)
12M SOFR(c)	3.391(c)	05/10/38	2,950	(53,772)	(72,633)	18,861
2.080(c)	12M SOFR(c)	07/28/47	18,180	566,113	309,005	257,108
2.564(c)	12M SOFR(c)	05/11/53	2,850	73,385	(4,507)	77,892
3.380	12M SOFR	04/11/54	—	—	—	—
3.380(c)	12M SOFR(c)	04/11/54	$3,070	1,041	(2,040)	3,081
3.343	12M SOFR	05/20/54	—	—	—	—
3.343(c)	12M SOFR(c)	05/20/54	$3,810	8,176	3,454	4,722

TOTAL				$53,564	$107,813	$(54,249)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2024.
(b)	Payments made at maturity.
(c)	Payments made annually.
(d)	Payments made semi-annually.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2024(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
AT&T, Inc., 3.800%, 02/15/27	1.000%	0.398%	06/20/26	$2,375	$27,765	$17,357	$10,408
CDX.NA.IG Index 40	1.000	0.422	06/20/28	43,349	923,620	386,028	537,592
CDX.NA.IG Index 41	1.000	0.479	12/20/28	15,145	323,063	197,546	125,517
CDX.NA.IG Index 42	1.000	0.538	06/20/29	—	—	—	—
CDX.NA.IG Index 42	1.000	0.538	06/20/29	$130,235	2,699,738	2,686,128	13,610
General Electric Co. 6.750%, 03/15/32	1.000	0.103	06/20/26	3,550	61,588	20,142	41,446
Nordstrom, Inc., 6.950%, 03/15/28	1.000	0.399	12/20/24	1,125	3,560	(3,449)	7,009
Republic of Chile, 3.240%, 02/06/28	1.000	0.579	06/20/29	2,630	50,223	53,750	(3,527)
Republic of Indonesia, 2.150%, 07/28/31	1.000	0.783	06/20/29	2,700	26,756	29,927	(3,171)
Republic of Peru, 8.750%, 11/21/33	1.000	0.773	06/20/29	2,680	27,831	38,708	(10,877)
Republic of the Philippines, 9.500%, 02/02/30	1.000	0.698	06/20/29	2,690	36,874	43,586	(6,712)

TOTAL					$4,181,018	$3,469,723	$711,295

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid/(Received) by the Fund(a)	Counterparty	Termination Date#	Notional Amount (000s)	Unrealized Application/ (Depreciation)*

IBOXIG Index	12M SOFR	JPMorgan Securities, Inc.	09/20/24	$57	$(62,707)

#	The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).
*	There is no upfront payment on the bond forward contract, therefore the unrealized gain (loss) of the bond forward contract is equal to its market value.
(a)	Payments made quarterly.

Currency Abbreviations:
EUR	— Euro
USD	— U.S. Dollar

Investment Abbreviations:
CMT	— Constant Maturity Treasury Indexes
GO	— General Obligation
ICE	— Inter-Continental Exchange
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
MSCI	— Morgan Stanley Capital International
PLC	— Public Limited Company
RB	— Revenue Bond
REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Financing Rate

Abbreviations:
CDX.NA.IG Ind 40	— CDX North America Investment Grade Index 40
CDX.NA.IG Ind 41	— CDX North America Investment Grade Index 41
CDX.NA.IG Ind 42	— CDX North America Investment Grade Index 42
EURO	— Euro Offered Rate
SOFR	— Secured Overnight Financing Rate

GOLDMAN SACHS SHORT DURATION HIGH YIELD FUND

Schedule of Investments

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 83.3%
Advertising(a)(b) – 0.8%
Clear Channel Outdoor Holdings, Inc. (B/B2)
$60,000	7.875%		04/01/30	$ 60,395
Outfront Media Capital LLC/Outfront Media Capital Corp. (B/B2)
46,000	4.250		01/15/29	41,909
279,000	4.625		03/15/30	251,279
Outfront Media Capital LLC/Outfront Media Capital Corp. (BB/Ba1)
10,000	7.375		02/15/31	10,438

				364,021

Aerospace & Defense(a) – 2.7%
Bombardier, Inc. (B+/B1)
110,000	6.000	(b)	02/15/28	108,815
85,000	7.000	(b)	06/01/32	86,161
Rolls-Royce PLC (BBB-/Ba1)
200,000	5.750	(b)	10/15/27	201,348
TransDigm, Inc. (B/B3)
203,000	5.500		11/15/27	199,368
327,000	4.625		01/15/29	305,546
TransDigm, Inc. (BB-/Ba3)
295,000	6.750	(b)	08/15/28	298,906

				1,200,144

Airlines(b) – 0.6%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. (NR/Ba1)
117,261	5.750		04/20/29	114,266
United Airlines, Inc. (BB+/Ba1)
173,000	4.375	(a)	04/15/26	167,203

				281,469

Automotive(a) – 2.2%
Adient Global Holdings Ltd. (BB/B2)
75,000	8.250	(b)	04/15/31	78,131
Adient Global Holdings Ltd. (BBB-/Ba2)
171,000	7.000	(b)	04/15/28	175,183
Allison Transmission, Inc. (NR/Ba2)
291,000	3.750	(b)	01/30/31	255,265
Dana, Inc. (BB-/B1)
232,000	5.625		06/15/28	224,896
Dealer Tire LLC/DT Issuer LLC (CCC/Caa1)
107,000	8.000	(b)	02/01/28	103,499
Phinia, Inc. (BB+/Ba1)
145,000	6.750	(b)	04/15/29	147,200

				984,174

Banks(a)(b) – 0.8%
Freedom Mortgage Corp. (B/B2)
139,000	6.625		01/15/27	134,228
UBS Group AG (BB/NR) (5 yr. CMT + 3.098%)
256,000	3.875	(c)	06/02/26	236,332

				370,560

Building Materials(a)(b) – 1.0%
Builders FirstSource, Inc. (BB-/Ba2)
248,000	4.250		02/01/32	219,011

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Building Materials(a)(b) – (continued)
Masterbrand, Inc. (BB/Ba3)
$25,000	7.000%	07/15/32	$ 25,280
Standard Industries, Inc. (BB/B1)
96,000	5.000	02/15/27	93,287
95,000	4.375	07/15/30	85,824

			423,402

Chemicals(a)(b) – 4.5%
Avient Corp. (BB-/Ba3)
102,000	7.125	08/01/30	103,807
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV (BB/Ba3)
483,000	4.750	06/15/27	469,708
Chemours Co. (BB-/B1)
222,000	4.625	11/15/29	191,120
Element Solutions, Inc. (BB/B1)
202,000	3.875	09/01/28	185,783
Ingevity Corp. (NR/Ba3)
381,000	3.875	11/01/28	346,097
Olympus Water U.S. Holding Corp. (B-/B3)
200,000	4.250	10/01/28	181,774
SNF Group SACA (BB+/Ba1)
200,000	3.125	03/15/27	184,098
Vibrantz Technologies, Inc. (CCC+/Caa2)
102,000	9.000	02/15/30	93,312
WR Grace Holdings LLC (B-/B1)
247,000	4.875	06/15/27	238,446

			1,994,145

Commercial Services(a)(b) – 3.0%
ADT Security Corp. (BB/Ba2)
301,000	4.125	08/01/29	277,648
Allied Universal Holdco LLC/Allied Universal Finance Corp. (B/B3)
59,000	6.625	07/15/26	58,835
APi Group DE, Inc. (B+/B1)
471,000	4.125	07/15/29	428,535
28,000	4.750	10/15/29	26,127
APX Group, Inc. (B/Ba3)
199,000	5.750	07/15/29	190,915
APX Group, Inc. (BB/Ba2)
85,000	6.750	02/15/27	84,790
Garda World Security Corp. (B/B2)
85,000	7.750	02/15/28	86,654
Mavis Tire Express Services Topco Corp. (CCC/Caa2)
41,000	6.500	05/15/29	38,221
VT Topco, Inc. (B/B2)
150,000	8.500	08/15/30	157,483

			1,349,208

Computers(a)(b) – 0.7%
Ahead DB Holdings LLC (CCC+/Caa1)
48,000	6.625	05/01/28	45,433
McAfee Corp. (CCC+/Caa1)
160,000	7.375	02/15/30	147,733

GOLDMAN SACHS SHORT DURATION HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Computers(a)(b) – (continued)
Virtusa Corp. (CCC+/Caa1)
$114,000	7.125%		12/15/28	$ 106,027

				299,193

Distribution & Wholesale(a)(b) – 1.2%
American Builders & Contractors Supply Co., Inc. (B+/Ba3)
298,000	3.875		11/15/29	266,406
H&E Equipment Services, Inc. (BB-/B1)
304,000	3.875		12/15/28	274,217

				540,623

Diversified Financial Services(a) – 2.4%
Castlelake Aviation Finance DAC (B+/B2)
116,000	5.000	(b)	04/15/27	112,018
Coinbase Global, Inc. (BB-/B1)
105,000	3.375	(b)	10/01/28	90,004
Freedom Mortgage Holdings LLC (B/B2)
15,000	9.250	(b)	02/01/29	15,003
Macquarie Airfinance Holdings Ltd. (BB+/Baa3)
15,000	6.400	(b)	03/26/29	15,266
80,000	8.125	(b)	03/30/29	84,658
Navient Corp. (B+/Ba3)
118,000	5.500		03/15/29	107,668
OneMain Finance Corp. (BB/Ba2)
215,000	9.000		01/15/29	226,745
United Wholesale Mortgage LLC (NR/Ba3)
138,000	5.500	(b)	04/15/29	131,058
VFH Parent LLC/Valor Co.-Issuer, Inc. (B+/B1)
75,000	7.500	(b)	06/15/31	75,352
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
(B-/B3)
127,000	7.875	(b)	05/01/27	112,201
130,000	6.375	(b)	02/01/30	101,529

				1,071,502

Electrical(a) – 2.1%
Calpine Corp. (BB+/Ba2)
283,000	3.750	(b)	03/01/31	250,302
NRG Energy, Inc. (BB/Ba2)
65,000	5.750		01/15/28	64,503
155,000	3.375	(b)	02/15/29	137,885
131,000	3.625	(b)	02/15/31	112,391
Pike Corp. (B-/B3)
257,000	5.500	(b)	09/01/28	246,353
Vistra Operations Co. LLC (BB/Ba2)
130,000	4.375	(b)	05/01/29	121,107

				932,541

Electrical Components & Equipment(a)(b) – 0.6%
WESCO Distribution, Inc. (BB/Ba3)
248,000	7.250		06/15/28	252,719
15,000	6.375		03/15/29	15,060
10,000	6.625		03/15/32	10,113

				277,892

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electronics(a)(b) – 1.2%
Atkore, Inc. (BB+/Ba2)
$180,000	4.250%		06/01/31	$ 159,303
Sensata Technologies BV (BB+/Ba2)
200,000	4.000		04/15/29	183,738
Sensata Technologies, Inc. (BB+/Ba2)
191,000	3.750		02/15/31	166,598

				509,639

Engineering & Construction(a) – 1.5%
AECOM (BB/Ba2)
280,000	5.125		03/15/27	274,921
Global Infrastructure Solutions, Inc. (BB-/B1)
257,000	5.625	(b)	06/01/29	241,922
156,000	7.500	(b)	04/15/32	152,561

				669,404

Entertainment(a)(b) – 2.1%
Boyne USA, Inc. (B/B1)
245,000	4.750		05/15/29	228,972
Caesars Entertainment, Inc. (B-/B3)
88,000	4.625		10/15/29	80,654
Caesars Entertainment, Inc. (BB-/Ba3)
175,000	7.000		02/15/30	178,820
Cinemark USA, Inc. (BB-/B2)
240,000	5.250		07/15/28	229,289
SeaWorld Parks & Entertainment, Inc. (B+/B2)
204,000	5.250		08/15/29	192,643

				910,378

Environmental(a)(b) – 0.7%
Madison IAQ LLC (CCC+/Caa1)
206,000	5.875		06/30/29	191,804
Stericycle, Inc. (BB-/NR)
138,000	3.875		01/15/29	128,895

				320,699

Food & Drug Retailing(a)(b) – 1.4%
Performance Food Group, Inc. (BB/B1)
178,000	4.250		08/01/29	161,996
Post Holdings, Inc. (B+/B2)
55,000	5.625		01/15/28	54,165
116,000	5.500		12/15/29	111,829
Post Holdings, Inc. (BB/Ba1)
50,000	6.250		02/15/32	50,127
U.S. Foods, Inc. (BB-/Ba3)
176,000	4.750		02/15/29	166,957
84,000	4.625		06/01/30	78,171

				623,245

Forest Products & Paper(a)(b) – 0.2%
Glatfelter Corp. (CCC/Caa1)
122,000	4.750		11/15/29	100,939

Healthcare Providers & Services(a) – 2.2%
Charles River Laboratories International, Inc. (BB/Ba2)
284,000	4.000	(b)	03/15/31	254,052
Encompass Health Corp. (B+/B1)
150,000	4.500		02/01/28	142,740

GOLDMAN SACHS SHORT DURATION HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Healthcare Providers & Services(a) – (continued)
LifePoint Health, Inc. (B/B2)
$60,000	11.000	%(b)	10/15/30	$ 66,130
LifePoint Health, Inc. (CCC+/Caa2)
85,000	5.375	(b)	01/15/29	74,440
Medline Borrower LP (B-/B3)
210,000	5.250	(b)	10/01/29	200,142
Medline Borrower LP (B+/Ba3)
269,000	3.875	(b)	04/01/29	247,690

				985,194

Holding Companies-Diversified(a)(b) – 0.5%
Benteler International AG (BB-/Ba3)
200,000	10.500		05/15/28	215,170

Home Builders(a) – 1.5%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC (B+/B1)
141,000	4.875	(b)	02/15/30	126,182
Century Communities, Inc. (BB/Ba2)
220,000	3.875	(b)	08/15/29	196,033
KB Home (BB+/Ba1)
82,000	7.250		07/15/30	84,427
LGI Homes, Inc. (BB-/Ba2)
108,000	4.000	(b)	07/15/29	93,692
Taylor Morrison Communities, Inc. (BB+/Ba1)
155,000	5.875	(b)	06/15/27	154,253

				654,587

Household Products(a)(b) – 0.1%
Kronos Acquisition Holdings, Inc. (NR/B2)
45,000	8.250		06/30/31	45,084

Housewares(a) – 0.5%
Scotts Miracle-Gro Co. (B-/B2)
251,000	4.375		02/01/32	216,134

Insurance(a)(b) – 1.8%
Acrisure LLC/Acrisure Finance, Inc. (B/B2)
238,000	4.250		02/15/29	216,316
Acrisure LLC/Acrisure Finance, Inc. (CCC+/Caa2)
90,000	6.000		08/01/29	83,273
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer (B/B2)
160,000	6.750		04/15/28	160,336
HUB International Ltd. (B-/Caa2)
130,000	7.375		01/31/32	131,881
Panther Escrow Issuer LLC (B/B2)
155,000	7.125		06/01/31	156,769
USI, Inc. (CCC+/Caa1)
45,000	7.500		01/15/32	45,745

				794,320

Internet(a)(b) – 1.9%
ANGI Group LLC (B/B2)
215,000	3.875		08/15/28	184,651
GrubHub Holdings, Inc. (B-/B3)
128,000	5.500		07/01/27	116,093
Match Group Holdings II LLC (BB/Ba3)
242,000	4.625		06/01/28	226,771

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Internet(a)(b) – (continued)
$145,000	4.125%	08/01/30	$ 128,624
Uber Technologies, Inc. (BB/Ba1)
205,000	6.250	01/15/28	205,160

			861,299

Iron/Steel(a)(b) – 0.3%
Cleveland-Cliffs, Inc. (BB-/Ba3)
145,000	6.750	04/15/30	143,712

Leisure Time(a)(b) – 3.6%
Acushnet Co. (BB/Ba3)
15,000	7.375	10/15/28	15,548
Carnival Corp. (BB/B3)
231,000	7.625	03/01/26	233,312
186,000	6.000	05/01/29	183,708
Carnival Corp. (BBB-/Ba2)
278,000	4.000	08/01/28	260,745
40,000	7.000	08/15/29	41,465
MajorDrive Holdings IV LLC (CCC+/Caa2)
184,000	6.375	06/01/29	173,157
Royal Caribbean Cruises Ltd. (BB+/Ba2)
157,000	4.250	07/01/26	151,946
143,000	5.500	04/01/28	141,205
260,000	6.250	03/15/32	261,963
Viking Cruises Ltd. (B+/B3)
40,000	7.000	02/15/29	40,214
Viking Ocean Cruises Ship VII Ltd. (BB/Ba2)
47,000	5.625	02/15/29	45,971
VOC Escrow Ltd. (BB/Ba2)
67,000	5.000	02/15/28	64,969

			1,614,203

Lodging(a)(b) – 1.3%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc. (B+/B2)
184,000	5.000	06/01/29	171,582
193,000	4.875	07/01/31	170,629
Travel & Leisure Co. (BB-/Ba3)
251,000	4.500	12/01/29	230,860

			573,071

Machinery - Construction & Mining(a)(b) – 0.4%
Vertiv Group Corp. (BB/Ba3)
195,000	4.125	11/15/28	182,066

Machinery-Diversified(a)(b) – 1.7%
Chart Industries, Inc. (BB-/Ba3)
245,000	7.500	01/01/30	253,573
Esab Corp. (BB+/Ba1)
135,000	6.250	04/15/29	135,864
Husky Injection Molding Systems Ltd./Titan Co.-Borrower LLC (B-/B3)
175,000	9.000	02/15/29	181,221
TK Elevator Holdco GmbH (CCC+/Caa1)
200,000	7.625	07/15/28	198,792

			769,450

GOLDMAN SACHS SHORT DURATION HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media(a) – 6.4%
Altice Financing SA (B-/Caa1)
$316,000	5.000	%(b)	01/15/28	$ 239,639
CCO Holdings LLC/CCO Holdings Capital Corp. (BB-/B1)
553,000	4.750	(b)	03/01/30	478,986
320,000	4.250	(b)	01/15/34	242,736
CSC Holdings LLC (CCC+/Caa1)
245,000	4.500	(b)	11/15/31	158,084
Directv Financing LLC/Directv Financing Co.-Obligor, Inc. (BB/Ba3)
201,000	5.875	(b)	08/15/27	189,149
DISH Network Corp. (CCC+/Caa1)
45,000	11.750	(b)	11/15/27	44,205
GCI LLC (B+/B3)
190,000	4.750	(b)	10/15/28	173,525
Gray Television, Inc. (B-/Caa1)
140,000	7.000	(b)	05/15/27	128,843
Gray Television, Inc. (BB-/Ba3)
105,000	10.500	(b)	07/15/29	105,589
Nexstar Media, Inc. (BB+/B2)
130,000	4.750	(b)	11/01/28	115,473
Scripps Escrow II, Inc. (BB-/B2)
124,000	3.875	(b)	01/15/29	86,275
Sirius XM Radio, Inc. (BB/Ba3)
190,000	4.000	(b)	07/15/28	171,652
202,000	4.125	(b)	07/01/30	172,556
Sunrise HoldCo IV BV (B/B3)
200,000	5.500	(b)	01/15/28	193,574
TEGNA, Inc. (BB+/Ba3)
162,000	5.000		09/15/29	142,947
VZ Secured Financing BV (B+/B1)
256,000	5.000	(b)	01/15/32	218,399

				2,861,632

Metal Fabricate & Hardware(a)(b) – 0.4%
Roller Bearing Co. of America, Inc. (B+/B1)
203,000	4.375		10/15/29	186,949

Miscellaneous Manufacturing(a) –0.8%
Hillenbrand, Inc. (BB+/Ba1)
401,000	3.750		03/01/31	348,236

Oil & Gas(a)(b) – 0.4%
CNX Resources Corp. (BB/B1)
40,000	7.250		03/01/32	40,737
Matador Resources Co. (BB-/B1)
55,000	6.500		04/15/32	55,039
Permian Resources Operating LLC (BB-/B1)
85,000	5.875		07/01/29	83,804

				179,580

Oil Field Services(a) – 9.2%
Archrock Partners LP/Archrock Partners Finance Corp. (BB-/B2)
267,000	6.250	(b)	04/01/28	264,509
California Resources Corp. (BB-/B2)
164,000	7.125	(b)	02/01/26	164,367
Civitas Resources, Inc. (BB-/B1)
234,000	8.375	(b)	07/01/28	245,517
CNX Resources Corp. (BB/B1)
192,000	6.000	(b)	01/15/29	188,283

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services(a) – (continued)
$90,000	7.375	%(b)	01/15/31	$ 91,975
Crescent Energy Finance LLC (BB-/B1)
155,000	7.375	(b)	01/15/33	155,332
Kodiak Gas Services LLC (B+/B2)
198,000	7.250	(b)	02/15/29	203,063
Matador Resources Co. (BB-/B1)
155,000	6.875	(b)	04/15/28	157,406
MEG Energy Corp. (BB-/B1)
220,000	5.875	(b)	02/01/29	214,034
Nabors Industries, Inc. (B-/Ba3)
239,000	7.375	(b)	05/15/27	242,590
Noble Finance II LLC (BB-/B1)
130,000	8.000	(b)	04/15/30	135,096
Permian Resources Operating LLC (BB-/B1)
144,000	7.000	(b)	01/15/32	147,993
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.
(B/B3)
95,000	7.875	(b)	11/01/28	98,212
Southwestern Energy Co. (BB+/Ba2)
135,000	5.375		03/15/30	130,437
67,000	4.750		02/01/32	61,537
Southwestern Energy Co. (BB+/NR)
124,000	5.375		02/01/29	120,240
Sunoco LP (BB+/Ba1)
80,000	7.000	(b)	05/01/29	82,020
Sunoco LP/Sunoco Finance Corp. (BB+/Ba1)
249,000	4.500		04/30/30	230,464
TechnipFMC PLC (BBB-/Ba1)
188,000	6.500	(b)	02/01/26	187,242
Transocean Poseidon Ltd. (B/B1)
116,100	6.875	(b)	02/01/27	115,934
Transocean Titan Financing Ltd. (B/B1)
150,000	8.375	(b)	02/01/28	154,725
Transocean, Inc. (B/B1)
90,000	8.750	(b)	02/15/30	94,495
Transocean, Inc. (B-/Caa1)
100,000	8.250	(b)	05/15/29	100,197
USA Compression Partners LP/USA Compression Finance Corp. (B+/B2)
246,000	7.125	(b)	03/15/29	247,729
Viper Energy, Inc. (BBB-/Ba3)
125,000	7.375	(b)	11/01/31	129,515
Vital Energy, Inc. (B/B2)
110,000	7.875	(b)	04/15/32	111,683

				4,074,595

Packaging(a)(b) – 1.0%
Clearwater Paper Corp. (B/B1)
138,000	4.750		08/15/28	128,172
Mauser Packaging Solutions Holding Co. (B/B2)
130,000	7.875		04/15/27	132,823
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc. (B+/B1)
85,000	4.375		10/15/28	79,341

GOLDMAN SACHS SHORT DURATION HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Packaging(a)(b) – (continued)
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC (B+/B1)
$87,000	4.000%		10/15/27	$ 81,519

				421,855

Pharmaceuticals(a)(b) – 0.9%
AdaptHealth LLC (B/B1)
144,000	6.125		08/01/28	137,385
38,000	4.625		08/01/29	32,937
49,000	5.125		03/01/30	42,908
Organon & Co./Organon Foreign Debt Co.-Issuer BV (BB-/B1)
200,000	5.125		04/30/31	179,572

				392,802

Pipelines(a) – 6.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp. (BB+/Ba3)
120,000	5.375	(b)	06/15/29	116,430
125,000	6.625	(b)	02/01/32	126,103
Blue Racer Midstream LLC/Blue Racer Finance Corp. (B+/B2)
50,000	7.000	(b)	07/15/29	50,921
Buckeye Partners LP (BB-/B1)
80,000	6.875	(b)	07/01/29	80,280
CNX Midstream Partners LP (BB/B1)
48,000	4.750	(b)	04/15/30	43,229
CQP Holdco LP/BIP-V Chinook Holdco LLC (BB/Ba2)
250,000	7.500	(b)	12/15/33	259,207
DT Midstream, Inc. (BB+/Ba2)
210,000	4.375	(b)	06/15/31	191,669
EQM Midstream Partners LP (BB-/Ba3)
71,000	7.500	(b)	06/01/27	72,563
Genesis Energy LP/Genesis Energy Finance Corp. (B/B3)
70,000	7.875		05/15/32	70,650
Global Partners LP/GLP Finance Corp. (B+/B2)
124,000	6.875		01/15/29	123,003
65,000	8.250	(b)	01/15/32	66,739
Hess Midstream Operations LP (BB+/Ba2)
35,000	6.500	(b)	06/01/29	35,469
Howard Midstream Energy Partners LLC (B+/B2)
130,000	8.875	(b)	07/15/28	137,575
70,000	7.375	(b)	07/15/32	71,060
Kinetik Holdings LP (BB+/Ba1)
326,000	5.875	(b)	06/15/30	321,351
NuStar Logistics LP (BB+/Ba1)
115,000	6.000		06/01/26	114,785
Prairie Acquiror LP (B/B3)
35,000	9.000	(b)	08/01/29	36,096
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (BB-/B1)
65,000	7.375	(b)	02/15/29	65,320
167,000	6.000	(b)	12/31/30	155,721
156,000	6.000	(b)	09/01/31	146,036
Venture Global LNG, Inc. (BB/B1)
407,000	8.125	(b)	06/01/28	419,743
105,000	9.500	(b)	02/01/29	114,994
40,000	9.875	(b)	02/01/32	43,532

				2,862,476

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Real Estate Investment Trust(a) – 0.7%
Iron Mountain Information Management Services, Inc. (BB-/Ba3)
$105,000	5.000	%(b)	07/15/32	$ 95,975
SBA Communications Corp. (BB/Ba3)
263,000	3.125		02/01/29	234,688

				330,663

Retailing(a) – 7.4%
1011778 BC ULC/New Red Finance, Inc. (B+/B2)
192,000	4.375	(b)	01/15/28	181,198
305,000	4.000	(b)	10/15/30	268,296
Arko Corp. (B-/B3)
211,000	5.125	(b)	11/15/29	183,819
Asbury Automotive Group, Inc. (BB/B1)
141,000	4.500		03/01/28	133,548
67,000	4.625	(b)	11/15/29	62,050
132,000	4.750		03/01/30	122,480
28,000	5.000	(b)	02/15/32	25,357
Beacon Roofing Supply, Inc. (B/B1)
137,000	4.125	(b)	05/15/29	125,148
Cougar JV Subsidiary LLC (B+/B2)
40,000	8.000	(b)	05/15/32	41,334
Foundation Building Materials, Inc. (CCC+/Caa1)
221,000	6.000	(b)	03/01/29	196,321
Group 1 Automotive, Inc. (BB+/Ba2)
200,000	4.000	(b)	08/15/28	184,608
IRB Holding Corp. (B+/B2)
227,000	7.000	(b)	06/15/25	227,023
Ken Garff Automotive LLC (BB-/B1)
197,000	4.875	(b)	09/15/28	182,710
LCM Investments Holdings II LLC (BB-/B2)
278,000	4.875	(b)	05/01/29	259,730
40,000	8.250	(b)	08/01/31	41,784
Lithia Motors, Inc. (BB+/Ba2)
173,000	3.875	(b)	06/01/29	155,565
191,000	4.375	(b)	01/15/31	170,368
Murphy Oil USA, Inc. (BB+/Ba2)
192,000	3.750	(b)	02/15/31	169,177
Penske Automotive Group, Inc. (BB-/Ba3)
360,000	3.750		06/15/29	324,943
Sonic Automotive, Inc. (BB-/B1)
174,000	4.625	(b)	11/15/29	157,176
63,000	4.875	(b)	11/15/31	55,414

				3,268,049

Software(a) – 3.2%
AthenaHealth Group, Inc. (CCC/Caa2)
136,000	6.500	(b)	02/15/30	125,276
Castle U.S. Holding Corp. (CCC-/Caa3)
111,000	9.500	(b)	02/15/28	53,044
Clarivate Science Holdings Corp. (B/Caa1)
119,000	4.875	(b)	07/01/29	110,612
Clarivate Science Holdings Corp. (BB-/B1)
158,000	3.875	(b)	07/01/28	146,875
Cloud Software Group, Inc. (B/B2)
100,000	6.500	(b)	03/31/29	96,065
90,000	8.250	(b)	06/30/32	91,753

GOLDMAN SACHS SHORT DURATION HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Software(a) – (continued)
Open Text Corp. (BB/Ba3)
$217,000	3.875	%(b)	02/15/28	$ 200,836
159,000	3.875	(b)	12/01/29	142,470
Twilio, Inc. (BB/Ba3)
255,000	3.625		03/15/29	229,918
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. (B+/B1)
251,000	3.875	(b)	02/01/29	226,543

				1,423,392

Telecommunication Services(a)(b) – 0.2%
Frontier Communications Holdings LLC (CCC+/Caa2)
101,000	6.750		05/01/29	92,632

Transportation(a)(b) – 0.8%
Cargo Aircraft Management, Inc. (BB/Ba2)
171,000	4.750		02/01/28	158,585
Rand Parent LLC (BB-/Ba1)
199,000	8.500		02/15/30	201,281

				359,866

TOTAL CORPORATE OBLIGATIONS (Cost $38,151,703)				$37,080,195

Bank Loans(d) – 11.2%
Aerospace & Defense(c) – 0.7%
ADS Tactical, Inc. (B+/B3) ((1 mo. USD LIBOR + 5.750%) – (1 mo. USD Term SOFR + 5.750%))
$129,077	11.180–11.183%		03/19/26	$ 129,238
Propulsion (BC) Finco SARL (B/B2) (3 mo. USD Term SOFR + 3.750%)
182,099	9.085		09/14/29	182,516

				311,754

Automotive(c) – 0.4%
First Brands Group LLC (B+/B1) (3 mo. USD Term SOFR + 5.000%)
191,534	10.591		03/30/27	190,038

Building & Construction(c) – 0.5%
DG Investment Intermediate Holdings 2, Inc. (B-/B2) (1 mo. USD Term SOFR + 3.750%)
143,450	9.208		03/31/28	142,912
Energize HoldCo LLC (B/B3) (1 mo. USD Term SOFR + 3.750%)
69,822	9.208		12/08/28	69,891

				212,803

Building Materials(c) – 0.3%
Icebox Holdco III, Inc. (B-/B2) (3 mo. USD Term SOFR + 3.750%)
95,447	9.346		12/22/28	95,607
Icebox Holdco III, Inc. (CCC/Caa2) (3 mo. USD Term SOFR + 6.750%)
50,000	12.346		12/21/29	50,500

				146,107

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(d) – (continued)
Capital Goods - Others – 0.9%
Engineered Machinery Holdings, Inc. (B-/B1) (3 mo. EUR EURIBOR + 3.750%)
EUR	71,691	7.472	%(c)	05/21/28	$ 76,697
(3 mo. USD Term SOFR + 3.750%)
	$70,955	9.346	(c)	05/19/28	71,177
RC Buyer, Inc. (B-/B2) (1 mo. USD Term SOFR + 3.500%)
	142,566	8.958	(c)	07/28/28	142,610
Titan Acquisition Ltd. (B-/B3)
	125,000	0.000(e)		03/28/25	125,209

					415,693

Commercial Services – 1.6%
Ankura Consulting Group LLC (NR/B3)
	148,700	0.000	(e)	03/17/28	148,886
Garda World Security Corp. (B/B2) (3 mo. USD Term SOFR + 4.250%)
	131,673	9.594	(c)	02/01/29	132,332
Groundworks LLC (B/B) (1 mo. USD Term SOFR + 3.500%)
	23,316	8.830	(c)	03/14/31	23,294
Groundworks LLC (B/B3) (1 mo. USD Term SOFR + 3.500%)
	126,684	8.830	(c)	03/14/31	126,565
Holding Socotec (B/B2) (3 mo. USD Term SOFR + 3.500%)
EUR	75,000	7.222	(c)	06/02/28	80,187
(3 mo. USD Term SOFR + 4.250%)
	$95,036	9.822	(c)	06/30/28	94,838
Mavis Tire Express Services Corp. (B-/B2) (1 mo. USD Term SOFR + 3.750%)
	118,841	9.094(c)		05/04/28	118,989

					725,091

Consumer Cyclical Services(c) – 0.3%
BCPE Empire Holdings, Inc. (B-/B3) (1 mo. USD Term SOFR + 4.000%)
	143,980	9.344		12/11/28	143,908

Energy - Exploration & Production(c) – 0.3%
Kohler Energy Co. LLC (B/B1) (3 mo. USD Term SOFR + 4.750%)
	150,000	10.085		05/01/31	150,516

Entertainment(e) – 0.1%
Alterra Mountain Co. (B+/B1)
	20,000	0.000		05/31/30	20,088

Healthcare(c) – 0.4%
Onex TSG Intermediate Corp. (B/B2) (3 mo. USD Term SOFR + 4.750%)
	166,321	10.346		02/28/28	165,628

Machinery(c) – 1.1%
Apex Tool Group LLC (CCC-/Caa2) (1 mo. USD Term SOFR + 7.944%)
	56,658	7.500		02/08/30	54,391
Apex Tool Group LLC (CCC+/B3) (1 mo. USD Term SOFR + 3.250%)
	24,299	5.344		02/08/29	23,773
SPX Flow, Inc. (B/B2) (1 mo. USD Term SOFR + 3.500%)
	189,343	8.844		04/05/29	190,353

GOLDMAN SACHS SHORT DURATION HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(d) – (continued)
Machinery(c) – (continued)
TK Elevator U.S. Newco, Inc. (B/B2) (3 mo. USD Term SOFR + 3.500%)
$204,455	8.791%		04/30/30	$ 205,371

				473,888

Media - Cable(c) – 0.3%
DirecTV Financing LLC (BB/Ba3) (1 mo. USD Term SOFR + 5.000%)
124,725	10.458		08/02/27	124,850

Metals & Mining(c) – 0.1%
PMHC II, Inc. (B-/B3) (3 mo. USD Term SOFR + 4.250%)
48,623	9.706		04/23/29	47,407

Midstream – 0.4%
AL GCX Holdings LLC (B+/Ba3)
24,872	0.000	(e)	05/17/29	24,810
CQP Holdco LP (BB/Ba2) (3 mo. USD Term SOFR + 2.250%)
$147,011	8.345	(c)	12/31/30	147,011

				171,821

Oil Field Services(c) – 0.4%
ChampionX Corp. (BBB/Ba1) (1 mo. USD Term SOFR + 2.750%)
170,708	8.194		06/07/29	171,188

Packaging(c) – 0.9%
Charter NEX U.S., Inc. (B/B3) (1 mo. USD Term SOFR + 3.500%)
140,806	8.844		12/01/27	140,958
Clydesdale Acquisition Holdings, Inc. (B/B2) (1 mo. USD Term SOFR + 3.675%)
143,155	9.119		04/13/29	143,378
Pretium Packaging LLC (B/B2) (3 mo. USD Term SOFR + 5.000%)
126,848	10.327		10/02/28	130,083

				414,419

Pharmaceuticals(c) – 1.0%
Covetrus, Inc. (B-/B1) (3 mo. USD Term SOFR + 5.000%)
271,563	10.335		10/13/29	262,009
Jazz Financing Lux SARL (BB-/Ba2) (1 mo. USD Term SOFR + 3.000%)
157,173	8.458		05/05/28	157,173

				419,182

Pipelines(c) – 0.4%
Epic Y-Grade Services LP (B-/B3) (3 mo. USD Term SOFR + 5.750%)
175,000	11.082		06/29/29	174,645

Retailers(c) – 0.3%
Harbor Freight Tools USA, Inc. (BB-/B2) (1 mo. USD Term SOFR + 2.500%)
150,000	7.844		06/05/31	149,472

Technology - Software(c) – 0.8%
Ahead DB Holdings LLC (B/B1) (3 mo. USD Term SOFR + 3.750%)
124,688	9.085		02/01/31	124,922

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(d) – (continued)
Technology - Software(c) – (continued)
Castle U.S. Holding Corp. (CCC+/Caa1) (3 mo. USD Term SOFR + 3.750%)
$114,752	9.359%	01/29/27	$ 70,734
Loyalty Ventures, Inc. (NR/WR)
239,876	0.000	11/03/27	1,799
McAfee LLC (B-/B1) (1 mo. USD Term SOFR + 3.250%)
25,000	8.593	03/01/29	24,942
Virtusa Corp. (B/B1) (3 mo. USD Term SOFR + 3.750%)
116,769	9.079	02/11/28	116,879

			339,276

TOTAL BANK LOANS (Cost $5,222,430)			$ 4,967,774

Shares	Description	Value

Common Stocks – 0.5%
Energy Equipment & Services – 0.4%
3,489	Noble Corp. PLC	$ 155,784

Oil, Gas & Consumable Fuels(f) – 0.1%
1,141,924	Prairie Provident Resources, Inc.	45,909

TOTAL COMMON STOCKS (Cost $2,968,823)		$ 201,693

Shares	Dividend Rate	Value

Investment Company(g) – 2.1%
Goldman Sachs Financial Square Government Fund — Institutional Shares
957,435	5.213%	$ 957,435
(Cost $957,435)

TOTAL INVESTMENTS – 97.1% (Cost $47,300,391)		$43,207,097

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.9%		$ 1,288,688

NET ASSETS – 100.0%		$44,495,785

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2024.

GOLDMAN SACHS SHORT DURATION HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(d)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on June 30, 2024. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(e)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(f)	Security is currently in default and/or non-income producing.

(g)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2024, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Citibank NA	USD	54,132	EUR	49,764	07/30/24	$760
MS & Co. Int. PLC	USD	238,139	EUR	220,156	07/30/24	2,019

TOTAL						$2,779

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Citibank NA	EUR	74,006	USD	80,523	07/30/24	$(1,151)
MS & Co. Int. PLC	EUR	49,764	USD	54,129	07/30/24	(757)

TOTAL						$(1,908)

FUTURES CONTRACTS — At June 30, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
2 Year U.S. Treasury Notes	42	09/30/24	$8,577,187	$21,881
Ultra Long U.S. Treasury Bonds	1	09/19/24	125,344	4,092

Total				$25,973

Short position contracts:
10 Year U.S. Treasury Notes	(39)	09/19/24	(4,289,391)	(45,217)
20 Year U.S. Treasury Bonds	(2)	09/19/24	(236,625)	(3,395)
5 Year U.S. Treasury Notes	(18)	09/30/24	(1,918,406)	(4,016)
Ultra 10-Year U.S. Treasury Note	(8)	09/19/24	(908,250)	(8,458)

Total				$(61,086)

TOTAL FUTURES CONTRACTS				$(35,113)

GOLDMAN SACHS SHORT DURATION HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
EUR	— Euro
USD	— U.S. Dollar

Investment Abbreviations:
CMT	— Constant Maturity Treasury Indexes
EURIBOR	— Euro Interbank Offered Rate
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
SOFR	— Secured Overnight Financing Rate
USD	— US.Dollar

Abbreviation:
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e., where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Fund’s shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in a Fund having a direct contractual relationship with the borrower, and a Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

The High Yield Floating Rate and Short Duration High Yield Funds may also enter into certain credit arrangements, all or a portion of which may be unfunded. Unfunded loan commitments represent the remaining obligation of a Fund to the borrower. A Fund is obligated to fund these commitments at the borrower’s discretion. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit of a loan. All loans and unfunded loan commitments involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower. Loans, including unfunded loan commitments, are marked to market daily using pricing vendor quotations and the change in value, if any, is recorded as an unrealized gain or loss.

ii. Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

iii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

iv. Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold. The Funds account for mortgage dollar roll transactions as purchases and sales and realize gains and losses on these transactions.

v. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of June 30, 2024:

EMERGING MARKETS CREDIT

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$28,658,282	$—
Sovereign Debt Obligations	—	805,549	—
Investment Company	293,069	—	—

Total	$293,069	$29,463,831	$—

Derivative Type

Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$15,029	$—
Futures Contracts	9,708	—	—
Interest Rate Swap Contracts	—	686	—

Total	$9,708	$15,715	$—

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

EMERGING MARKETS CREDIT (continued)

Derivative Type	Level 1	Level 2	Level 3

Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(342)	$—
Futures Contracts	(3,474)	—	—
Interest Rate Swap Contracts	—	(569)	—
Credit Default Swap Contracts	—	(7)	—

Total	$(3,474)	$(918)	$—
EMERGING MARKETS DEBT

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Sovereign Debt Obligations	$—	$289,679,727	$—
Corporate Obligations	—	89,882,701	—
Common Stock and/or Other Equity Investments(b)
Asia	—	96,567	—
Investment Company	2,362,620	—	—

Total	$2,362,620	$379,658,995	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$976,425	$—
Futures Contracts(a)	94,637	—	—
Interest Rate Swap Contracts(a)	—	1,515,040	—
Credit Default Swap Contracts(a)	—	21,501	—
Purchased Option Contracts	—	1,475,614	—

Total	$94,637	$3,988,580	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(1,321,269)	$—
Futures Contracts(a)	(68,693)	—	—
Interest Rate Swap Contracts(a)	—	(2,197,388)	—
Credit Default Swap Contracts(a)	—	(37,815)	—
Written Option Contracts	—	(1,064,829)	—

Total	$(68,693)	$(4,621,301)	$—

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

HIGH YIELD

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$1,689,651,400	$—
Bank Loans	—	169,988,260	—
Securities Lending Reinvestment Vehicle	42,499,005	—	—
Common Stock and/or Other Equity Investments(b)
Europe	39,316	8,472,701	—
North America	6,142,115	1,399,929	—
Warrants	—	116,751	—
Exchange Traded Funds	12,937,267	—	—

Total	$61,617,703	$1,869,629,041	$—

Liabilities
Fixed Income(a)

Unfunded Loan Committment	$—	$(574)	$—

Derivative Type

Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$359,229	$—
Futures Contracts	597,375	—	—
Credit Default Swap Contracts	—	1,293,925	—

Total	$597,375	$1,653,154	$—

Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(112,906)	$—
Futures Contracts	(279,438)	—	—
Credit Default Swap Contracts	—	(2,072)	—

Total	$(279,438)	$(114,978)	$—

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

HIGH YIELD FLOATING RATE

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Bank Loans	$—	$1,721,826,168	$—
Corporate Obligations	—	116,678,706	—
Asset-Backed Securities	—	30,370,486	—
Securities Lending Reinvestment Vehicle	64,241,960	—	—
Common Stock and/or Other Equity Investments(b)
Europe	—	3,588,383	—
North America	3,411,548	954,100	458,163
Warrants	—	1,008,444	163
Preferred Stocks	—	—	15,485
Exchange Traded Funds	49,833,722	—	—
Investment Company	129,116,294	—	—

Total	$246,603,524	$1,874,426,287	$473,811

Liabilities
Fixed Income(a)

Unfunded Loan Committments	$—	$(514)	$—

Derivative Type

Assets(a)

Forward Foreign Currency Exchange Contracts	$—	$678,311	$—

Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(7,274)	$—
Futures Contracts	(645,983)	—	—

Total	$(645,983)	$(7,274)	$—

INVESTMENT GRADE CREDIT

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$568,121,572	$—
Sovereign Debt Obligations	—	10,208,498	—
U.S. Treasury Obligations	3,481,285	—	—
Municipal Debt Obligations	—	3,127,110	—

Total	$3,481,285	$581,457,180	$—

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

INVESTMENT GRADE CREDIT (continued)

Derivative Type	Level 1	Level 2	Level 3

Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$14,499	$—
Futures Contracts	799,466	—	—
Interest Rate Swap Contracts	—	856,255	—
Credit Default Swap Contracts	—	735,582	—

Total	$799,466	$1,606,336	$—

Liabilities(a)
Futures Contracts	$(286,895)	$—	$—
Interest Rate Swap Contracts	—	(910,504)	—
Credit Default Swap Contracts	—	(24,287)	—
Total Return Swap Contracts	—	(62,707)	—

Total	$(286,895)	$(997,498)	$—

SHORT DURATION HIGH YIELD

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$37,080,195	$—
Bank Loans	—	4,967,774	—
Common Stock and/or Other Equity Investments(b)
North America	201,693	—	—
Investment Company	957,435	—	—

Total	$1,159,128	$42,047,969	$—

Derivative Type

Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$2,779	$—
Futures Contracts	25,973	—	—

Total	$25,973	$2,779	$—

Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(1,908)	$—
Futures Contracts	(61,086)	—	—

Total	$(61,086)	$(1,908)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.
(b)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. Such market rates are generally the Secured Overnight Financing Rate, (“SOFR”), a term SOFR rate published by CME Group Benchmark Administration Limited (CBA) calculated using certain derivatives markets (“Term SOFR”), the Prime Rate of a designated U.S. bank, the Federal Funds Rate, or another base lending rate used by commercial lenders. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Foreign Custody Risk — A Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of a Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including, but not limited to, the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Leverage Risk — Leverage creates exposure to potential gains and losses in excess of the initial amount invested. Borrowing and the use of derivatives may result in leverage and may make a Fund more volatile. When a Fund uses leverage, the sum of that Fund’s investment exposure may significantly exceed the amount of assets invested in the Fund, although these exposures may vary over time. Relatively small market movements may result in large changes in the value of a leveraged investment. The use of leverage may cause a Fund to liquidate portfolio positions to satisfy its obligations when it may not be advantageous to do so. The use of leverage by a Fund can substantially increase the adverse impact to which the Fund’s investment portfolio may be subject.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Loan-Related Investments Risk — In addition to risks generally associated with debt investments (e.g., interest rate risk and default risk), loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be or become illiquid or less liquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and certain loan investments may be or become illiquid or less liquid and more difficult to value, particularly in the event of a downgrade of the loan or the borrower. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, a Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if a Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting a Fund to the creditworthiness of that lender as well. Investors in loans, such as a Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, a Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet a Fund’s redemption obligations for a period after the sale of the loans, and, as a result, a Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

Non-Diversification Risk — Local Emerging Markets Debt Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Non-Investment Grade Fixed Income Securities Risk — Non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as “junk bonds”) are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific issuer developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less liquidity. The Funds may purchase the securities of issuers that are in default.